UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02064

IMPAX FUNDS SERIES TRUST I
(Exact name of Registrant as specified in charter)

30 Penhallow Street, Suite 100, Portsmouth, NH                                                                                03801
(Address of principal executive offices)                                                                                                (Zip code)

Impax Asset Management LLC
30 Penhallow Street, Suite 100, Portsmouth, NH  03801
Attn.:  Edward Farrington
(Name and address of agent for service)

Registrant’s telephone number, including area code:                    800-767-1729

Date of fiscal year end:    December 31

Date of reporting period:    December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form NCSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 205491090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Fund Overview

This annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/LC.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Investor Class | PAXLX

Impax Large Cap Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$104	0.98%

How did the Fund perform last year?

The Fund delivered double‑digit returns in 2025 through disciplined stock selection and tactical sector shifts, but it trailed the benchmark due to relative security selection, especially in the Information Technology sector. Avoiding certain high‑momentum tech names on valuation and risk concerns limited participation in areas with outsized gains. Within IT, software holdings like ServiceNow and Tyler Technologies lagged as investors questioned long‑term AI disruption risks. Marvell was volatile on fears of losing a major Amazon chip contract.

In the Consumer Staples sector, McCormick and Colgate faced pressure as consumers traded down, with declines amplified by the market using defensive stocks as a source of funds for AI‑related trades. Health Care selection detracted due to Avantor’s execution issues, market share losses, and the CEO’s resignation in the second quarter.

Conversely, the Consumer Discretionary sector was a strong contributor: Aptiv rebounded on margin improvement, eBay benefited from resilient growth and tariff‑resistant reselling trends, and Ulta Beauty gained from sustained demand in beauty products.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax Large Cap Fund Investor Class $30,239
S&P 500 Index $35,295
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/16/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024
06/30/2025
12/31/2025

	Impax Large Cap Fund Investor Class $30,239	S&P 500 Index $35,295
12/16/2016	10,000	10,000
12/31/2016	9,916.67	9,922
06/30/2017	10,769.51	10,849
12/31/2017	11,964.6	12,088
06/30/2018	12,338.22	12,408
12/31/2018	11,365.39	11,558
06/30/2019	13,483.86	13,701
12/31/2019	15,326.77	15,197
06/30/2020	15,019.61	14,729
12/31/2020	18,966.84	17,994
06/30/2021	22,625.41	20,738
12/31/2021	24,764.43	23,159
06/30/2022	19,862.91	18,536
12/31/2022	19,814.71	18,964
06/30/2023	22,087.41	22,168
12/31/2023	23,757.55	23,950
06/30/2024	25,935.28	27,612
12/31/2024	27,018.28	29,942
06/30/2025	28,463.5	31,799
12/31/2025	30,238.8	35,295

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	Since Inception (12/16/16)
Investor Class - (Incorp December 16, 2016)	11.92%	9.78%	13.02%
S&P 500 Index	17.88	14.42	14.96

The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$934,105,723
Total Number of Portfolio Holdings	43
Total Investment Advisory Fees Paid During the Reporting Period	$7,140,304
Portfolio Turnover Rate	60%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	11.0%
Microsoft Corp.	9.2%
Amazon.com, Inc.	5.6%
Alphabet, Inc., A	4.8%
Mastercard, Inc., A	3.9%
Apple, Inc.	3.5%
Danaher Corp.	3.3%
JPMorgan Chase & Co.	2.8%
Agilent Technologies, Inc.	2.5%
eBay, Inc.	2.4%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Information Technology 32.0%
Industrials 13.7%
Financials 13.5%
Consumer Discretionary 12.6%
Health Care 11.2%
Communication Services 6.3%
Consumer Staples 3.7%
Real Estate 3.1%
Utilities 1.8%
Materials 1.7%
Other assets and liabilities (net) 0.4%

Value	Value
Other assets and liabilities (net)	0.4%
Materials	1.7%
Utilities	1.8%
Real Estate	3.1%
Consumer Staples	3.7%
Communication Services	6.3%
Health Care	11.2%
Consumer Discretionary	12.6%
Financials	13.5%
Industrials	13.7%
Information Technology	32.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2025Footnote Reference ^

Software
16.0%
Semiconductors & Semiconductor Equipment
12.5%
Broadline Retail
8.0%
Life Sciences Tools & Services
6.7%
Banks
6.4%
Interactive Media & Services
4.8%
Trading Companies & Distributors
4.0%
Financial Services
3.9%
Ground Transportation
3.7%
Technology Hardware, Storage & Peripherals
3.5%
Others†
30.1%
Other assets and liabilities (net)
0.4%

Value	Value
Other assets and liabilities (net)	0.4%
OthersFootnote Reference†	30.1%
Technology Hardware, Storage & Peripherals	3.5%
Ground Transportation	3.7%
Financial Services	3.9%
Trading Companies & Distributors	4.0%
Interactive Media & Services	4.8%
Banks	6.4%
Life Sciences Tools & Services	6.7%
Broadline Retail	8.0%
Semiconductors & Semiconductor Equipment	12.5%
Software	16.0%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	99.5%
Cash & Cash Equivalents	0.5%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Large Cap Fund

Annual Shareholder Report

December 31, 2025

Investor Class: PAXLX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/LC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/LC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/LC.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Institutional Class | PXLIX

Impax Large Cap Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.73%

How did the Fund perform last year?

The Fund delivered double‑digit returns in 2025 through disciplined stock selection and tactical sector shifts, but it trailed the benchmark due to relative security selection, especially in the Information Technology sector. Avoiding certain high‑momentum tech names on valuation and risk concerns limited participation in areas with outsized gains. Within IT, software holdings like ServiceNow and Tyler Technologies lagged as investors questioned long‑term AI disruption risks. Marvell was volatile on fears of losing a major Amazon chip contract.

In the Consumer Staples sector, McCormick and Colgate faced pressure as consumers traded down, with declines amplified by the market using defensive stocks as a source of funds for AI‑related trades. Health Care selection detracted due to Avantor’s execution issues, market share losses, and the CEO’s resignation in the second quarter.

Conversely, the Consumer Discretionary sector was a strong contributor: Aptiv rebounded on margin improvement, eBay benefited from resilient growth and tariff‑resistant reselling trends, and Ulta Beauty gained from sustained demand in beauty products.

Total Returns Based on a Hypothetical $250,000 Investment is displayed

Impax Large Cap Fund (Institutional Class) $772,681
S&P 500 Index $882,386
900,000
800,000
700,000
600,000
500,000
400,000
300,000
200,000
100,000
0
12/16/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024
06/30/2025
12/31/2025

	Impax Large Cap Fund (Institutional Class) $772,681	S&P 500 Index $882,386
12/16/2016	$250,000	$250,000
12/31/2016	$247,917	$248,050
06/30/2017	$269,424	$271,222
12/31/2017	$299,883	$302,203
06/30/2018	$309,562	$310,208
12/31/2018	$285,513	$288,954
06/30/2019	$339,044	$342,523
12/31/2019	$386,113	$379,935
06/30/2020	$378,959	$368,230
12/31/2020	$478,731	$449,838
06/30/2021	$571,720	$518,446
12/31/2021	$626,754	$578,966
06/30/2022	$503,379	$463,409
12/31/2022	$502,816	$474,110
06/30/2023	$560,957	$554,209
12/31/2023	$603,996	$598,742
06/30/2024	$660,364	$690,302
12/31/2024	$688,682	$748,546
06/30/2025	$726,453	$794,977
12/31/2025	$772,681	$882,386

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	Since Inception (12/16/16)
Institutional Class - (Incorp December 16, 2016)	12.20%	10.05%	13.29%
S&P 500 Index	17.88	14.42	14.96

The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$934,105,723
Total Number of Portfolio Holdings	43
Total Investment Advisory Fees Paid During the Reporting Period	$7,140,304
Portfolio Turnover Rate	60%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	11.0%
Microsoft Corp.	9.2%
Amazon.com, Inc.	5.6%
Alphabet, Inc., A	4.8%
Mastercard, Inc., A	3.9%
Apple, Inc.	3.5%
Danaher Corp.	3.3%
JPMorgan Chase & Co.	2.8%
Agilent Technologies, Inc.	2.5%
eBay, Inc.	2.4%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.4%
Materials	1.7%
Utilities	1.8%
Real Estate	3.1%
Consumer Staples	3.7%
Communication Services	6.3%
Health Care	11.2%
Consumer Discretionary	12.6%
Financials	13.5%
Industrials	13.7%
Information Technology	32.0%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.4%
OthersFootnote Reference†	30.1%
Technology Hardware, Storage & Peripherals	3.5%
Ground Transportation	3.7%
Financial Services	3.9%
Trading Companies & Distributors	4.0%
Interactive Media & Services	4.8%
Banks	6.4%
Life Sciences Tools & Services	6.7%
Broadline Retail	8.0%
Semiconductors & Semiconductor Equipment	12.5%
Software	16.0%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	99.5%
Cash & Cash Equivalents	0.5%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Large Cap Fund

Annual Shareholder Report

December 31, 2025

Institutional Class: PXLIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/LC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/LC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/SC.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Investor Class | PXSCX

Impax Small Cap Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$122	1.16%

How did the Fund perform last year?

In 2025, the Fund marginally underperformed the Russell 2000 Index while navigating a volatile market. Sector allocation added value overall, and stock selection was strongest in the third quarter. Results benefited from defensive positioning and strong selection in the Consumer Discretionary and Real Estate sectors, though weakness in the Consumer Staples and Industrials sectors weighed on performance.

In the second quarter, high single‑digit returns were offset by underperformance as markets favored higher‑risk, momentum stocks. Positive contributors included the Financials, Consumer Staples, and Industrials sectors, while the Communication Services and IT sectors faced stock‑specific and industry pressures.

The third quarter saw slight underperformance, with strong selection in the Financials, Health Care, and IT sectors offset by weaker results in the Consumer Staples, Materials, and Industrials sectors.

In Q4, the Fund outperformed, supported by Health Care and IT sector overweights and by companies tied to AI infrastructure. Rivian and other Consumer Discretionary sector names contributed, while the Materials sector remained soft due to packaging demand weakness.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax Small Cap Fund Investor Class $21,619
S&P 500 Index $39,827
Russell 2000 Index $25,047
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax Small Cap Fund Investor Class $21,619	S&P 500 Index $39,827	Russell 2000 Index $25,047
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,790	$11,196	$12,131
12/31/2017	$12,824	$13,640	$13,908
12/31/2018	$10,798	$13,042	$12,376
12/31/2019	$13,313	$17,149	$15,535
12/31/2020	$14,880	$20,304	$18,636
12/31/2021	$19,371	$26,132	$21,397
12/31/2022	$14,921	$21,399	$17,024
12/31/2023	$16,938	$27,025	$19,906
12/31/2024	$19,395	$33,786	$22,203
12/31/2025	$21,619	$39,827	$25,047

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Investor Class	11.47%	7.76%	8.02%
S&P 500 Index	17.88	14.42	14.82
Russell 2000 Index	12.81	6.09	9.62

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$746,359,994
Total Number of Portfolio Holdings	64
Total Investment Advisory Fees Paid During the Reporting Period	$5,202,774
Portfolio Turnover Rate	36%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.5%
Acadian Asset Management, Inc.	5.3%
Ligand Pharmaceuticals, Inc.	4.2%
SI-BONE, Inc.	3.2%
Eastern Bankshares, Inc.	3.1%
Planet Fitness, Inc., A	2.8%
Pinnacle Financial Partners, Inc.	2.8%
Pacira BioSciences, Inc.	2.6%
US Foods Holding Corp.	2.3%
Arcosa, Inc.	2.2%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Health Care
23.9%
Financials
22.1%
Industrials
18.4%
Information Technology
11.3%
Consumer Discretionary
8.3%
Consumer Staples
5.9%
Real Estate
4.5%
Materials
3.7%
Communication Services
0.9%
Other assets and liabilities (net)
1.0%

Value	Value
Other assets and liabilities (net)	1.0%
Communication Services	0.9%
Materials	3.7%
Real Estate	4.5%
Consumer Staples	5.9%
Consumer Discretionary	8.3%
Information Technology	11.3%
Industrials	18.4%
Financials	22.1%
Health Care	23.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2025Footnote Reference ^

Capital Markets 10.8%
Pharmaceuticals 9.6%
Banks 8.9%
Health Care Equipment & Supplies 5.9%
Biotechnology 5.0%
Communications Equipment 5.0%
Construction & Engineering 4.8%
Software 4.7%
Hotels, Restaurants & Leisure 4.0%
Consumer Staples Distribution & Retail 3.8%
Others† 36.5%
Other assets and liabilities (net) 1.0%

Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference†	36.5%
Consumer Staples Distribution & Retail	3.8%
Hotels, Restaurants & Leisure	4.0%
Software	4.7%
Construction & Engineering	4.8%
Communications Equipment	5.0%
Biotechnology	5.0%
Health Care Equipment & Supplies	5.9%
Banks	8.9%
Pharmaceuticals	9.6%
Capital Markets	10.8%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	97.2%
Foreign Stocks	1.8%
Cash & Cash Equivalents	1.0%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Small Cap Fund

Annual Shareholder Report

December 31, 2025

Investor Class: PXSCX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/SC.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Class A | PXSAX

Impax Small Cap Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.16%

How did the Fund perform last year?

In 2025, the Fund marginally underperformed the Russell 2000 Index while navigating a volatile market. Sector allocation added value overall, and stock selection was strongest in the third quarter. Results benefited from defensive positioning and strong selection in the Consumer Discretionary and Real Estate sectors, though weakness in the Consumer Staples and Industrials sectors weighed on performance.

In the second quarter, high single‑digit returns were offset by underperformance as markets favored higher‑risk, momentum stocks. Positive contributors included the Financials, Consumer Staples, and Industrials sectors, while the Communication Services and IT sectors faced stock‑specific and industry pressures.

The third quarter saw slight underperformance, with strong selection in the Financials, Health Care, and IT sectors offset by weaker results in the Consumer Staples, Materials, and Industrials sectors.

In Q4, the Fund outperformed, supported by Health Care and IT sector overweights and by companies tied to AI infrastructure. Rivian and other Consumer Discretionary sector names contributed, while the Materials sector remained soft due to packaging demand weakness.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax Small Cap Fund Class A $20,420
S&P 500 Index $39,827
Russell 2000 Index $25,047
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax Small Cap Fund Class A $20,420	S&P 500 Index $39,827	Russell 2000 Index $25,047
12/31/2015	$9,452	$10,000	$10,000
12/31/2016	$11,139	$11,196	$12,131
12/31/2017	$12,119	$13,640	$13,908
12/31/2018	$10,202	$13,042	$12,376
12/31/2019	$12,576	$17,149	$15,535
12/31/2020	$14,052	$20,304	$18,636
12/31/2021	$18,309	$26,132	$21,397
12/31/2022	$14,092	$21,399	$17,024
12/31/2023	$16,003	$27,025	$19,906
12/31/2024	$18,322	$33,786	$22,203
12/31/2025	$20,420	$39,827	$25,047

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Class A	11.45%	7.76%	8.01%
S&P 500 Index	17.88	14.42	14.82
Russell 2000 Index	12.81	6.09	9.62

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$746,359,994
Total Number of Portfolio Holdings	64
Total Investment Advisory Fees Paid During the Reporting Period	$5,202,774
Portfolio Turnover Rate	36%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.5%
Acadian Asset Management, Inc.	5.3%
Ligand Pharmaceuticals, Inc.	4.2%
SI-BONE, Inc.	3.2%
Eastern Bankshares, Inc.	3.1%
Planet Fitness, Inc., A	2.8%
Pinnacle Financial Partners, Inc.	2.8%
Pacira BioSciences, Inc.	2.6%
US Foods Holding Corp.	2.3%
Arcosa, Inc.	2.2%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.0%
Communication Services	0.9%
Materials	3.7%
Real Estate	4.5%
Consumer Staples	5.9%
Consumer Discretionary	8.3%
Information Technology	11.3%
Industrials	18.4%
Financials	22.1%
Health Care	23.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference†	36.5%
Consumer Staples Distribution & Retail	3.8%
Hotels, Restaurants & Leisure	4.0%
Software	4.7%
Construction & Engineering	4.8%
Communications Equipment	5.0%
Biotechnology	5.0%
Health Care Equipment & Supplies	5.9%
Banks	8.9%
Pharmaceuticals	9.6%
Capital Markets	10.8%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	97.2%
Foreign Stocks	1.8%
Cash & Cash Equivalents	1.0%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Small Cap Fund

Annual Shareholder Report

December 31, 2025

Class A: PXSAX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/SC.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Institutional Class | PXSIX

Impax Small Cap Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.91%

How did the Fund perform last year?

In 2025, the Fund marginally underperformed the Russell 2000 Index while navigating a volatile market. Sector allocation added value overall, and stock selection was strongest in the third quarter. Results benefited from defensive positioning and strong selection in the Consumer Discretionary and Real Estate sectors, though weakness in the Consumer Staples and Industrials sectors weighed on performance.

In the second quarter, high single‑digit returns were offset by underperformance as markets favored higher‑risk, momentum stocks. Positive contributors included the Financials, Consumer Staples, and Industrials sectors, while the Communication Services and IT sectors faced stock‑specific and industry pressures.

The third quarter saw slight underperformance, with strong selection in the Financials, Health Care, and IT sectors offset by weaker results in the Consumer Staples, Materials, and Industrials sectors.

In Q4, the Fund outperformed, supported by Health Care and IT sector overweights and by companies tied to AI infrastructure. Rivian and other Consumer Discretionary sector names contributed, while the Materials sector remained soft due to packaging demand weakness.

Total Returns Based on a Hypothetical $250,000 Investment is displayed

Impax Small Cap Fund (Institutional Class) $554,061
S&P 500 Index $995,685
Russell 2000 Index $626,170
1,000,000
900,000
800,000
700,000
600,000
500,000
400,000
300,000
200,000
100,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax Small Cap Fund (Institutional Class) $554,061	S&P 500 Index $995,685	Russell 2000 Index $626,170
12/31/2015	$250,000	$250,000	$250,000
12/31/2016	$295,431	$279,900	$303,270
12/31/2017	$322,319	$341,006	$347,691
12/31/2018	$272,079	$326,055	$309,396
12/31/2019	$336,172	$428,719	$388,369
12/31/2020	$376,709	$507,598	$465,891
12/31/2021	$491,769	$653,306	$534,931
12/31/2022	$379,635	$534,986	$425,610
12/31/2023	$431,971	$675,621	$497,661
12/31/2024	$495,854	$844,660	$555,081
12/31/2025	$554,061	$995,685	$626,170

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Institutional Class	11.74%	8.02%	8.28%
S&P 500 Index	17.88	14.42	14.82
Russell 2000 Index	12.81	6.09	9.62

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$746,359,994
Total Number of Portfolio Holdings	64
Total Investment Advisory Fees Paid During the Reporting Period	$5,202,774
Portfolio Turnover Rate	36%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.5%
Acadian Asset Management, Inc.	5.3%
Ligand Pharmaceuticals, Inc.	4.2%
SI-BONE, Inc.	3.2%
Eastern Bankshares, Inc.	3.1%
Planet Fitness, Inc., A	2.8%
Pinnacle Financial Partners, Inc.	2.8%
Pacira BioSciences, Inc.	2.6%
US Foods Holding Corp.	2.3%
Arcosa, Inc.	2.2%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.0%
Communication Services	0.9%
Materials	3.7%
Real Estate	4.5%
Consumer Staples	5.9%
Consumer Discretionary	8.3%
Information Technology	11.3%
Industrials	18.4%
Financials	22.1%
Health Care	23.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference†	36.5%
Consumer Staples Distribution & Retail	3.8%
Hotels, Restaurants & Leisure	4.0%
Software	4.7%
Construction & Engineering	4.8%
Communications Equipment	5.0%
Biotechnology	5.0%
Health Care Equipment & Supplies	5.9%
Banks	8.9%
Pharmaceuticals	9.6%
Capital Markets	10.8%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	97.2%
Foreign Stocks	1.8%
Cash & Cash Equivalents	1.0%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Small Cap Fund

Annual Shareholder Report

December 31, 2025

Institutional Class: PXSIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/SC

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SC.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/USSE.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Investor Class | PXWGX

Impax US Sustainable Economy Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	0.70%

How did the Fund perform last year?

The Fund delivered strong absolute results but lagged an even stronger US market in 2025. The portfolio’s underperformance was attributable to negative style factor effects, with the portfolio’s smaller size, lower risk, lower momentum profile offsetting positive impacts from the portfolio’s sustainability and corporate resilience exposures, as well as positive stock-specific effects.

Stock-specific effects were most additive in the Information Technology, Health Care and Communication Services sectors. Selection within the Industrials, Consumer Discretionary and Utilities sectors meanwhile all detracted.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax US Sustainable Economy Fund Investor Class $32,858
S&P 500 Index $39,827
Russell 1000 Index $39,030
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax US Sustainable Economy Fund Investor Class $32,858	S&P 500 Index $39,827	Russell 1000 Index $39,030
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,626	$11,196	$11,205
12/31/2017	$12,953	$13,640	$13,636
12/31/2018	$12,378	$13,042	$12,983
12/31/2019	$15,736	$17,149	$17,063
12/31/2020	$17,836	$20,304	$20,640
12/31/2021	$23,190	$26,132	$26,101
12/31/2022	$18,958	$21,399	$21,108
12/31/2023	$23,581	$27,025	$26,708
12/31/2024	$28,395	$33,786	$33,255
12/31/2025	$32,858	$39,827	$39,030

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Investor Class	15.71%	13.00%	12.63%
S&P 500 Index	17.88	14.42	14.82
Russell 1000 Index	17.37	13.59	14.59

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$554,024,138
Total Number of Portfolio Holdings	130
Total Investment Advisory Fees Paid During the Reporting Period	$2,094,602
Portfolio Turnover Rate	52%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	8.5%
Apple, Inc.	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	4.1%
Alphabet, Inc., A	3.3%
Amazon.com, Inc.	3.1%
Visa, Inc., A	2.3%
Johnson & Johnson	2.2%
Mastercard, Inc., A	2.2%
Eli Lilly & Co.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Information Technology
37.9%
Financials
17.3%
Health Care
14.4%
Industrials
8.9%
Consumer Discretionary
6.8%
Communication Services
6.2%
Materials
2.3%
Utilities
2.1%
Real Estate
2.0%
Consumer Staples
1.3%
Other assets and liabilities (net)
0.8%

Value	Value
Other assets and liabilities (net)	0.8%
Consumer Staples	1.3%
Real Estate	2.0%
Utilities	2.1%
Materials	2.3%
Communication Services	6.2%
Consumer Discretionary	6.8%
Industrials	8.9%
Health Care	14.4%
Financials	17.3%
Information Technology	37.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2025Footnote Reference ^

Semiconductors & Semiconductor Equipment
19.9%
Software
10.4%
Pharmaceuticals
7.1%
Technology Hardware, Storage & Peripherals
6.3%
Interactive Media & Services
5.4%
Capital Markets
5.2%
Financial Services
4.5%
Insurance
3.9%
Broadline Retail
3.9%
Banks
3.5%
Others†
29.1%
Other assets and liabilities (net)
0.8%

Value	Value
Other assets and liabilities (net)	0.8%
OthersFootnote Reference†	29.1%
Banks	3.5%
Broadline Retail	3.9%
Insurance	3.9%
Financial Services	4.5%
Capital Markets	5.2%
Interactive Media & Services	5.4%
Technology Hardware, Storage & Peripherals	6.3%
Pharmaceuticals	7.1%
Software	10.4%
Semiconductors & Semiconductor Equipment	19.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	99.2%
Cash & Cash Equivalents	0.8%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax US Sustainable Economy Fund

Annual Shareholder Report

December 31, 2025

Investor Class: PXWGX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/USSE.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Class A | PXGAX

Impax US Sustainable Economy Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.70%

How did the Fund perform last year?

The Fund delivered strong absolute results but lagged an even stronger US market in 2025. The portfolio’s underperformance was attributable to negative style factor effects, with the portfolio’s smaller size, lower risk, lower momentum profile offsetting positive impacts from the portfolio’s sustainability and corporate resilience exposures, as well as positive stock-specific effects.

Stock-specific effects were most additive in the Information Technology, Health Care and Communication Services sectors. Selection within the Industrials, Consumer Discretionary and Utilities sectors meanwhile all detracted.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax US Sustainable Economy Fund Class A $31,044
S&P 500 Index $39,827
Russell 1000 Index $39,030
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax US Sustainable Economy Fund Class A $31,044	S&P 500 Index $39,827	Russell 1000 Index $39,030
12/31/2015	$9,450	$10,000	$10,000
12/31/2016	$10,039	$11,196	$11,205
12/31/2017	$12,244	$13,640	$13,636
12/31/2018	$11,701	$13,042	$12,983
12/31/2019	$14,870	$17,149	$17,063
12/31/2020	$16,852	$20,304	$20,640
12/31/2021	$21,906	$26,132	$26,101
12/31/2022	$17,911	$21,399	$21,108
12/31/2023	$22,280	$27,025	$26,708
12/31/2024	$26,820	$33,786	$33,255
12/31/2025	$31,044	$39,827	$39,030

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Class A	15.75%	13.00%	12.63%
S&P 500 Index	17.88	14.42	14.82
Russell 1000 Index	17.37	13.59	14.59

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$554,024,138
Total Number of Portfolio Holdings	130
Total Investment Advisory Fees Paid During the Reporting Period	$2,094,602
Portfolio Turnover Rate	52%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	8.5%
Apple, Inc.	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	4.1%
Alphabet, Inc., A	3.3%
Amazon.com, Inc.	3.1%
Visa, Inc., A	2.3%
Johnson & Johnson	2.2%
Mastercard, Inc., A	2.2%
Eli Lilly & Co.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.8%
Consumer Staples	1.3%
Real Estate	2.0%
Utilities	2.1%
Materials	2.3%
Communication Services	6.2%
Consumer Discretionary	6.8%
Industrials	8.9%
Health Care	14.4%
Financials	17.3%
Information Technology	37.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.8%
OthersFootnote Reference†	29.1%
Banks	3.5%
Broadline Retail	3.9%
Insurance	3.9%
Financial Services	4.5%
Capital Markets	5.2%
Interactive Media & Services	5.4%
Technology Hardware, Storage & Peripherals	6.3%
Pharmaceuticals	7.1%
Software	10.4%
Semiconductors & Semiconductor Equipment	19.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	99.2%
Cash & Cash Equivalents	0.8%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax US Sustainable Economy Fund

Annual Shareholder Report

December 31, 2025

Class A: PXGAX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/USSE.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Institutional Class | PWGIX

Impax US Sustainable Economy Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.45%

How did the Fund perform last year?

The Fund delivered strong absolute results but lagged an even stronger US market in 2025. The portfolio’s underperformance was attributable to negative style factor effects, with the portfolio’s smaller size, lower risk, lower momentum profile offsetting positive impacts from the portfolio’s sustainability and corporate resilience exposures, as well as positive stock-specific effects.

Stock-specific effects were most additive in the Information Technology, Health Care and Communication Services sectors. Selection within the Industrials, Consumer Discretionary and Utilities sectors meanwhile all detracted.

Total Returns Based on a Hypothetical $250,000 Investment is displayed

Impax US Sustainable Economy Fund (Institutional Class) $841,735
S&P 500 Index $995,685
Russell 1000 Index $975,745
1,000,000
900,000
800,000
700,000
600,000
500,000
400,000
300,000
200,000
100,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax US Sustainable Economy Fund (Institutional Class) $841,735	S&P 500 Index $995,685	Russell 1000 Index $975,745
12/31/2015	$250,000	$250,000	$250,000
12/31/2016	$266,235	$279,900	$280,135
12/31/2017	$325,380	$341,006	$340,888
12/31/2018	$311,842	$326,055	$324,579
12/31/2019	$397,349	$428,719	$426,582
12/31/2020	$451,276	$507,598	$516,007
12/31/2021	$588,223	$653,306	$652,517
12/31/2022	$482,312	$534,986	$527,711
12/31/2023	$601,199	$675,621	$667,708
12/31/2024	$725,614	$844,660	$831,370
12/31/2025	$841,735	$995,685	$975,745

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Institutional Class	16.00%	13.28%	12.91%
S&P 500 Index	17.88	14.42	14.82
Russell 1000 Index	17.37	13.59	14.59

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$554,024,138
Total Number of Portfolio Holdings	130
Total Investment Advisory Fees Paid During the Reporting Period	$2,094,602
Portfolio Turnover Rate	52%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	8.5%
Apple, Inc.	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	4.1%
Alphabet, Inc., A	3.3%
Amazon.com, Inc.	3.1%
Visa, Inc., A	2.3%
Johnson & Johnson	2.2%
Mastercard, Inc., A	2.2%
Eli Lilly & Co.	2.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.8%
Consumer Staples	1.3%
Real Estate	2.0%
Utilities	2.1%
Materials	2.3%
Communication Services	6.2%
Consumer Discretionary	6.8%
Industrials	8.9%
Health Care	14.4%
Financials	17.3%
Information Technology	37.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Industry Diversification as of December 31, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	0.8%
OthersFootnote Reference†	29.1%
Banks	3.5%
Broadline Retail	3.9%
Insurance	3.9%
Financial Services	4.5%
Capital Markets	5.2%
Interactive Media & Services	5.4%
Technology Hardware, Storage & Peripherals	6.3%
Pharmaceuticals	7.1%
Software	10.4%
Semiconductors & Semiconductor Equipment	19.9%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional industries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	99.2%
Cash & Cash Equivalents	0.8%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax US Sustainable Economy Fund

Annual Shareholder Report

December 31, 2025

Institutional Class: PWGIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/USSE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/USSE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.This report describes changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSI.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Investor Class | PAXDX

Impax Global Sustainable Infrastructure Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	0.90%

How did the Fund perform last year?

The Fund underperformed both its FTSE Global Infrastructure Opportunities Index benchmark and global equities, as measured by MSCI ACWI Index (Net). Performance was strong heading into and following Liberation Day, supported by the portfolio’s defensive positioning: roughly 30% in the Utilities sector and 13% in the Real Estate sector. These areas offered downside protection through resilient business models and attractive valuations, while the portfolio’s focus on high‑quality structural growth companies helped it keep pace in the subsequent rebound.

However, results lagged broader markets due to the continued strength of the AI rally. The portfolio is about 20% underweight the IT sector, and while exposure to electrification, cooling, and manufacturing tied to AI spending helped, it was not enough to offset mega‑cap tech gains.

Relative to the FTSE Global Infrastructure Opportunities Index, the Industrials, Materials, and Health Care sectors were the main detractors. The Health Care sector, not included in the index, saw valuations fall on soft demand and US pricing concerns. In the Materials and Industrials sectors, underweights were amplified by no exposure to mining or Aerospace & Defense.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax Global Sustainable Infrastructure Fund Investor Class $20,437
MSCI ACWI Index (Net) $28,084
FTSE Global Infrastructure Opportunities Index $20,484
30,000
25,000
20,000
15,000
10,000
5,000
0
12/16/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024
06/30/2025
12/31/2025

	Impax Global Sustainable Infrastructure Fund Investor Class $20,437	MSCI ACWI Index (Net) $28,084	FTSE Global Infrastructure Opportunities Index $20,484
12/16/2016	10,000	10,000	10,000
12/31/2016	9,910.99	9,997	10,056
06/30/2017	10,581.68	11,144	10,923
12/31/2017	11,817.64	12,394	11,702
06/30/2018	11,917.24	12,340	11,202
12/31/2018	11,319.9	11,227	10,663
06/30/2019	12,983.69	13,049	12,154
12/31/2019	14,246.03	14,213	12,965
06/30/2020	13,672.18	13,324	11,437
12/31/2020	16,275.44	16,523	13,443
06/30/2021	17,969.73	18,556	14,994
12/31/2021	18,531.89	19,586	15,389
06/30/2022	16,094.06	15,633	13,965
12/31/2022	16,041.71	15,989	13,998
06/30/2023	17,282.52	18,217	14,660
12/31/2023	17,537.67	19,539	15,419
06/30/2024	17,632.02	21,747	15,691
12/31/2024	17,264.9	22,956	16,694
06/30/2025	20,408.42	25,263	19,217
12/31/2025	20,436.98	28,084	20,484

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	Since Inception (12/16/16)
Investor Class - (Incorp December 16, 2016)	18.37%	4.66%	8.23%
MSCI ACWI Index (Net)	22.34	11.19	12.11
FTSE Global Infrastructure Opportunities Index	22.70	8.79	8.25

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$97,518,798
Total Number of Portfolio Holdings	41
Total Investment Advisory Fees Paid During the Reporting Period	$629,302
Portfolio Turnover Rate	53%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
Waste Connections, Inc.	4.0%
Iberdrola SA	4.0%
Union Pacific Corp.	3.8%
American Water Works Co., Inc.	3.6%
Tele2 AB, B	3.6%
Keppel DC REIT	3.5%
NextEra Energy, Inc.	3.5%
Digital Realty Trust, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2%
SSE plc	3.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Utilities
33.3%
Industrials
29.3%
Real Estate
12.0%
Communication Services
11.4%
Information Technology
6.7%
Materials
2.3%
Health Care
2.1%
Financials
1.6%
Other assets and liabilities (net)
1.3%

Value	Value
Other assets and liabilities (net)	1.3%
Financials	1.6%
Health Care	2.1%
Materials	2.3%
Information Technology	6.7%
Communication Services	11.4%
Real Estate	12.0%
Industrials	29.3%
Utilities	33.3%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2025Footnote Reference ^

United States
46.5%
United Kingdom
8.2%
Canada
6.5%
Germany
5.1%
Taiwan
4.2%
Spain
4.0%
Sweden
3.6%
Singapore
3.5%
France
3.0%
Belgium
2.7%
Others‡
11.4%
Other assets and liabilities (net)
1.3%

Value	Value
Other assets and liabilities (net)	1.3%
OthersFootnote Reference‡	11.4%
Belgium	2.7%
France	3.0%
Singapore	3.5%
Sweden	3.6%
Spain	4.0%
Taiwan	4.2%
Germany	5.1%
Canada	6.5%
United Kingdom	8.2%
United States	46.5%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
Foreign Stocks	52.4%
U.S. Stocks	46.6%
Cash & Cash Equivalents	1.0%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Sustainable Infrastructure Fund

Annual Shareholder Report

December 31, 2025

Investor Class: PAXDX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GSI

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSI.

Material Fund Changes

At a meeting held on October 1st, 2025, the Trustees of the Fund (the "Acquired Fund") unanimously approved the reorganization of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by the Adviser. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interests of the Acquired Fund and the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Impax Global Infrastructure ETF, a series of Impax Series Trust I (the "Reorganization"). Upon completion of the reorganization on February 2nd, 2026, all net assets in the Fund were transferred into the ETF and ETF shares were distributed to the Fund's shareholders in complete liquidation of the Fund.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.This report describes changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's prospectus, which is available at https://impaxam.com/GSI.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Institutional Class | PXDIX

Impax Global Sustainable Infrastructure Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.65%

How did the Fund perform last year?

The Fund underperformed both its FTSE Global Infrastructure Opportunities Index benchmark and global equities, as measured by MSCI ACWI Index (Net). Performance was strong heading into and following Liberation Day, supported by the portfolio’s defensive positioning: roughly 30% in the Utilities sector and 13% in the Real Estate sector. These areas offered downside protection through resilient business models and attractive valuations, while the portfolio’s focus on high‑quality structural growth companies helped it keep pace in the subsequent rebound.

However, results lagged broader markets due to the continued strength of the AI rally. The portfolio is about 20% underweight the IT sector, and while exposure to electrification, cooling, and manufacturing tied to AI spending helped, it was not enough to offset mega‑cap tech gains.

Relative to the FTSE Global Infrastructure Opportunities Index, the Industrials, Materials, and Health Care sectors were the main detractors. The Health Care sector, not included in the index, saw valuations fall on soft demand and US pricing concerns. In the Materials and Industrials sectors, underweights were amplified by no exposure to mining or Aerospace & Defense.

Total Returns Based on a Hypothetical $250,000 Investment is displayed

Impax Global Sustainable Infrastructure Fund (Institutional Class) $522,814
MSCI ACWI Index (Net) $702,109
FTSE Global Infrastructure Opportunities Index $512,112
800,000
700,000
600,000
500,000
400,000
300,000
200,000
100,000
0
12/16/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024
06/30/2025
12/31/2025

	Impax Global Sustainable Infrastructure Fund (Institutional Class) $522,814	MSCI ACWI Index (Net) $702,109	FTSE Global Infrastructure Opportunities Index $512,112
12/16/2016	$250,000	$250,000	$250,000
12/31/2016	$247,775	$249,928	$251,398
06/30/2017	$264,962	$278,612	$273,071
12/31/2017	$295,943	$309,841	$292,562
06/30/2018	$299,201	$308,500	$280,055
12/31/2018	$284,567	$280,672	$266,585
06/30/2019	$326,936	$326,215	$303,838
12/31/2019	$359,075	$355,323	$324,127
06/30/2020	$345,028	$333,107	$285,914
12/31/2020	$411,294	$413,080	$336,079
06/30/2021	$454,460	$463,900	$374,859
12/31/2021	$469,518	$489,655	$384,716
06/30/2022	$408,071	$390,834	$349,136
12/31/2022	$407,286	$399,734	$349,954
06/30/2023	$439,642	$455,435	$366,488
12/31/2023	$446,172	$488,483	$385,478
06/30/2024	$449,065	$543,685	$392,285
12/31/2024	$440,384	$573,912	$417,358
06/30/2025	$521,269	$631,587	$480,424
12/31/2025	$522,814	$702,109	$512,112

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	Since Inception (12/16/16)
Institutional Class - (Incorp December 16, 2016)	18.72%	4.92%	8.50%
MSCI ACWI Index (Net)	22.34	11.19	12.11
FTSE Global Infrastructure Opportunities Index	22.70	8.79	8.25

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$97,518,798
Total Number of Portfolio Holdings	41
Total Investment Advisory Fees Paid During the Reporting Period	$629,302
Portfolio Turnover Rate	53%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
Waste Connections, Inc.	4.0%
Iberdrola SA	4.0%
Union Pacific Corp.	3.8%
American Water Works Co., Inc.	3.6%
Tele2 AB, B	3.6%
Keppel DC REIT	3.5%
NextEra Energy, Inc.	3.5%
Digital Realty Trust, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2%
SSE plc	3.1%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.3%
Financials	1.6%
Health Care	2.1%
Materials	2.3%
Information Technology	6.7%
Communication Services	11.4%
Real Estate	12.0%
Industrials	29.3%
Utilities	33.3%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.3%
OthersFootnote Reference‡	11.4%
Belgium	2.7%
France	3.0%
Singapore	3.5%
Sweden	3.6%
Spain	4.0%
Taiwan	4.2%
Germany	5.1%
Canada	6.5%
United Kingdom	8.2%
United States	46.5%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
Foreign Stocks	52.4%
U.S. Stocks	46.6%
Cash & Cash Equivalents	1.0%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Sustainable Infrastructure Fund

Annual Shareholder Report

December 31, 2025

Institutional Class: PXDIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GSI

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSI.

Material Fund Changes

At a meeting held on October 1st, 2025, the Trustees of the Fund (the "Acquired Fund") unanimously approved the reorganization of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by the Adviser. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interests of the Acquired Fund and the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Impax Global Infrastructure ETF, a series of Impax Series Trust I (the "Reorganization"). Upon completion of the reorganization on February 2nd, 2026, all net assets in the Fund were transferred into the ETF and ETF shares were distributed to the Fund's shareholders in complete liquidation of the Fund.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/GO.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Investor Class | PAXGX

Impax Global Opportunities Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.23%

How did the Fund perform last year?

Fund returns rose but trailed the MSCI ACWI Index (Net) as style factors weighed, especially in the second half. Markets favored cyclicals, rate‑sensitive banks, and hyper‑growth AI names, while the portfolio’s higher‑quality, more predictable businesses lagged. Pressures were most evident in the Industrials, Materials, and Financials sectors, where cyclical, defense, and extractive companies led. Environmental solutions names held up, but software‑oriented holdings weakened on AI disruption fears that also affected select Financials and IT sector positions. The team sees these risks as overstated and expects long‑term benefits from AI adoption.

An overweight in the Financials sector helped, though gains centered on large U.S. commercial banks. The portfolio favored insurers, payment processors, consultants, and strong regional banks.

The Health Care sector detracted amid pricing uncertainty and rotation into the IT sector, though sentiment improved after Medicaid cost agreements.

Strength came from the Consumer Discretionary and Consumer Staples sectors, with eBay, Aptiv, and the portfolio’s discount retailer performing well.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax Global Opportunities Fund Investor Class $19,428
MSCI ACW Index (Net) $22,935
25,000
20,000
15,000
10,000
5,000
0
06/27/2018
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024
06/30/2025
12/31/2025

	Impax Global Opportunities Fund Investor Class $19,428	MSCI ACW Index (Net) $22,935
06/27/2018	10,000	10,000
06/30/2018	9,970	10,077
12/31/2018	9,180	9,168
06/30/2019	11,510.63	10,656
12/31/2019	12,255.84	11,607
06/30/2020	11,981	10,881
12/31/2020	15,045.19	13,493
06/30/2021	16,328.04	15,154
12/31/2021	17,857.73	15,995
06/30/2022	13,657.95	12,767
12/31/2022	14,525.56	13,058
06/30/2023	16,312.23	14,877
12/31/2023	16,726.95	15,957
06/30/2024	17,627.31	17,760
12/31/2024	17,754.1	18,747
06/30/2025	19,245.27	20,631
12/31/2025	19,427.62	22,935

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	Since Inception (6/27/18)
Investor Class - (Incorp June 27, 2018)	9.43%	5.25%	9.24%
MSCI ACW Index (Net)	22.34	11.19	11.68

The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$126,672,725
Total Number of Portfolio Holdings	39
Total Investment Advisory Fees Paid During the Reporting Period	$889,484
Portfolio Turnover Rate	49%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	7.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
NVIDIA Corp.	4.7%
Boston Scientific Corp.	4.0%
Mastercard, Inc., A	3.6%
Linde plc	3.2%
KBC Group NV	3.1%
Intuitive Surgical, Inc.	3.0%
Cullen/Frost Bankers, Inc.	2.8%
eBay, Inc.	2.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Information Technology 32.9%
Financials 20.3%
Health Care 16.9%
Industrials 15.0%
Consumer Discretionary 5.1%
Consumer Staples 3.6%
Materials 3.2%
Communication Services 1.4%
Other assets and liabilities (net) 1.6%

Value	Value
Other assets and liabilities (net)	1.6%
Communication Services	1.4%
Materials	3.2%
Consumer Staples	3.6%
Consumer Discretionary	5.1%
Industrials	15.0%
Health Care	16.9%
Financials	20.3%
Information Technology	32.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2025Footnote Reference ^

United States
67.9%
Taiwan
7.5%
Japan
5.7%
United Kingdom
4.8%
Belgium
3.1%
India
2.1%
Switzerland
1.9%
Portugal
1.8%
Bermuda
1.8%
Ireland
1.8%
Other assets and liabilities (net)
1.6%

Value	Value
Other assets and liabilities (net)	1.6%
Ireland	1.8%
Bermuda	1.8%
Portugal	1.8%
Switzerland	1.9%
India	2.1%
Belgium	3.1%
United Kingdom	4.8%
Japan	5.7%
Taiwan	7.5%
United States	67.9%
Footnote	Description
Footnote ^	Percent of Net Assets.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	68.0%
Foreign Stocks	30.6%
Cash & Cash Equivalents	1.4%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Opportunities Fund

Annual Shareholder Report

December 31, 2025

Investor Class: PAXGX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GO

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GO.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/GO.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Institutional Class | PXGOX

Impax Global Opportunities Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.98%

How did the Fund perform last year?

Fund returns rose but trailed the MSCI ACWI Index (Net) as style factors weighed, especially in the second half. Markets favored cyclicals, rate‑sensitive banks, and hyper‑growth AI names, while the portfolio’s higher‑quality, more predictable businesses lagged. Pressures were most evident in the Industrials, Materials, and Financials sectors, where cyclical, defense, and extractive companies led. Environmental solutions names held up, but software‑oriented holdings weakened on AI disruption fears that also affected select Financials and IT sector positions. The team sees these risks as overstated and expects long‑term benefits from AI adoption.

An overweight in the Financials sector helped, though gains centered on large U.S. commercial banks. The portfolio favored insurers, payment processors, consultants, and strong regional banks.

The Health Care sector detracted amid pricing uncertainty and rotation into the IT sector, though sentiment improved after Medicaid cost agreements.

Strength came from the Consumer Discretionary and Consumer Staples sectors, with eBay, Aptiv, and the portfolio’s discount retailer performing well.

Total Returns Based on a Hypothetical $250,000 Investment is displayed

Impax Global Opportunities Fund (Institutional Class) $493,822
MSCI ACW Index (Net) $573,369
600,000
550,000
500,000
450,000
400,000
350,000
300,000
250,000
200,000
150,000
100,000
50,000
0
06/27/2018
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024
06/30/2025
12/31/2025

	Impax Global Opportunities Fund (Institutional Class) $493,822	MSCI ACW Index (Net) $573,369
06/27/2018	$250,000	$250,000
06/30/2018	$249,250	$251,932
12/31/2018	$229,500	$229,204
06/30/2019	$287,933	$266,400
12/31/2019	$306,895	$290,169
06/30/2020	$300,523	$272,027
12/31/2020	$377,840	$337,336
06/30/2021	$410,562	$378,839
12/31/2021	$449,488	$399,870
06/30/2022	$344,328	$319,170
12/31/2022	$366,380	$326,438
06/30/2023	$412,216	$371,925
12/31/2023	$423,176	$398,913
06/30/2024	$446,579	$443,994
12/31/2024	$450,307	$468,678
06/30/2025	$488,694	$515,778
12/31/2025	$493,822	$573,369

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	Since Inception (6/27/18)
Institutional Class - (Incorp June 27, 2018)	9.66%	5.50%	9.48%
MSCI ACW Index (Net)	22.34	11.19	11.68

The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$126,672,725
Total Number of Portfolio Holdings	39
Total Investment Advisory Fees Paid During the Reporting Period	$889,484
Portfolio Turnover Rate	49%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	7.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
NVIDIA Corp.	4.7%
Boston Scientific Corp.	4.0%
Mastercard, Inc., A	3.6%
Linde plc	3.2%
KBC Group NV	3.1%
Intuitive Surgical, Inc.	3.0%
Cullen/Frost Bankers, Inc.	2.8%
eBay, Inc.	2.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.6%
Communication Services	1.4%
Materials	3.2%
Consumer Staples	3.6%
Consumer Discretionary	5.1%
Industrials	15.0%
Health Care	16.9%
Financials	20.3%
Information Technology	32.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.6%
Ireland	1.8%
Bermuda	1.8%
Portugal	1.8%
Switzerland	1.9%
India	2.1%
Belgium	3.1%
United Kingdom	4.8%
Japan	5.7%
Taiwan	7.5%
United States	67.9%
Footnote	Description
Footnote ^	Percent of Net Assets.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	68.0%
Foreign Stocks	30.6%
Cash & Cash Equivalents	1.4%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Opportunities Fund

Annual Shareholder Report

December 31, 2025

Institutional Class: PXGOX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GO

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GO.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/GEM.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Investor Class | PGRNX

Impax Global Environmental Markets Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$126	1.18%

How did the Fund perform last year?

The fund underperformed the MSCI ACWI Index (Net) in 2025, with the largest relative weakness coming from Materials and Industrials sectors. Softer US residential construction volumes weighed on the portfolio’s energy efficient HVAC exposure, contributing to underperformance from Carrier Global, which moved lower after weaker residential HVAC demand led to a guidance cut. Underwhelming results elsewhere in smart & efficient grids also detracted, including Itron, which fell following weak order intake and the reversal of its full year book to bill target, creating uncertainty around near term growth.

A rotation away from defensive areas, such as industrial gases and waste & recycling, towards AI led growth also weighed on some of the portfolio’s more durable holdings. Despite this pressure, the team continues to see compelling long term reward to risk characteristics in these businesses, given their resilient end markets and multi decade pricing power.

By contrast, the Information Technology sector was the strongest driver of both absolute and relative returns. Companies positioned to benefit from AI related investment performed particularly well. Delta Electronics generated strong gains as data centre capital expenditure boosted demand for its power and thermal management solutions. Amphenol delivered impressive performance as sequential growth in data centre activity drove revenue and margins above expectations, supporting its role within Advanced Road Vehicles & Devices. TSMC advanced as the leading manufacturer of advanced process semiconductors for key AI customers, while Applied Materials also rose strongly, supported by robust AI-driven demand, better than expected revenue growth, and an improving memory market backdrop.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax Global Environmental Markets Fund Investor Class $25,245
MSCI ACWI Index (Net) $30,302
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax Global Environmental Markets Fund Investor Class $25,245	MSCI ACWI Index (Net) $30,302
12/31/2015	$10,000	$10,000
12/31/2016	$11,062	$10,786
12/31/2017	$13,985	$13,372
12/31/2018	$11,983	$12,113
12/31/2019	$15,308	$15,335
12/31/2020	$19,243	$17,828
12/31/2021	$23,467	$21,133
12/31/2022	$18,159	$17,252
12/31/2023	$21,165	$21,082
12/31/2024	$22,196	$24,769
12/31/2025	$25,245	$30,302

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Investor Class	13.74%	5.58%	9.70%
MSCI ACWI Index (Net)	22.34	11.19	11.72

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$1,671,517,691
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$15,493,973
Portfolio Turnover Rate	39%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.8%
Agilent Technologies, Inc.	4.8%
Linde plc	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Air Liquide SA	3.6%
RenaissanceRe Holdings Ltd.	3.2%
Union Pacific Corp.	3.1%
Schneider Electric SE	3.1%
Veolia Environnement SA	3.1%
Kerry Group plc, A	2.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Energy Management & Efficiency
25.5%
Digital Infrastructure
23.0%
Environmental Services & Resources
11.4%
Water Infrastructure & Technologies
10.0%
Transport Solutions
9.2%
Resource Efficiency & Waste Management
8.9%
Sustainable Food & Agriculture
7.5%
Industrials
2.0%
Information Technology
1.1%
Other assets and liabilities (net)
1.4%

Value	Value
Other assets and liabilities (net)	1.4%
Information Technology	1.1%
Industrials	2.0%
Sustainable Food & Agriculture	7.5%
Resource Efficiency & Waste Management	8.9%
Transport Solutions	9.2%
Water Infrastructure & Technologies	10.0%
Environmental Services & Resources	11.4%
Digital Infrastructure	23.0%
Energy Management & Efficiency	25.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2025Footnote Reference ^

United States
65.6%
France
6.7%
Taiwan
6.4%
Switzerland
4.7%
United Kingdom
3.9%
Germany
3.7%
Bermuda
3.2%
Ireland
2.9%
Japan
1.5%
Other assets and liabilities (net)
1.4%

Value	Value
Other assets and liabilities (net)	1.4%
Japan	1.5%
Ireland	2.9%
Bermuda	3.2%
Germany	3.7%
United Kingdom	3.9%
Switzerland	4.7%
Taiwan	6.4%
France	6.7%
United States	65.6%
Footnote	Description
Footnote ^	Percent of Net Assets.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	65.8%
Foreign Stocks	32.9%
Cash & Cash Equivalents	1.3%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Environmental Markets Fund

Annual Shareholder Report

December 31, 2025

Investor Class: PGRNX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/GEM.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Class A | PXEAX

Impax Global Environmental Markets Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.18%

How did the Fund perform last year?

The fund underperformed the MSCI ACWI Index (Net) in 2025, with the largest relative weakness coming from Materials and Industrials sectors. Softer US residential construction volumes weighed on the portfolio’s energy efficient HVAC exposure, contributing to underperformance from Carrier Global, which moved lower after weaker residential HVAC demand led to a guidance cut. Underwhelming results elsewhere in smart & efficient grids also detracted, including Itron, which fell following weak order intake and the reversal of its full year book to bill target, creating uncertainty around near term growth.

A rotation away from defensive areas, such as industrial gases and waste & recycling, towards AI led growth also weighed on some of the portfolio’s more durable holdings. Despite this pressure, the team continues to see compelling long term reward to risk characteristics in these businesses, given their resilient end markets and multi decade pricing power.

By contrast, the Information Technology sector was the strongest driver of both absolute and relative returns. Companies positioned to benefit from AI related investment performed particularly well. Delta Electronics generated strong gains as data centre capital expenditure boosted demand for its power and thermal management solutions. Amphenol delivered impressive performance as sequential growth in data centre activity drove revenue and margins above expectations, supporting its role within Advanced Road Vehicles & Devices. TSMC advanced as the leading manufacturer of advanced process semiconductors for key AI customers, while Applied Materials also rose strongly, supported by robust AI-driven demand, better than expected revenue growth, and an improving memory market backdrop.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax Global Environmental Markets Fund Class A $23,862
MSCI ACWI Index (Net) $30,302
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax Global Environmental Markets Fund Class A $23,862	MSCI ACWI Index (Net) $30,302
12/31/2015	$9,454	$10,000
12/31/2016	$10,458	$10,786
12/31/2017	$13,224	$13,372
12/31/2018	$11,329	$12,113
12/31/2019	$14,475	$15,335
12/31/2020	$18,192	$17,828
12/31/2021	$22,175	$21,133
12/31/2022	$17,168	$17,252
12/31/2023	$20,014	$21,082
12/31/2024	$20,982	$24,769
12/31/2025	$23,862	$30,302

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Class A	13.72%	5.58%	9.70%
MSCI ACWI Index (Net)	22.34	11.19	11.72

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$1,671,517,691
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$15,493,973
Portfolio Turnover Rate	39%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.8%
Agilent Technologies, Inc.	4.8%
Linde plc	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Air Liquide SA	3.6%
RenaissanceRe Holdings Ltd.	3.2%
Union Pacific Corp.	3.1%
Schneider Electric SE	3.1%
Veolia Environnement SA	3.1%
Kerry Group plc, A	2.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Information Technology	1.1%
Industrials	2.0%
Sustainable Food & Agriculture	7.5%
Resource Efficiency & Waste Management	8.9%
Transport Solutions	9.2%
Water Infrastructure & Technologies	10.0%
Environmental Services & Resources	11.4%
Digital Infrastructure	23.0%
Energy Management & Efficiency	25.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Japan	1.5%
Ireland	2.9%
Bermuda	3.2%
Germany	3.7%
United Kingdom	3.9%
Switzerland	4.7%
Taiwan	6.4%
France	6.7%
United States	65.6%
Footnote	Description
Footnote ^	Percent of Net Assets.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	65.8%
Foreign Stocks	32.9%
Cash & Cash Equivalents	1.3%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Environmental Markets Fund

Annual Shareholder Report

December 31, 2025

Class A: PXEAX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/GEM.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Institutional Class | PGINX

Impax Global Environmental Markets Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.93%

How did the Fund perform last year?

The fund underperformed the MSCI ACWI Index (Net) in 2025, with the largest relative weakness coming from Materials and Industrials sectors. Softer US residential construction volumes weighed on the portfolio’s energy efficient HVAC exposure, contributing to underperformance from Carrier Global, which moved lower after weaker residential HVAC demand led to a guidance cut. Underwhelming results elsewhere in smart & efficient grids also detracted, including Itron, which fell following weak order intake and the reversal of its full year book to bill target, creating uncertainty around near term growth.

A rotation away from defensive areas, such as industrial gases and waste & recycling, towards AI led growth also weighed on some of the portfolio’s more durable holdings. Despite this pressure, the team continues to see compelling long term reward to risk characteristics in these businesses, given their resilient end markets and multi decade pricing power.

By contrast, the Information Technology sector was the strongest driver of both absolute and relative returns. Companies positioned to benefit from AI related investment performed particularly well. Delta Electronics generated strong gains as data centre capital expenditure boosted demand for its power and thermal management solutions. Amphenol delivered impressive performance as sequential growth in data centre activity drove revenue and margins above expectations, supporting its role within Advanced Road Vehicles & Devices. TSMC advanced as the leading manufacturer of advanced process semiconductors for key AI customers, while Applied Materials also rose strongly, supported by robust AI-driven demand, better than expected revenue growth, and an improving memory market backdrop.

Total Returns Based on a Hypothetical $250,000 Investment is displayed

Impax Global Environmental Markets Fund (Institutional Class) $647,132
MSCI ACWI Index (Net) $757,542
800,000
700,000
600,000
500,000
400,000
300,000
200,000
100,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax Global Environmental Markets Fund (Institutional Class) $647,132	MSCI ACWI Index (Net) $757,542
12/31/2015	$250,000	$250,000
12/31/2016	$277,277	$269,661
12/31/2017	$351,551	$334,304
12/31/2018	$301,738	$302,831
12/31/2019	$386,726	$383,377
12/31/2020	$487,257	$445,694
12/31/2021	$595,561	$528,314
12/31/2022	$462,230	$431,294
12/31/2023	$540,128	$527,050
12/31/2024	$567,794	$619,224
12/31/2025	$647,132	$757,542

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Institutional Class	13.97%	5.84%	9.98%
MSCI ACWI Index (Net)	22.34	11.19	11.72

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$1,671,517,691
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$15,493,973
Portfolio Turnover Rate	39%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
Microsoft Corp.	5.8%
Agilent Technologies, Inc.	4.8%
Linde plc	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Air Liquide SA	3.6%
RenaissanceRe Holdings Ltd.	3.2%
Union Pacific Corp.	3.1%
Schneider Electric SE	3.1%
Veolia Environnement SA	3.1%
Kerry Group plc, A	2.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Information Technology	1.1%
Industrials	2.0%
Sustainable Food & Agriculture	7.5%
Resource Efficiency & Waste Management	8.9%
Transport Solutions	9.2%
Water Infrastructure & Technologies	10.0%
Environmental Services & Resources	11.4%
Digital Infrastructure	23.0%
Energy Management & Efficiency	25.5%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	1.4%
Japan	1.5%
Ireland	2.9%
Bermuda	3.2%
Germany	3.7%
United Kingdom	3.9%
Switzerland	4.7%
Taiwan	6.4%
France	6.7%
United States	65.6%
Footnote	Description
Footnote ^	Percent of Net Assets.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	65.8%
Foreign Stocks	32.9%
Cash & Cash Equivalents	1.3%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Environmental Markets Fund

Annual Shareholder Report

December 31, 2025

Institutional Class: PGINX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GEM

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GEM.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/GSL.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Investor Class | IGSLX

Impax Global Social Leaders Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.23%

How did the Fund perform last year?

The Fund underperformed the MSCI ACWI Index (Net) in 2025. Performance was strong in the first half, helped by exposure to service‑ and digitally oriented companies, an overweight to Europe, and a quality tilt that limited tariff‑driven volatility. Results weakened in the second half as investors moved back into the AI trade and toward momentum, value, and cyclicals. The portfolio’s focus on high‑quality secular growers was out of favor, creating stock‑selection headwinds. Sector allocation also detracted, with overweights in the Consumer Discretionary and Health Care sectors and an underweight in the Communication Services sector offsetting positives from Financials and no Energy sector exposure.

Style pressures were most acute in the IT and Industrials sectors, where semiconductor‑led returns contrasted with the portfolio’s software orientation, and service‑focused Industrials sector names lagged cyclical and defense names. Health Care sector names faced U.S. policy uncertainty.

Positive contributors included the Financials sector—both banks and insurers—and resilient Consumer Staples sector names, with solid stock selection in the Consumer Discretionary sector.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax Global Social Leaders Fund Investor Class $12,448
MSCI ACWI Index (Net) $15,064
20,000
15,000
10,000
5,000
0
11/30/2023
12/31/2023
06/30/2024
12/31/2024
06/30/2025
12/31/2025

	Impax Global Social Leaders Fund Investor Class $12,448	MSCI ACWI Index (Net) $15,064
11/30/2023	10,000	10,000
12/31/2023	10,530	10,480
06/30/2024	11,007.3	11,665
12/31/2024	11,436.66	12,313
06/30/2025	12,809.27	13,551
12/31/2025	12,447.72	15,064

Average Annual Total Returns as of December 31, 2025

	1 Year	Since Inception (11/30/23)
Investor Class - (Incorp November 30, 2023)	8.84%	11.07%
MSCI ACWI Index (Net)	22.34	21.73

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$2,491,554
Total Number of Portfolio Holdings	42
Total Investment Advisory Fees Paid During the Reporting Period	$-
Portfolio Turnover Rate	26%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	7.8%
Halma plc	5.0%
Mastercard, Inc., A	4.3%
eBay, Inc.	3.7%
Danone SA	3.3%
Banco Bilbao Vizcaya Argentaria SA	3.2%
Experian plc	3.2%
Trip.com Group Ltd.	3.0%
Recruit Holdings Co. Ltd.	2.9%
Intuit, Inc.	2.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Information Technology
23.9%
Financials
22.8%
Consumer Discretionary
16.4%
Health Care
12.8%
Industrials
7.5%
Consumer Staples
5.1%
Real Estate
4.8%
Communication Services
3.0%
Other assets and liabilities (net)
3.7%

Value	Value
Other assets and liabilities (net)	3.7%
Communication Services	3.0%
Real Estate	4.8%
Consumer Staples	5.1%
Industrials	7.5%
Health Care	12.8%
Consumer Discretionary	16.4%
Financials	22.8%
Information Technology	23.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2025Footnote Reference ^

United States
57.8%
United Kingdom
6.1%
Hong Kong
3.9%
Netherlands
3.9%
France
3.3%
Spain
3.2%
China
3.0%
Japan
2.9%
Brazil
2.5%
Sweden
2.3%
Others‡
7.4%
Other assets and liabilities (net)
3.7%

Value	Value
Other assets and liabilities (net)	3.7%
OthersFootnote Reference‡	7.4%
Sweden	2.3%
Brazil	2.5%
Japan	2.9%
China	3.0%
Spain	3.2%
France	3.3%
Netherlands	3.9%
Hong Kong	3.9%
United Kingdom	6.1%
United States	57.8%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	56.8%
Foreign Stocks	37.9%
Cash & Cash Equivalents	5.3%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Social Leaders Fund

Annual Shareholder Report

December 31, 2025

Investor Class: IGSLX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GSL

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSL.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/GSL.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Institutional Class | IGSIX

Impax Global Social Leaders Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.98%

How did the Fund perform last year?

The Fund underperformed the MSCI ACWI Index (Net) in 2025. Performance was strong in the first half, helped by exposure to service‑ and digitally oriented companies, an overweight to Europe, and a quality tilt that limited tariff‑driven volatility. Results weakened in the second half as investors moved back into the AI trade and toward momentum, value, and cyclicals. The portfolio’s focus on high‑quality secular growers was out of favor, creating stock‑selection headwinds. Sector allocation also detracted, with overweights in the Consumer Discretionary and Health Care sectors and an underweight in the Communication Services sector offsetting positives from Financials and no Energy sector exposure.

Style pressures were most acute in the IT and Industrials sectors, where semiconductor‑led returns contrasted with the portfolio’s software orientation, and service‑focused Industrials sector names lagged cyclical and defense names. Health Care sector names faced U.S. policy uncertainty.

Positive contributors included the Financials sector—both banks and insurers—and resilient Consumer Staples sector names, with solid stock selection in the Consumer Discretionary sector.

Total Returns Based on a Hypothetical $250,000 Investment is displayed

Impax Global Social Leaders Fund (Institutional Class) $313,035
MSCI ACWI Index (Net) $376,592
400,000
350,000
300,000
250,000
200,000
150,000
100,000
50,000
0
11/30/2023
12/31/2023
06/30/2024
12/31/2024
06/30/2025
12/31/2025

	Impax Global Social Leaders Fund (Institutional Class) $313,035	MSCI ACWI Index (Net) $376,592
11/30/2023	$250,000	$250,000
12/31/2023	$263,500	$262,008
06/30/2024	$275,591	$291,617
12/31/2024	$286,889	$307,830
06/30/2025	$321,319	$338,766
12/31/2025	$313,035	$376,592

Average Annual Total Returns as of December 31, 2025

	1 Year	Since Inception (11/30/23)
Institutional Class - (Incorp November 30, 2023)	9.11%	11.39%
MSCI ACWI Index (Net)	22.34	21.73

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$2,491,554
Total Number of Portfolio Holdings	42
Total Investment Advisory Fees Paid During the Reporting Period	$-
Portfolio Turnover Rate	26%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
NVIDIA Corp.	7.8%
Halma plc	5.0%
Mastercard, Inc., A	4.3%
eBay, Inc.	3.7%
Danone SA	3.3%
Banco Bilbao Vizcaya Argentaria SA	3.2%
Experian plc	3.2%
Trip.com Group Ltd.	3.0%
Recruit Holdings Co. Ltd.	2.9%
Intuit, Inc.	2.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	3.7%
Communication Services	3.0%
Real Estate	4.8%
Consumer Staples	5.1%
Industrials	7.5%
Health Care	12.8%
Consumer Discretionary	16.4%
Financials	22.8%
Information Technology	23.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	3.7%
OthersFootnote Reference‡	7.4%
Sweden	2.3%
Brazil	2.5%
Japan	2.9%
China	3.0%
Spain	3.2%
France	3.3%
Netherlands	3.9%
Hong Kong	3.9%
United Kingdom	6.1%
United States	57.8%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Stocks	56.8%
Foreign Stocks	37.9%
Cash & Cash Equivalents	5.3%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Global Social Leaders Fund

Annual Shareholder Report

December 31, 2025

Institutional Class: IGSIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/GSL

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/GSL.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/ISE.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Investor Class | PXINX

Impax International Sustainable Economy Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	0.69%

How did the Fund perform last year?

The Fund underperformed the MSCI EAFE Index (Net) in 2025, driven by style factor effects which were the key drivers of the underperformance. The portfolio’s tilts towards high quality – which has not been rewarded over the past few years – and away from higher risk, high momentum stocks – which have seen multi decade highs – explain the underperformance in the period. The sustainability tools driving the portfolio’s sector weightings contributed positively to returns, as did the portfolio’s Sustainability Lens profile. The portfolio’s tilt towards securities with higher Corporate Resilience scores was also a tailwind as stocks with scores in the top quartiles performed well.

From a stock-specific perspective, the portfolio saw the strongest results from positions in the Information Technology sector with Japanese companies NEC, Fujitsu and Tokyo Electron having a positive impact. Stock-specific effects within Industrials provided the largest drag, overall, with Wolters Kluwer, Komatsu and Relx among the detractors.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax International Sustainable Economy Fund Investor Class $20,752
MSCI EAFE Index (Net) $21,564
MSCI EAFE ESG Leaders Index (Net) $20,505
25,000
20,000
15,000
10,000
5,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax International Sustainable Economy Fund Investor Class $20,752	MSCI EAFE Index (Net) $21,564	MSCI EAFE ESG Leaders Index (Net) $20,505
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,815	$10,100	$9,955
12/31/2017	$12,074	$12,628	$12,281
12/31/2018	$10,487	$10,691	$10,634
12/31/2019	$12,876	$13,044	$13,173
12/31/2020	$14,228	$14,064	$14,551
12/31/2021	$15,777	$15,648	$16,193
12/31/2022	$12,937	$13,386	$13,441
12/31/2023	$15,385	$15,828	$15,972
12/31/2024	$16,134	$16,433	$16,330
12/31/2025	$20,752	$21,564	$20,505

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Investor Class	28.62%	7.84%	7.57%
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE ESG Leaders Index (Net)	25.57	7.10	7.44

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$1,596,207,609
Total Number of Portfolio Holdings	131
Total Investment Advisory Fees Paid During the Reporting Period	$6,326,359
Portfolio Turnover Rate	52%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
ASML Holding NV	3.3%
HSBC Holdings plc	2.8%
AstraZeneca plc	2.7%
Novartis AG	2.7%
Siemens AG	2.2%
Iberdrola SA	2.1%
Hitachi Ltd.	2.1%
Sony Group Corp.	2.0%
Tokyo Electron Ltd.	2.0%
Schneider Electric SE	1.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Financials
28.9%
Industrials
17.2%
Information Technology
13.0%
Health Care
11.6%
Utilities
6.6%
Consumer Staples
6.6%
Consumer Discretionary
6.3%
Communication Services
3.9%
Materials
2.3%
Real Estate
1.5%
Other assets and liabilities (net)
2.1%

Value	Value
Other assets and liabilities (net)	2.1%
Real Estate	1.5%
Materials	2.3%
Communication Services	3.9%
Consumer Discretionary	6.3%
Consumer Staples	6.6%
Utilities	6.6%
Health Care	11.6%
Information Technology	13.0%
Industrials	17.2%
Financials	28.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2025Footnote Reference ^

Japan
22.3%
United Kingdom
13.8%
Germany
9.5%
France
8.8%
United States
7.8%
Australia
5.9%
Netherlands
5.1%
Italy
5.0%
Switzerland
4.9%
Spain
3.9%
Others‡
10.9%
Other assets and liabilities (net)
2.1%

Value	Value
Other assets and liabilities (net)	2.1%
OthersFootnote Reference‡	10.9%
Spain	3.9%
Switzerland	4.9%
Italy	5.0%
Netherlands	5.1%
Australia	5.9%
United States	7.8%
France	8.8%
Germany	9.5%
United Kingdom	13.8%
Japan	22.3%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
Foreign Stocks	90.7%
U.S. Stocks	7.8%
Cash & Cash Equivalents	1.5%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax International Sustainable Economy Fund

Annual Shareholder Report

December 31, 2025

Investor Class: PXINX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/ISE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/ISE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/ISE.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Institutional Class | PXNIX

Impax International Sustainable Economy Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.44%

How did the Fund perform last year?

The Fund underperformed the MSCI EAFE Index (Net) in 2025, driven by style factor effects which were the key drivers of the underperformance. The portfolio’s tilts towards high quality – which has not been rewarded over the past few years – and away from higher risk, high momentum stocks – which have seen multi decade highs – explain the underperformance in the period. The sustainability tools driving the portfolio’s sector weightings contributed positively to returns, as did the portfolio’s Sustainability Lens profile. The portfolio’s tilt towards securities with higher Corporate Resilience scores was also a tailwind as stocks with scores in the top quartiles performed well.

From a stock-specific perspective, the portfolio saw the strongest results from positions in the Information Technology sector with Japanese companies NEC, Fujitsu and Tokyo Electron having a positive impact. Stock-specific effects within Industrials provided the largest drag, overall, with Wolters Kluwer, Komatsu and Relx among the detractors.

Total Returns Based on a Hypothetical $250,000 Investment is displayed

Impax International Sustainable Economy Fund (Institutional Class) $531,463
MSCI EAFE Index (Net) $539,090
MSCI EAFE ESG Leaders Index (Net) $512,623
550,000
500,000
450,000
400,000
350,000
300,000
250,000
200,000
150,000
100,000
50,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax International Sustainable Economy Fund (Institutional Class) $531,463	MSCI EAFE Index (Net) $539,090	MSCI EAFE ESG Leaders Index (Net) $512,623
12/31/2015	$250,000	$250,000	$250,000
12/31/2016	$245,920	$252,500	$248,875
12/31/2017	$303,320	$315,712	$307,036
12/31/2018	$264,181	$267,269	$265,849
12/31/2019	$324,966	$326,107	$329,333
12/31/2020	$359,989	$351,595	$363,763
12/31/2021	$400,279	$391,196	$404,831
12/31/2022	$329,047	$334,662	$336,037
12/31/2023	$392,501	$395,697	$399,288
12/31/2024	$412,275	$410,825	$408,253
12/31/2025	$531,463	$539,090	$512,623

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Institutional Class	28.91%	8.10%	7.83%
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE ESG Leaders Index (Net)	25.57	7.10	7.44

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$1,596,207,609
Total Number of Portfolio Holdings	131
Total Investment Advisory Fees Paid During the Reporting Period	$6,326,359
Portfolio Turnover Rate	52%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
ASML Holding NV	3.3%
HSBC Holdings plc	2.8%
AstraZeneca plc	2.7%
Novartis AG	2.7%
Siemens AG	2.2%
Iberdrola SA	2.1%
Hitachi Ltd.	2.1%
Sony Group Corp.	2.0%
Tokyo Electron Ltd.	2.0%
Schneider Electric SE	1.9%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.1%
Real Estate	1.5%
Materials	2.3%
Communication Services	3.9%
Consumer Discretionary	6.3%
Consumer Staples	6.6%
Utilities	6.6%
Health Care	11.6%
Information Technology	13.0%
Industrials	17.2%
Financials	28.9%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.

Geographical Diversification as of December 31, 2025Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.1%
OthersFootnote Reference‡	10.9%
Spain	3.9%
Switzerland	4.9%
Italy	5.0%
Netherlands	5.1%
Australia	5.9%
United States	7.8%
France	8.8%
Germany	9.5%
United Kingdom	13.8%
Japan	22.3%
Footnote	Description
Footnote ^	Percent of Net Assets.
Footnote‡	Includes additional countries outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
Foreign Stocks	90.7%
U.S. Stocks	7.8%
Cash & Cash Equivalents	1.5%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax International Sustainable Economy Fund

Annual Shareholder Report

December 31, 2025

Institutional Class: PXNIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/ISE

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/ISE.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/CB.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Investor Class | PAXBX

Impax Core Bond Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.73%

How did the Fund perform last year?

The Fund underperformed the Bloomberg US Aggregate Bond Index in 2025. Broad allocation decisions contributed, while security selection in several sectors detracted. The largest positive contributor was the underweight in U.S. Treasuries, supported by overweights in securitized products and government‑related securities. Corporate selection also added value, particularly in the Communications and Financial Institutions sectors, helped by avoiding volatile names such as Warner Bros. Discovery and Meta. Agency fixed‑rate holdings and non‑agency CMBS further aided results.

Key detractors were security selection in government‑related securities and U.S. Treasury curve positioning. The portfolio typically overweights the long end while holding shorter‑duration government‑related securities to keep duration neutral, but the Treasury rally during the Liberation Day sell‑off, followed by curve steepening, hurt longer‑dated positions. Selection in the Technology sector also detracted due to weakness in a small Oracle position, while esoteric ABS, off‑benchmark non‑agency MBS, and CLOs weighed on returns.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax Core Bond Fund Investor Class $11,543
Bloomberg US Aggregate Bond Index $12,017
20,000
10,000
0
12/16/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024
06/30/2025
12/31/2025

	Impax Core Bond Fund Investor Class $11,543	Bloomberg US Aggregate Bond Index $12,017
12/16/2016	10,000	10,000
12/31/2016	10,087.34	10,111
06/30/2017	10,274.83	10,341
12/31/2017	10,345.83	10,469
06/30/2018	10,185.65	10,300
12/31/2018	10,321.23	10,470
06/30/2019	10,900.26	11,110
12/31/2019	11,124.47	11,383
06/30/2020	11,747.42	12,081
12/31/2020	11,890.96	12,237
06/30/2021	11,711.35	12,041
12/31/2021	11,697.36	12,049
06/30/2022	10,486.09	10,802
12/31/2022	10,158.39	10,481
06/30/2023	10,381.93	10,701
12/31/2023	10,702.79	11,061
06/30/2024	10,656.27	10,982
12/31/2024	10,844.92	11,199
06/30/2025	11,219.19	11,649
12/31/2025	11,543.16	12,017

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	Since Inception (12/16/16)
Investor Class - (Incorp December 16, 2016)	6.44%	-0.59%	1.60%
Bloomberg US Aggregate Bond Index	7.30	-0.36	2.04

The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$857,297,525
Total Number of Portfolio Holdings	417
Total Investment Advisory Fees Paid During the Reporting Period	$3,364,883
Portfolio Turnover Rate	137%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
U.S. Treasury Notes, 3.500%, 10/15/28	4.4%
U.S. Treasury Bonds, 4.875%, 8/15/45	4.1%
U.S. Treasury Notes, 3.625%, 10/31/30	3.5%
U.S. Treasury Notes, 3.375%, 11/30/27	2.7%
U.S. Treasury Bonds, 4.625%, 11/15/55	2.4%
U.S. Treasury Bonds, 1.875%, 11/15/51	1.1%
U.S. Treasury Notes, 3.750%, 10/31/32	1.0%
Wells Fargo & Co., 5.499%, 1/23/35	0.8%
Bank of America Corp., 5.872%, 9/15/34	0.8%
Sprint Capital Corp., 8.750%, 3/15/32	0.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Mortgage-Backed Securities 31.2%
Corporate Bonds 31.0%
U.S. Government and Agency Securities 21.5%
Asset-Backed Securities 5.9%
Supranational 5.6%
Foreign Government and Agency Securities 1.5%
Municipal Bonds 1.0%
Community Investment Notes 0.0%#
Other assets and liabilities (net) 2.3%

Value	Value
Other assets and liabilities (net)	2.3%
Community Investment Notes	0.0%Footnote Reference#
Municipal Bonds	1.0%
Foreign Government and Agency Securities	1.5%
Supranational	5.6%
Asset-Backed Securities	5.9%
U.S. Government and Agency Securities	21.5%
Corporate Bonds	31.0%
Mortgage-Backed Securities	31.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote#	Less than 0.05%.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Bonds	88.8%
Supranational	5.7%
Foreign Bonds	4.0%
Cash & Cash Equivalents	1.5%
Community Investment Notes	0.0%Footnote Reference#
Footnote	Description
Footnote ^	Percent of Total Investments.
Footnote#	Less than 0.05%.

Credit Quality Allocation as of December 31, 2025Footnote Reference ^Footnote Reference*

U.S. Government	22.7%
AAA	8.1%
AA	5.2%
A	10.6%
BBB	14.3%
BB or lower	3.5%
N/R (Not Rated)	35.6%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Impax Core Bond Fund

Annual Shareholder Report

December 31, 2025

Investor Class: PAXBX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/CB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/CB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/CB.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Institutional Class | PXBIX

Impax Core Bond Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.48%

How did the Fund perform last year?

The Fund underperformed the Bloomberg US Aggregate Bond Index in 2025. Broad allocation decisions contributed, while security selection in several sectors detracted. The largest positive contributor was the underweight in U.S. Treasuries, supported by overweights in securitized products and government‑related securities. Corporate selection also added value, particularly in the Communications and Financial Institutions sectors, helped by avoiding volatile names such as Warner Bros. Discovery and Meta. Agency fixed‑rate holdings and non‑agency CMBS further aided results.

Key detractors were security selection in government‑related securities and U.S. Treasury curve positioning. The portfolio typically overweights the long end while holding shorter‑duration government‑related securities to keep duration neutral, but the Treasury rally during the Liberation Day sell‑off, followed by curve steepening, hurt longer‑dated positions. Selection in the Technology sector also detracted due to weakness in a small Oracle position, while esoteric ABS, off‑benchmark non‑agency MBS, and CLOs weighed on returns.

Total Returns Based on a Hypothetical $250,000 Investment is displayed

Impax Core Bond Fund (Institutional Class) $295,245
Bloomberg US Aggregate Bond Index $300,415
400,000
300,000
200,000
100,000
0
12/16/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018
12/31/2018
06/30/2019
12/31/2019
06/30/2020
12/31/2020
06/30/2021
12/31/2021
06/30/2022
12/31/2022
06/30/2023
12/31/2023
06/30/2024
12/31/2024
06/30/2025
12/31/2025

	Impax Core Bond Fund (Institutional Class) $295,245	Bloomberg US Aggregate Bond Index $300,415
12/16/2016	$250,000	$250,000
12/31/2016	$252,320	$252,775
06/30/2017	$257,320	$258,522
12/31/2017	$259,426	$261,728
06/30/2018	$255,725	$257,496
12/31/2018	$259,454	$261,758
06/30/2019	$274,597	$277,759
12/31/2019	$280,320	$284,574
06/30/2020	$296,383	$302,033
12/31/2020	$300,382	$305,936
06/30/2021	$296,213	$301,028
12/31/2021	$296,232	$301,219
06/30/2022	$265,883	$270,045
12/31/2022	$257,899	$262,030
06/30/2023	$263,597	$267,513
12/31/2023	$272,394	$276,517
06/30/2024	$271,236	$274,550
12/31/2024	$276,382	$279,974
06/30/2025	$286,599	$291,233
12/31/2025	$295,245	$300,415

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	Since Inception (12/16/16)
Institutional Class - (Incorp December 16, 2016)	6.82%	-0.34%	1.86%
Bloomberg US Aggregate Bond Index	7.30	-0.36	2.04

The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$857,297,525
Total Number of Portfolio Holdings	417
Total Investment Advisory Fees Paid During the Reporting Period	$3,364,883
Portfolio Turnover Rate	137%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
U.S. Treasury Notes, 3.500%, 10/15/28	4.4%
U.S. Treasury Bonds, 4.875%, 8/15/45	4.1%
U.S. Treasury Notes, 3.625%, 10/31/30	3.5%
U.S. Treasury Notes, 3.375%, 11/30/27	2.7%
U.S. Treasury Bonds, 4.625%, 11/15/55	2.4%
U.S. Treasury Bonds, 1.875%, 11/15/51	1.1%
U.S. Treasury Notes, 3.750%, 10/31/32	1.0%
Wells Fargo & Co., 5.499%, 1/23/35	0.8%
Bank of America Corp., 5.872%, 9/15/34	0.8%
Sprint Capital Corp., 8.750%, 3/15/32	0.7%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	2.3%
Community Investment Notes	0.0%Footnote Reference#
Municipal Bonds	1.0%
Foreign Government and Agency Securities	1.5%
Supranational	5.6%
Asset-Backed Securities	5.9%
U.S. Government and Agency Securities	21.5%
Corporate Bonds	31.0%
Mortgage-Backed Securities	31.2%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote#	Less than 0.05%.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Bonds	88.8%
Supranational	5.7%
Foreign Bonds	4.0%
Cash & Cash Equivalents	1.5%
Community Investment Notes	0.0%Footnote Reference#
Footnote	Description
Footnote ^	Percent of Total Investments.
Footnote#	Less than 0.05%.

Credit Quality Allocation as of December 31, 2025Footnote Reference ^Footnote Reference*

U.S. Government	22.7%
AAA	8.1%
AA	5.2%
A	10.6%
BBB	14.3%
BB or lower	3.5%
N/R (Not Rated)	35.6%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Impax Core Bond Fund

Annual Shareholder Report

December 31, 2025

Institutional Class: PXBIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/CB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/CB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/HYB.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Investor Class | PAXHX

Impax High Yield Bond Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.95%

How did the Fund perform last year?

The Fund outperformed its benchmark, the ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB‑B (Constrained 2%) Index, driven by strong, broad‑based security selection and supportive allocation decisions. Overweights in the Media and Telecommunications sectors and an underweight in the Leisure sector contributed, while no Energy sector exposure added a tailwind. Security selection in the Media, Financial Services, and Basic Industry sectors was additive, supported by strong contributions from Azorra Finance and Brookfield Property and by avoiding Labels Buyers. Azorra’s fleet growth boosted earnings, and Brookfield’s solid asset base and potential policy support helped limit downside risk.

Detractors included overweights in the Technology & Electronics and Banking sectors. The Healthcare sector was the only area of negative selection, driven by Dentsply Sirona as investor concerns over higher R&D spending overshadowed in‑line results. Cash holdings also weighed on performance amid a strong high‑yield rally.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax High Yield Bond Fund Investor Class $16,585
Bloomberg US Aggregate Bond Index $12,199
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index $17,980
20,000
10,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax High Yield Bond Fund Investor Class $16,585	Bloomberg US Aggregate Bond Index $12,199	ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index $17,980
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,381	$10,265	$11,476
12/31/2017	$12,106	$10,628	$12,276
12/31/2018	$11,735	$10,630	$12,026
12/31/2019	$13,391	$11,556	$13,840
12/31/2020	$14,435	$12,424	$14,715
12/31/2021	$14,862	$12,232	$15,388
12/31/2022	$12,946	$10,641	$13,758
12/31/2023	$14,382	$11,229	$15,485
12/31/2024	$15,254	$11,369	$16,543
12/31/2025	$16,585	$12,199	$17,980

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Investor Class	8.72%	2.82%	5.19%
Bloomberg US Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index	8.69	4.09	6.04

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$535,826,692
Total Number of Portfolio Holdings	215
Total Investment Advisory Fees Paid During the Reporting Period	$2,642,451
Portfolio Turnover Rate	84%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
NCL Corp. Ltd., 6.750%, 2/01/32	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.0%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.000%, 6/15/27	0.8%
Ryan Specialty LLC, 5.875%, 8/01/32	0.8%
United Rentals North America, Inc., 5.250%, 1/15/30	0.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28	0.8%
Kennedy-Wilson, Inc., 4.750%, 2/01/30	0.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Media 11.8%
Telecommunications 8.9%
Technology & Electronics 7.8%
Basic Industry 7.7%
Healthcare 6.6%
Financial Services 6.4%
Real Estate 6.3%
Capital Goods 6.1%
Services 5.8%
Insurance 5.1%
Others† 24.4%
Other assets and liabilities (net) 3.1%

Value	Value
Other assets and liabilities (net)	3.1%
OthersFootnote Reference†	24.4%
Insurance	5.1%
Services	5.8%
Capital Goods	6.1%
Real Estate	6.3%
Financial Services	6.4%
Healthcare	6.6%
Basic Industry	7.7%
Technology & Electronics	7.8%
Telecommunications	8.9%
Media	11.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Bonds	81.6%
Foreign Bonds	13.7%
Loans	2.7%
Cash & Cash Equivalents	1.8%
Foreign Stocks	0.1%
Community Investment Notes	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Credit Quality Allocation as of December 31, 2025Footnote Reference ^Footnote Reference*

A	0.6%
BBB	1.7%
BB or lower	89.4%
N/R (Not Rated)	8.3%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Impax High Yield Bond Fund

Annual Shareholder Report

December 31, 2025

Investor Class: PAXHX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/HYB.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Class A | PXHAX

Impax High Yield Bond Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.95%

How did the Fund perform last year?

The Fund outperformed its benchmark, the ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB‑B (Constrained 2%) Index, driven by strong, broad‑based security selection and supportive allocation decisions. Overweights in the Media and Telecommunications sectors and an underweight in the Leisure sector contributed, while no Energy sector exposure added a tailwind. Security selection in the Media, Financial Services, and Basic Industry sectors was additive, supported by strong contributions from Azorra Finance and Brookfield Property and by avoiding Labels Buyers. Azorra’s fleet growth boosted earnings, and Brookfield’s solid asset base and potential policy support helped limit downside risk.

Detractors included overweights in the Technology & Electronics and Banking sectors. The Healthcare sector was the only area of negative selection, driven by Dentsply Sirona as investor concerns over higher R&D spending overshadowed in‑line results. Cash holdings also weighed on performance amid a strong high‑yield rally.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax High Yield Bond Fund Class A $15,852
Bloomberg US Aggregate Bond Index $12,199
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index $17,980
20,000
10,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax High Yield Bond Fund Class A $15,852	Bloomberg US Aggregate Bond Index $12,199	ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index $17,980
12/31/2015	$9,557	$10,000	$10,000
12/31/2016	$10,876	$10,265	$11,476
12/31/2017	$11,568	$10,628	$12,276
12/31/2018	$11,215	$10,630	$12,026
12/31/2019	$12,796	$11,556	$13,840
12/31/2020	$13,793	$12,424	$14,715
12/31/2021	$14,221	$12,232	$15,388
12/31/2022	$12,374	$10,641	$13,758
12/31/2023	$13,746	$11,229	$15,485
12/31/2024	$14,579	$11,369	$16,543
12/31/2025	$15,852	$12,199	$17,980

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Class A	8.73%	2.82%	5.19%
Bloomberg US Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index	8.69	4.09	6.04

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$535,826,692
Total Number of Portfolio Holdings	215
Total Investment Advisory Fees Paid During the Reporting Period	$2,642,451
Portfolio Turnover Rate	84%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
NCL Corp. Ltd., 6.750%, 2/01/32	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.0%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.000%, 6/15/27	0.8%
Ryan Specialty LLC, 5.875%, 8/01/32	0.8%
United Rentals North America, Inc., 5.250%, 1/15/30	0.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28	0.8%
Kennedy-Wilson, Inc., 4.750%, 2/01/30	0.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	3.1%
OthersFootnote Reference†	24.4%
Insurance	5.1%
Services	5.8%
Capital Goods	6.1%
Real Estate	6.3%
Financial Services	6.4%
Healthcare	6.6%
Basic Industry	7.7%
Technology & Electronics	7.8%
Telecommunications	8.9%
Media	11.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Bonds	81.6%
Foreign Bonds	13.7%
Loans	2.7%
Cash & Cash Equivalents	1.8%
Foreign Stocks	0.1%
Community Investment Notes	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Credit Quality Allocation as of December 31, 2025Footnote Reference ^Footnote Reference*

A	0.6%
BBB	1.7%
BB or lower	89.4%
N/R (Not Rated)	8.3%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Impax High Yield Bond Fund

Annual Shareholder Report

December 31, 2025

Class A: PXHAX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/HYB.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Institutional Class | PXHIX

Impax High Yield Bond Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.70%

How did the Fund perform last year?

The Fund outperformed its benchmark, the ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB‑B (Constrained 2%) Index, driven by strong, broad‑based security selection and supportive allocation decisions. Overweights in the Media and Telecommunications sectors and an underweight in the Leisure sector contributed, while no Energy sector exposure added a tailwind. Security selection in the Media, Financial Services, and Basic Industry sectors was additive, supported by strong contributions from Azorra Finance and Brookfield Property and by avoiding Labels Buyers. Azorra’s fleet growth boosted earnings, and Brookfield’s solid asset base and potential policy support helped limit downside risk.

Detractors included overweights in the Technology & Electronics and Banking sectors. The Healthcare sector was the only area of negative selection, driven by Dentsply Sirona as investor concerns over higher R&D spending overshadowed in‑line results. Cash holdings also weighed on performance amid a strong high‑yield rally.

Total Returns Based on a Hypothetical $250,000 Investment is displayed

Impax High Yield Bond Fund (Institutional Class) $425,060
Bloomberg US Aggregate Bond Index $304,983
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index $449,498
500,000
400,000
300,000
200,000
100,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax High Yield Bond Fund (Institutional Class) $425,060	Bloomberg US Aggregate Bond Index $304,983	ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index $449,498
12/31/2015	$250,000	$250,000	$250,000
12/31/2016	$284,891	$256,619	$286,889
12/31/2017	$303,799	$265,708	$306,910
12/31/2018	$295,583	$265,738	$300,655
12/31/2019	$337,729	$288,901	$346,010
12/31/2020	$365,008	$310,588	$367,864
12/31/2021	$377,269	$305,799	$384,696
12/31/2022	$329,271	$266,014	$343,953
12/31/2023	$366,767	$280,721	$387,128
12/31/2024	$389,965	$284,231	$413,577
12/31/2025	$425,060	$304,983	$449,498

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Institutional Class	9.00%	3.09%	5.45%
Bloomberg US Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index	8.69	4.09	6.04

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$535,826,692
Total Number of Portfolio Holdings	215
Total Investment Advisory Fees Paid During the Reporting Period	$2,642,451
Portfolio Turnover Rate	84%

Top Ten Holdings as of December 31, 2025Footnote Reference*

Company	Percent of Net Assets
NCL Corp. Ltd., 6.750%, 2/01/32	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.0%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.000%, 6/15/27	0.8%
Ryan Specialty LLC, 5.875%, 8/01/32	0.8%
United Rentals North America, Inc., 5.250%, 1/15/30	0.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28	0.8%
Kennedy-Wilson, Inc., 4.750%, 2/01/30	0.8%
Footnote	Description
Footnote*	Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable. Holdings are subject to change.

Sector Diversification as of December 31, 2025Footnote Reference *Footnote Reference ^

Value	Value
Other assets and liabilities (net)	3.1%
OthersFootnote Reference†	24.4%
Insurance	5.1%
Services	5.8%
Capital Goods	6.1%
Real Estate	6.3%
Financial Services	6.4%
Healthcare	6.6%
Basic Industry	7.7%
Technology & Electronics	7.8%
Telecommunications	8.9%
Media	11.8%
Footnote	Description
Footnote *	May include companies representing multiple industries within a single “Sector”.
Footnote ^	Percent of Net Assets.
Footnote†	Includes additional sectors outside the top 10 listed above.

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
U.S. Bonds	81.6%
Foreign Bonds	13.7%
Loans	2.7%
Cash & Cash Equivalents	1.8%
Foreign Stocks	0.1%
Community Investment Notes	0.1%
Footnote	Description
Footnote ^	Percent of Total Investments.

Credit Quality Allocation as of December 31, 2025Footnote Reference ^Footnote Reference*

A	0.6%
BBB	1.7%
BB or lower	89.4%
N/R (Not Rated)	8.3%
Footnote	Description
Footnote ^	Percent of Net Bonds.
Footnote*	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Impax High Yield Bond Fund

Annual Shareholder Report

December 31, 2025

Institutional Class: PXHIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/HYB

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/HYB.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/SA.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Investor Class | PAXWX

Impax Sustainable Allocation Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$32	0.30%

How did the Fund perform last year?

The Fund delivered double‑digit returns but underperformed its Blended Index benchmark. Equity results lagged due to weak manager selection in US Large Cap and softness in International and Small Cap allocations. Sector effects were modestly negative, with underweights in the Communication Services sector and an overweight in the Real Estate sector detracting. An overweight in the Health Care sector was positive as companies saw growth.

The bond allocation also underperformed. Broad allocation decisions helped, but security selection detracted. The biggest positive contributor was the underweight in US Treasuries, supported by overweights in securitized products and government‑related securities. Corporate selection added value in the Communications and Financial Institutions sectors, aided by avoiding volatile names like Warner Bros. Discovery and Meta. Agency fixed‑rate holdings and non‑agency CMBS also contributed.

Key detractors were security selection in government‑related securities and US Treasury curve positioning.

Total Returns Based on a Hypothetical $10,000 Investment is displayed

Impax Sustainable Allocation Fund Investor Class $20,970
S&P 500 Index $39,827
Blended Index $25,428
Morningstar Moderate Allocation $18,649
40,000
30,000
20,000
10,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax Sustainable Allocation Fund Investor Class $20,970	S&P 500 Index $39,827	Blended Index $25,428	Morningstar Moderate Allocation $18,649
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,581	$11,196	$10,831	$9,807
12/31/2017	$11,974	$13,640	$12,370	$10,527
12/31/2018	$11,486	$13,042	$12,079	$11,917
12/31/2019	$13,878	$17,149	$14,758	$11,231
12/31/2020	$16,133	$20,304	$16,932	$13,391
12/31/2021	$18,602	$26,132	$19,617	$14,960
12/31/2022	$15,548	$21,399	$16,520	$17,038
12/31/2023	$17,596	$27,025	$19,439	$14,714
12/31/2024	$18,915	$33,786	$22,364	$16,742
12/31/2025	$20,970	$39,827	$25,428	$18,649

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Investor Class	10.86%	5.38%	7.69%
S&P 500 Index	17.88	14.42	14.82
Blended Index	13.70	8.47	9.78
Morningstar Moderate Allocation	12.50	7.25	8.35

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$2,388,985,431
Total Number of Portfolio Holdings	11
Total Investment Advisory Fees Paid During the Reporting Period	$1,150,813
Portfolio Turnover Rate	13%

Affiliated Investment Companies as of December 31, 2025

Percent of Net Assets
Impax Large Cap Fund	32.9%
Impax Core Bond Fund	31.2%
Impax US Sustainable Economy Fund	7.6%
Impax Small Cap Fund	5.0%
Impax High Yield Bond Fund	5.0%
Impax International Sustainable Economy Fund	5.0%
Impax Ellevate Global Women's Leadership Fund	3.0%
Impax Global Opportunities Fund	3.0%
Impax Global Environmental Markets Fund	2.9%
Impax Global Sustainable Infrastructure Fund	2.8%

Asset Allocation as of December 31, 2025Footnote Reference ^

Affiliated Investment Companies 98.6%
Cash & Cash Equivalents 1.4%

Value	Value
Affiliated Investment Companies	98.6%
Cash & Cash Equivalents	1.4%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Sustainable Allocation Fund

Annual Shareholder Report

December 31, 2025

Investor Class: PAXWX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/SA

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SA.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Fund Overview

This annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://impaxam.com/SA.  You can also request this information by contacting us at (800) 372-7827.

Annual Shareholder Report

December 31, 2025

Institutional Class | PAXIX

Impax Sustainable Allocation Fund

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform last year?

The Fund delivered double‑digit returns but underperformed its Blended Index benchmark. Equity results lagged due to weak manager selection in US Large Cap and softness in International and Small Cap allocations. Sector effects were modestly negative, with underweights in the Communication Services sector and an overweight in the Real Estate sector detracting. An overweight in the Health Care sector was positive as companies saw growth.

The bond allocation also underperformed. Broad allocation decisions helped, but security selection detracted. The biggest positive contributor was the underweight in US Treasuries, supported by overweights in securitized products and government‑related securities. Corporate selection added value in the Communications and Financial Institutions sectors, aided by avoiding volatile names like Warner Bros. Discovery and Meta. Agency fixed‑rate holdings and non‑agency CMBS also contributed.

Key detractors were security selection in government‑related securities and US Treasury curve positioning.

Total Returns Based on a Hypothetical $250,000 Investment is displayed

Impax Sustainable Allocation Fund (Institutional Class) $537,626
S&P 500 Index $995,685
Blended Index $635,690
Morningstar Moderate Allocation $466,213
1,000,000
800,000
600,000
400,000
200,000
0
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

	Impax Sustainable Allocation Fund (Institutional Class) $537,626	S&P 500 Index $995,685	Blended Index $635,690	Morningstar Moderate Allocation $466,213
12/31/2015	$250,000	$250,000	$250,000	$250,000
12/31/2016	$265,260	$279,900	$270,764	$245,175
12/31/2017	$300,859	$341,006	$309,240	$263,171
12/31/2018	$289,275	$326,055	$301,983	$297,936
12/31/2019	$350,521	$428,719	$368,960	$280,775
12/31/2020	$408,335	$507,598	$423,304	$334,768
12/31/2021	$472,216	$653,306	$490,426	$374,002
12/31/2022	$395,612	$534,986	$413,006	$425,951
12/31/2023	$448,763	$675,621	$485,979	$367,852
12/31/2024	$483,683	$844,660	$559,088	$418,541
12/31/2025	$537,626	$995,685	$635,690	$466,213

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Institutional Class	11.15%	5.66%	7.96%
S&P 500 Index	17.88	14.42	14.82
Blended Index	13.70	8.47	9.78
Morningstar Moderate Allocation	12.50	7.25	8.35

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Key Fund Statistics as of December 31, 2025

Net Assets	$2,388,985,431
Total Number of Portfolio Holdings	11
Total Investment Advisory Fees Paid During the Reporting Period	$1,150,813
Portfolio Turnover Rate	13%

Affiliated Investment Companies as of December 31, 2025

Percent of Net Assets
Impax Large Cap Fund	32.9%
Impax Core Bond Fund	31.2%
Impax US Sustainable Economy Fund	7.6%
Impax Small Cap Fund	5.0%
Impax High Yield Bond Fund	5.0%
Impax International Sustainable Economy Fund	5.0%
Impax Ellevate Global Women's Leadership Fund	3.0%
Impax Global Opportunities Fund	3.0%
Impax Global Environmental Markets Fund	2.9%
Impax Global Sustainable Infrastructure Fund	2.8%

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
Affiliated Investment Companies	98.6%
Cash & Cash Equivalents	1.4%
Footnote	Description
Footnote ^	Percent of Total Investments.

Impax Sustainable Allocation Fund

Annual Shareholder Report

December 31, 2025

Institutional Class: PAXIX

  Impax Asset Management

  (800) 767-1729

  https://impaxam.com/SA

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://impaxam.com/SA.

Householding

For shareholders with multiple accounts at the same address, only one copy of most shareholder documents will be mailed to that address. If you would prefer to receive multiple copies of Fund documents, contact (800) 767-1729.

Item 2. Code of Ethics.

As of December 31, 2025, the Registrant has adopted a “code of ethics,” as such term is defined in paragraph (b) of this Item 2, that applies to all officers of the Registrant, including Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or by a third party.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that Adrian Anderson and Teresa Kong, who serve on the Board’s Audit Committee, qualify as “audit committee financial experts,” as such term is defined in paragraph (b) of this Item 3. The Board also has determined that Mr. Anderson, and Ms. Kong are “independent,” as such term is interpreted by subparagraph (a)(2) of this Item 3. The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 of the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
The aggregate fees billed for each of the last two fiscal years for  professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2025 and 2024 were $388,923 and $373,964, respectively.
(b) Audit-Related Fees
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended December 31, 2025 and 2024, respectively.
(c) Tax Fees
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the fiscal years ended December 31, 2025 and 2024 were $166,566 and $160,100, respectively. Fees disclosed under this category are for professional services related to review and execution of federal, state and excise tax returns and advice concerning tax compliance and planning.
(d) All Other Fees
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $11,749 and $16,989 for the fiscal years ended December 31, 2025 and 2024, respectively
(e)(1) To the extent required by applicable regulations, the Audit Committee approves in advance all audit and non-audit services rendered to the Registrant by the independent registered public accounting firm and all non-audit services to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2) With respect to the services described in paragraphs (b) through (d) of this Item, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, or to the Registrant’s investment adviser, or to any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant totaled $0 and $0 for the fiscal years ended December 31, 2025 and 2024, respectively.
(h) Not Applicable
(i) Not Applicable
(j) Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) A complete series of schedules of investment is included as a part of the Registrant’s Financial Statements and Financial Highlights filed under Item 7 of this form.
(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

IMPAX LARGE CAP FUND
IMPAX SMALL CAP FUND
IMPAX US SUSTAINABLE ECONOMY FUND
IMPAX GLOBAL SUSTAINABLE INFRASTRUCTURE FUND
IMPAX GLOBAL OPPORTUNITIES FUND
IMPAX GLOBAL ENVIRONMENTAL MARKETS FUND
IMPAX GLOBAL SOCIAL LEADERS FUND
IMPAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND
IMPAX INTERNATIONAL SUSTAINABLE ECONOMY FUND
IMPAX CORE BOND FUND
IMPAX HIGH YIELD BOND FUND
IMPAX SUSTAINABLE ALLOCATION FUND
ANNUAL
REPORT
December 31, 2025

www.impaxam.com
Annual Report
1
Schedule of Investments
Impax Large Cap Fund 2
Impax Small Cap Fund 3
Impax US Sustainable Economy Fund 4
Impax Global Sustainable Infrastructure Fund 6
Impax Global Opportunities Fund 8
Impax Global Environmental Markets Fund 10
Impax Global Social Leaders Fund 12
Impax Ellevate Global Women’s Leadership Fund 14
Impax International Sustainable Economy Fund 17
Impax Core Bond Fund 20
Impax High Yield Bond Fund 29
Impax Sustainable Allocation Fund 35
Statements of Assets and Liabilities 36
Statements of Operations 41
Statements of Changes in Net Assets 44
Financial Highlights 56
Notes to Financial Statements 84
Report of Independent Registered Public Accounting Firm 101
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. 105
Item 9. Proxy Disclosures for Open-End Management Investment Companies 105
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. 105
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. 105
Account Options and Services 108
For More Information
General Fund Information
800.767.1729
Shareholder Account Information
800.372.7827
Account Inquiries
Impax Funds
P.O. Box 534463
Pittsburgh, PA 15253-4463
Investment Adviser
Impax Asset Management LLC
30 Penhallow Street, Suite 100
Portsmouth, NH 03801
Transfer and Dividend Disbursing Agent
BNY Mellon Investment
Servicing (U.S.) Inc.
P.O. Box 534463
Pittsburgh, PA 15253-4463
Custodian
JP Morgan Chase Bank, N.A.
4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245
Table of Contents

Schedule of Investments, December 31, 2025
Impax Large Cap Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.6%
Communication Services 6.3%
Alphabet, Inc. , A ............ 142,993 $ 44,756,809
a
Netflix, Inc. ................ 148,508 13,924,110
58,680,919
Consumer Discretionary 12.6%
a
Amazon.com, Inc. ........... 227,204 52,443,227
a
Aptiv plc .................. 172,687 13,139,754
a
DoorDash, Inc. , A ........... 57,103 12,932,687
eBay, Inc. ................. 261,408 22,768,637
a
Ulta Beauty, Inc. ............ 27,279 16,504,068
117,788,373
Consumer Staples 3.7%
Colgate-Palmolive Co. ....... 260,928 20,618,531
McCormick & Co., Inc. ....... 204,277 13,913,306
34,531,837
Financials 13.5%
Citizens Financial Group, Inc. .. 325,341 19,003,168
CME Group, Inc. ............ 54,518 14,887,776
JPMorgan Chase & Co. ....... 81,269 26,186,497
Mastercard, Inc. , A .......... 64,259 36,684,178
Pinnacle Financial Partners, Inc. 151,090 14,415,497
Progressive Corp. (The) ...... 63,685 14,502,348
125,679,464
Health Care 11.2%
Agilent Technologies, Inc. ..... 175,131 23,830,075
a
Boston Scientific Corp. ....... 173,508 16,543,988
Danaher Corp. ............. 134,174 30,715,112
Eli Lilly & Co. .............. 8,652 9,298,132
Gilead Sciences, Inc. ........ 126,553 15,533,115
Revvity, Inc. ............... 91,408 8,843,724
104,764,146
Industrials 13.7%
GE Vernova, Inc. ............ 13,639 8,914,041
Hubbell, Inc. , B ............. 36,197 16,075,450
a
QXO, Inc. ................. 561,186 10,825,278
Trane Technologies plc ....... 43,490 16,926,308
a
Uber Technologies, Inc. ....... 265,223 21,671,371
Union Pacific Corp. .......... 57,265 13,246,540
United Rentals, Inc. .......... 13,736 11,116,819
WW Grainger, Inc. ........... 15,036 15,172,076
Xylem, Inc. ................ 102,159 13,912,013
127,859,896
b
Information Technology 32.0%
Apple, Inc. ................ 120,459 32,747,984
Marvell Technology, Inc. ...... 160,972 13,679,401
Microsoft Corp. ............. 177,170 85,682,955
NVIDIA Corp. .............. 551,622 102,877,502
Oracle Corp. ............... 89,451 17,434,894
a
Palo Alto Networks, Inc. ...... 47,872 8,818,022
a
ServiceNow, Inc. ............ 126,120 19,320,323
a
Tyler Technologies, Inc. ....... 39,919 18,121,230
298,682,311
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials 1.7%
Linde plc .................. 37,330 $ 15,917,139
Real Estate 3.1%
American Tower Corp. , REIT ... 91,615 16,084,845
Ventas, Inc. , REIT ........... 161,739 12,515,364
28,600,209
Utilities 1.8%
American Water Works Co., Inc. 131,293 17,133,737
Total Common Stocks
(Cost $ 622,706,577 ) ..............
929,638,031
Money Market 0.5%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.705% . 5,084,578 5,084,578
(Cost $5,084,578)
a
Total Investments 100 .1%
(Cost $ 627,791,155 ) .............
$934,722,609
Other Assets, less Liabilities ( 0 .1 ) %
(616,886)
Net Assets 100.0% ...............
$934,105,723
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of December
31, 2025.
d
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments, December 31, 2025
Impax Small Cap Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.0%
Communication Services 0.9%
a
TechTarget, Inc. ............ 1,238,887 $ 6,689,990
Consumer Discretionary 8.3%
Autoliv, Inc. ................ 45,000 5,341,500
Columbia Sportswear Co. ..... 90,515 4,986,471
a
Planet Fitness, Inc. , A ........ 194,271 21,072,576
a
Rivian Automotive, Inc. , A ..... 450,000 8,869,500
Visteon Corp. .............. 40,000 3,804,000
a
Warby Parker, Inc. , A ......... 385,000 8,389,150
Wyndham Hotels & Resorts, Inc. 120,000 9,067,200
61,530,397
Consumer Staples 5.9%
a
BJ's Wholesale Club Holdings,
Inc. .................... 119,955 10,799,549
a
Freshpet, Inc. .............. 140,000 8,530,200
a
US Foods Holding Corp. ...... 230,000 17,323,600
a
Vital Farms, Inc. ............ 238,915 7,630,945
44,284,294
Financials 22.1%
Acadian Asset Management, Inc. 845,451 39,736,197
Ameris Bancorp ............ 100,000 7,427,000
Cullen/Frost Bankers, Inc. ..... 115,000 14,562,450
Eastern Bankshares, Inc. ..... 1,275,000 23,498,250
Pinnacle Financial Partners, Inc. 215,000 20,513,150
RenaissanceRe Holdings Ltd. .. 27,500 7,731,900
Victory Capital Holdings, Inc. , A . 650,000 41,008,500
Voya Financial, Inc. .......... 140,000 10,428,600
164,906,047
Health Care 23.9%
Bio-Techne Corp. ........... 195,000 11,467,950
a
Crinetics Pharmaceuticals, Inc. . 275,000 12,801,250
a
Cytokinetics, Inc. ............ 100,000 6,354,000
a
Enovis Corp. ............... 424,130 11,298,823
a
GeneDx Holdings Corp. , A ..... 60,000 7,803,600
a
Health Catalyst, Inc. ......... 2,750,000 6,572,500
a
Ligand Pharmaceuticals, Inc. ... 165,208 31,235,877
a
Merit Medical Systems, Inc. .... 100,000 8,814,000
a
Neurocrine Biosciences, Inc. ... 75,000 10,637,250
a
Pacira BioSciences, Inc. ...... 750,027 19,410,699
a
Prestige Consumer Healthcare,
Inc. .................... 130,000 8,019,700
a
Roivant Sciences Ltd. ........ 550,000 11,935,000
a
SI-BONE, Inc. .............. 1,200,010 23,664,197
a
Travere Therapeutics, Inc. ..... 225,000 8,597,250
178,612,096
Industrials 18.4%
Advanced Drainage Systems, Inc. 56,489 8,181,302
Arcosa, Inc. ............... 156,500 16,639,080
a,b
Array Technologies, Inc. ...... 1,250,000 11,525,000
a
Casella Waste Systems, Inc. , A . 80,000 7,835,200
a
Dycom Industries, Inc. ........ 43,000 14,529,700
Enpro, Inc. ................ 48,000 10,278,240
a
Gates Industrial Corp. plc ..... 472,713 10,149,148
a
Generac Holdings, Inc. ....... 45,000 6,136,650
a
Lyft, Inc. , A ................ 775,000 15,011,750
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
a
Modine Manufacturing Co. .... 40,000 $ 5,340,400
MSA Safety, Inc. ............ 35,000 5,604,900
a
QXO, Inc. ................. 675,000 13,020,750
a
Trex Co., Inc. .............. 225,000 7,893,000
WillScot Holdings Corp. ....... 275,000 5,178,250
137,323,370
Information Technology 11.3%
a
8x8, Inc. .................. 2,000,000 3,940,000
A10 Networks, Inc. .......... 360,000 6,368,400
a
Ciena Corp. ............... 31,239 7,305,865
a
Extreme Networks, Inc. ....... 945,178 15,737,214
a
Mitek Systems, Inc. .......... 1,295,000 13,662,250
a
NetScout Systems, Inc. ....... 522,000 14,125,320
a
Onto Innovation, Inc. ......... 74,057 11,690,638
a
Workiva, Inc. , A ............. 136,086 11,737,417
84,567,104
Materials 3.7%
Element Solutions, Inc. ....... 591,946 14,792,730
Graphic Packaging Holding Co. . 300,000 4,518,000
TriMas Corp. ............... 230,000 8,153,500
27,464,230
Real Estate 4.5%
b
Agree Realty Corp. , REIT ..... 200,000 14,406,000
a
Howard Hughes Holdings, Inc. . 55,707 4,443,748
Rayonier, Inc. , REIT ......... 333,499 7,220,253
Terreno Realty Corp. , REIT .... 120,000 7,045,200
33,115,201
Total Common Stocks
(Cost $ 608,467,214 ) ..............
738,492,729
Money Market 1.0%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.705% . 7,713,469 7,713,469
(Cost $7,713,469)
a
Total Investments 100 .0%
(Cost $ 616,180,683 ) .............
$746,206,198
e
Other Assets, less Liabilities 0.0%
153,796
Net Assets 100.0% ...............
$746,359,994
a
Non-income producing security.
b
Security or partial position of this security was on loan as of
December 31, 2025. The total market value of securities on loan as of December 31, 2025 was $18,550,541.
c
Rate shown represents an annualized 7-day yield as of December
31, 2025.
d
Institutional Class shares.
e
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments, December 31, 2025
Impax US Sustainable Economy Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.2%
Communication Services 6.2%
Alphabet, Inc. , A ............ 58,475 $ 18,302,675
Alphabet, Inc. , C ............ 33,019 10,361,362
AT&T, Inc. ................. 56,329 1,399,213
Comcast Corp. , A ........... 41,028 1,226,327
a
Pinterest, Inc. , A ............ 41,243 1,067,781
Verizon Communications, Inc. .. 44,601 1,816,599
34,173,957
Consumer Discretionary 6.8%
a
Amazon.com, Inc. ........... 74,668 17,234,868
a
Aptiv plc .................. 53,562 4,075,533
Best Buy Co., Inc. ........... 14,856 994,312
BorgWarner, Inc. ............ 36,776 1,657,127
a
Deckers Outdoor Corp. ....... 9,952 1,031,724
eBay, Inc. ................. 17,490 1,523,379
Home Depot, Inc. (The) ....... 11,724 4,034,228
Lear Corp. ................ 17,264 1,978,454
Lowe's Cos., Inc. ............ 6,286 1,515,932
Macy's, Inc. ................ 127,683 2,815,410
Starbucks Corp. ............ 12,605 1,061,467
37,922,434
Consumer Staples 1.3%
Campbell's Co. (The) ........ 46,337 1,291,412
Clorox Co. (The) ............ 15,372 1,549,959
Colgate-Palmolive Co. ....... 13,200 1,043,064
General Mills, Inc. ........... 49,272 2,291,148
Procter & Gamble Co. (The) ... 8,663 1,241,495
7,417,078
Financials 17.3%
Allstate Corp. (The) .......... 6,378 1,327,581
American Express Co. ....... 3,395 1,255,980
Bank of America Corp. ....... 20,517 1,128,435
Bank of New York Mellon Corp.
(The) ................... 51,797 6,013,114
Blackrock, Inc. ............. 940 1,006,120
Citigroup, Inc. .............. 60,286 7,034,773
CME Group, Inc. ............ 3,947 1,077,847
Fifth Third Bancorp .......... 37,103 1,736,791
Hartford Insurance Group, Inc.
(The) ................... 36,451 5,022,948
JPMorgan Chase & Co. ....... 18,789 6,054,192
Lincoln National Corp. ........ 26,095 1,162,010
LPL Financial Holdings, Inc. ... 9,836 3,513,124
Mastercard, Inc. , A .......... 21,033 12,007,319
MetLife, Inc. ............... 63,211 4,989,876
Moody's Corp. .............. 2,380 1,215,823
PNC Financial Services Group,
Inc. (The) ................ 5,763 1,202,911
Principal Financial Group, Inc. .. 13,450 1,186,425
Progressive Corp. (The) ...... 30,532 6,952,747
Regions Financial Corp. ...... 45,022 1,220,096
S&P Global, Inc. ............ 14,512 7,583,826
State Street Corp. ........... 63,381 8,176,783
Unum Group ............... 13,829 1,071,747
Visa, Inc. , A ................ 35,441 12,429,513
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Wells Fargo & Co. ........... 12,628 $ 1,176,930
95,546,911
Health Care 14.4%
AbbVie, Inc. ............... 5,332 1,218,309
Agilent Technologies, Inc. ..... 7,786 1,059,441
Amgen, Inc. ............... 17,735 5,804,843
Bristol-Myers Squibb Co. ...... 28,686 1,547,323
Cardinal Health, Inc. ......... 5,445 1,118,948
Cencora, Inc. .............. 4,008 1,353,702
a
Edwards Lifesciences Corp. ... 22,632 1,929,378
Elevance Health, Inc. ........ 12,278 4,304,053
Eli Lilly & Co. .............. 10,730 11,531,316
Gilead Sciences, Inc. ........ 74,134 9,099,207
a
IDEXX Laboratories, Inc. ...... 8,646 5,849,278
a
Insulet Corp. ............... 3,258 926,054
Johnson & Johnson ......... 58,137 12,031,452
McKesson Corp. ............ 1,336 1,095,907
Merck & Co., Inc. ........... 72,691 7,651,455
a
Mettler-Toledo International, Inc. 3,242 4,519,964
ResMed, Inc. .............. 3,869 931,926
a
Waters Corp. .............. 4,995 1,897,251
Zoetis, Inc. , A .............. 47,814 6,015,957
79,885,764
Industrials 8.9%
AGCO Corp. ............... 10,003 1,043,513
Broadridge Financial Solutions,
Inc. .................... 6,403 1,428,958
Cummins, Inc. .............. 3,403 1,737,061
Emerson Electric Co. ........ 42,357 5,621,621
ITT, Inc. .................. 6,597 1,144,646
Lennox International, Inc. ..... 8,467 4,111,406
Lincoln Electric Holdings, Inc. .. 5,372 1,287,346
Republic Services, Inc. , A ..... 29,778 6,310,852
Rockwell Automation, Inc. ..... 6,487 2,523,897
Stanley Black & Decker, Inc. ... 14,942 1,109,892
Timken Co. (The) ........... 14,134 1,189,093
Trane Technologies plc ....... 12,842 4,998,106
Union Pacific Corp. .......... 36,625 8,472,095
Veralto Corp. ............... 21,223 2,117,631
Verisk Analytics, Inc. , A ....... 5,160 1,154,240
Waste Management, Inc. ...... 4,819 1,058,783
WESCO International, Inc. .... 5,117 1,251,823
WW Grainger, Inc. ........... 1,167 1,177,561
Xylem, Inc. ................ 11,541 1,571,653
49,310,177
b
Information Technology 37.9%
Accenture plc , A ............ 5,771 1,548,359
a
Adobe, Inc. ................ 12,358 4,325,176
a
Advanced Micro Devices, Inc. .. 52,068 11,150,883
Amphenol Corp. , A .......... 8,531 1,152,879
Analog Devices, Inc. ......... 19,688 5,339,386
Apple, Inc. ................ 117,567 31,961,765
Applied Materials, Inc. ........ 23,996 6,166,732
a
Arista Networks, Inc. ......... 11,930 1,563,188
a
Autodesk, Inc. .............. 12,350 3,655,723
Broadcom, Inc. ............. 65,373 22,625,595

Schedule of Investments
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Information Technology (continued)
a
Cadence Design Systems, Inc. . 5,044 $ 1,576,654
Cisco Systems, Inc. ......... 16,115 1,241,338
a
Fortinet, Inc. ............... 13,327 1,058,297
Gen Digital, Inc. ............ 38,973 1,059,676
Hewlett Packard Enterprise Co. . 70,515 1,693,770
a
Intel Corp. ................. 29,969 1,105,856
Intuit, Inc. ................. 1,767 1,170,496
c
KLA Corp. ................. 1,135 1,379,116
Lam Research Corp. ......... 12,513 2,141,975
Micron Technology, Inc. ....... 23,203 6,622,368
Microsoft Corp. ............. 64,425 31,157,219
Motorola Solutions, Inc. ....... 3,776 1,447,416
NetApp, Inc. ............... 9,895 1,059,656
NVIDIA Corp. .............. 253,721 47,318,967
Oracle Corp. ............... 45,875 8,941,496
a
Palo Alto Networks, Inc. ...... 7,624 1,404,341
QUALCOMM, Inc. ........... 33,751 5,773,109
a
ServiceNow, Inc. ............ 19,665 3,012,481
Texas Instruments, Inc. ....... 8,016 1,390,696
210,044,613
Materials 2.3%
Albemarle Corp. ............ 12,901 1,824,717
a
Axalta Coating Systems Ltd. ... 41,672 1,346,422
CRH plc .................. 13,537 1,689,418
Ecolab, Inc. ................ 11,555 3,033,419
Linde plc .................. 9,353 3,988,026
Sherwin-Williams Co. (The) .... 3,284 1,064,114
12,946,116
Real Estate 2.0%
a
CBRE Group, Inc. , A ......... 8,377 1,346,938
Prologis, Inc. , REIT .......... 36,625 4,675,547
Rayonier, Inc. , REIT ......... 54,754 1,185,424
Regency Centers Corp. , REIT .. 14,896 1,028,271
SBA Communications Corp. , A ,
REIT ................... 5,372 1,039,106
Weyerhaeuser Co. , REIT ..... 67,781 1,605,732
10,881,018
Utilities 2.1%
American Water Works Co., Inc. 50,815 6,631,357
Edison International ......... 61,827 3,710,857
PG&E Corp. ............... 68,888 1,107,030
11,449,244
Total Common Stocks
(Cost $ 369,981,393 ) ..............
549,577,312
Money Market 0.8%
d,e
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.705% . 4,516,689 4,516,689
(Cost $4,516,689)
a a
Shares/
Principal
a
Value
a a a a a
f
Securities Purchased With Cash Collateral From
Securities Lending 0.0%
d,e
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio , 3.741% .......... 126,875 $ 126,875
(Cost $126,875)
a
Total Investments 100 .0%
(Cost $ 374,624,957 ) .............
$554,220,876
f
Payable Upon Return Of Securities
Loaned (0.0) % ...................
(126,875)
f
Other Assets, less Liabilities (0.0) %
(69,863)
Net Assets 100.0% ...............
$554,024,138
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Security or partial position of this security was on loan as of
December 31, 2025. The total market value of securities on loan as of December 31, 2025 was $124,365.
d
Rate shown represents an annualized 7-day yield as of December
31, 2025.
e
Institutional Class shares.
f
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments, December 31, 2025
Impax Global Sustainable Infrastructure Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.7%
Communication Services 11.4%
Elisa OYJ ................. 44,483 $ 1,971,299
KDDI Corp. ................ 115,200 1,993,848
Koninklijke KPN NV ......... 208,886 976,065
Tele2 AB , B ................ 211,320 3,541,004
Vodacom Group Ltd. ......... 305,737 2,608,919
11,091,135
Financials 1.6%
Hannover Rueck SE ......... 4,972 1,547,193
Health Care 2.1%
Chemed Corp. ............. 4,794 2,051,161
a
Industrials 29.3%
AECOM .................. 18,807 1,792,871
Canadian Pacific Kansas City Ltd. 23,582 1,736,156
b
Clean Harbors, Inc. .......... 10,273 2,408,813
Otis Worldwide Corp. ........ 27,748 2,423,788
Schneider Electric SE ........ 6,200 1,696,167
b
Siemens Energy AG ......... 17,258 2,421,100
Tetra Tech, Inc. ............. 55,548 1,863,080
Trane Technologies plc ....... 2,880 1,120,896
Union Pacific Corp. .......... 16,009 3,703,202
Waste Connections, Inc. ...... 22,408 3,929,467
Waste Management, Inc. ...... 13,798 3,031,558
Westinghouse Air Brake
Technologies Corp. ........ 11,331 2,418,602
28,545,700
Information Technology 6.7%
Delta Electronics, Inc. ........ 32,000 976,127
Infineon Technologies AG ..... 23,560 1,027,946
Microsoft Corp. ............. 2,999 1,450,376
Taiwan Semiconductor
Manufacturing Co. Ltd. , ADR . 10,227 3,107,883
6,562,332
Materials 2.3%
Linde plc .................. 5,238 2,233,431
Real Estate 12.0%
American Tower Corp. , REIT ... 11,034 1,937,239
Digital Realty Trust, Inc. , REIT .. 21,491 3,324,872
Keppel DC REIT ............ 1,959,656 3,426,753
Welltower, Inc. , REIT ......... 15,970 2,964,192
11,653,056
a
Utilities 33.3%
American Water Works Co., Inc. 27,269 3,558,604
China Longyuan Power Group
Corp. Ltd. , H ............. 1,705,000 1,455,988
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP ,
ADR ................... 84,315 2,010,906
Elia Group SA/NV ........... 20,692 2,662,704
Hydro One Ltd. , Reg S ....... 63,951 2,545,833
Iberdrola SA ............... 180,232 3,902,635
National Grid plc ............ 190,400 2,920,447
NextEra Energy, Inc. ......... 42,030 3,374,168
Northland Power, Inc. ........ 157,822 2,052,474
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
a
Utilities (continued)
Severn Trent plc ............ 54,132 $ 2,032,714
SSE plc .................. 103,611 3,037,659
Veolia Environnement SA ..... 85,228 2,965,721
32,519,853
Total Common Stocks
(Cost $ 83,109,218 ) ...............
96,203,861
Money Market 1.0%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.705% . 1,023,413 1,023,413
(Cost $1,023,413)
a
Total Investments 99 .7%
(Cost $ 84,132,631 ) ..............
$97,227,274
Other Assets, less Liabilities 0 .3%
291,524
Net Assets 100.0% ...............
$97,518,798
a
Broad industry sectors used for financial reporting.
b
Non-income producing security.
c
Rate shown represents an annualized 7-day yield as of December
31, 2025.
d
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments
Impax Global Sustainable Infrastructure Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Belgium ....................
$ 2,662,704
2.7%
Brazil ......................
2,010,905
2.1%
Canada .....................
6,334,462
6.5%
China ......................
1,455,988
1.5%
Finland .....................
1,971,299
2.0%
France .....................
2,965,721
3.0%
Germany ...................
4,996,239
5.1%
Japan ......................
1,993,848
2.1%
Netherlands .................
976,065
1.0%
Singapore ...................
3,426,753
3.5%
South Africa .................
2,608,919
2.7%
Spain ......................
3,902,635
4.0%
Sweden ....................
3,541,004
3.6%
Taiwan .....................
4,084,010
4.2%
United Kingdom ..............
7,990,820
8.2%
United States ................
45,282,489
46.5%
Money Market ................
1,023,413
1.0%
Other assets and liabilities (net)
291,524
0.3%
Total $97,518,798 100.0%

Schedule of Investments, December 31, 2025
Impax Global Opportunities Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.4%
Communication Services 1.4%
KDDI Corp. ................ 104,100 $ 1,801,732
Consumer Discretionary 5.1%
a
Aptiv plc .................. 39,529 3,007,761
eBay, Inc. ................. 39,508 3,441,147
6,448,908
Consumer Staples 3.6%
Jeronimo Martins SGPS SA ... 97,780 2,326,807
Kerry Group plc , A ........... 24,475 2,236,592
4,563,399
Financials 20.3%
Citizens Financial Group, Inc. .. 48,593 2,838,317
Cullen/Frost Bankers, Inc. ..... 28,407 3,597,179
HDFC Bank Ltd. , ADR ........ 71,195 2,601,465
KBC Group NV ............. 30,546 3,978,190
London Stock Exchange Group
plc ..................... 25,651 3,085,521
Marsh & McLennan Cos., Inc. .. 14,965 2,776,307
Mastercard, Inc. , A .......... 7,898 4,508,810
RenaissanceRe Holdings Ltd. .. 8,215 2,309,729
25,695,518
Health Care 16.9%
Alcon AG ................. 31,483 2,491,190
a
Boston Scientific Corp. ....... 52,977 5,051,357
Danaher Corp. ............. 11,049 2,529,337
Haleon plc ................ 498,485 2,519,035
a
Intuitive Surgical, Inc. ........ 6,669 3,777,055
Thermo Fisher Scientific, Inc. .. 5,197 3,011,402
Zoetis, Inc. , A .............. 16,603 2,088,989
21,468,365
Industrials 15.0%
Ashtead Group plc .......... 44,620 3,042,156
Cintas Corp. ............... 17,225 3,239,506
Hubbell, Inc. , B ............. 7,631 3,389,004
Recruit Holdings Co. Ltd. ..... 45,000 2,528,621
Schneider Electric SE ........ 12,468 3,410,936
Xylem, Inc. ................ 25,190 3,430,374
19,040,597
b
Information Technology 32.9%
Applied Materials, Inc. ........ 7,492 1,925,369
a
Cadence Design Systems, Inc. . 9,872 3,085,790
Keyence Corp. ............. 8,150 2,948,059
Marvell Technology, Inc. ...... 21,296 1,809,734
MediaTek, Inc. ............. 71,000 3,223,768
Microsoft Corp. ............. 18,455 8,925,207
NVIDIA Corp. .............. 32,182 6,001,943
a
ServiceNow, Inc. ............ 13,835 2,119,384
Taiwan Semiconductor
Manufacturing Co. Ltd. ...... 125,000 6,144,661
TE Connectivity plc .......... 10,807 2,458,700
a
Tyler Technologies, Inc. ....... 6,584 2,988,807
41,631,422
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials 3.2%
Linde plc .................. 9,393 $ 4,005,081
Total Common Stocks
(Cost $ 95,079,463 ) ...............
124,655,022
Money Market 1.4%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.705% . 1,757,081 1,757,081
(Cost $1,757,081)
a
Total Investments 99 .8%
(Cost $ 96,836,544 ) ..............
$126,412,103
Other Assets, less Liabilities 0 .2%
260,622
Net Assets 100.0% ...............
$126,672,725
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of December
31, 2025.
d
Institutional Class shares.
ADR American Depositary Receipt

Schedule of Investments
Impax Global Opportunities Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Belgium ....................
$ 3,978,190
3.1%
Bermuda ....................
2,309,729
1.8%
India ......................
2,601,465
2.1%
Ireland .....................
2,236,591
1.8%
Japan ......................
7,278,412
5.7%
Portugal ....................
2,326,807
1.8%
Switzerland ..................
2,458,701
1.9%
Taiwan .....................
9,368,429
7.5%
United Kingdom ..............
6,127,677
4.8%
United States ................
85,969,021
67.9%
Money Market ................
1,757,081
1.4%
Other assets and liabilities (net)
260,622
0.2%
Total $126,672,725 100.0%

Schedule of Investments, December 31, 2025
Impax Global Environmental Markets Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a a
Shares/
Principal a Value
a
Common Stocks 98.6%
DIGITAL INFRASTRUCTURE 23.0%
Cloud Computing 8.5%
Microsoft Corp. ............... 198,939 $ 96,210,879
NVIDIA Corp. ................ 242,181 45,166,757
141,377,636
Efficient IT 14.5%
Applied Materials, Inc. .......... 153,118 39,349,795
a
Autodesk, Inc. ................ 63,987 18,940,792
Marvell Technology, Inc. ........ 451,347 38,355,468
MediaTek, Inc. ............... 729,000 33,100,384
a
Synopsys, Inc. ............... 83,284 39,120,160
Taiwan Semiconductor
Manufacturing Co. Ltd. ........ 1,496,000 73,539,299
242,405,898
ENERGY MANAGEMENT & EFFICIENCY 25.5%
Buildings Energy Efficiency 6.0%
A O Smith Corp. .............. 414,784 27,740,754
Carrier Global Corp. ........... 560,762 29,630,664
Sika AG .................... 128,182 26,024,216
Trane Technologies plc ......... 38,822 15,109,522
98,505,156
Industrial Energy Efficiency 12.7%
Air Liquide SA ................ 321,134 60,358,409
Keyence Corp. ............... 68,600 24,814,335
Linde plc .................... 181,529 77,402,150
Spirax Group plc .............. 347,160 31,729,394
Texas Instruments, Inc. ......... 110,822 19,226,509
213,530,797
Smart & Efficient Grids 6.8%
Hubbell, Inc. , B ............... 99,691 44,273,770
a
Itron, Inc. ................... 206,783 19,201,869
Schneider Electric SE .......... 186,893 51,129,301
114,604,940
ENVIRONMENTAL SERVICES & RESOURCES 11.4%
Environmental Testing & Monitoring 8.2%
Agilent Technologies, Inc. ....... 592,205 80,581,334
Veralto Corp. ................. 342,583 34,182,932
a
Waters Corp. ................ 59,077 22,439,217
137,203,483
Finance & Investment 3.2%
RenaissanceRe Holdings Ltd. .... 187,925 52,836,993
INDUSTRIALS 2.0%
Building Products 0.8%
AAON, Inc. .................. 177,171 13,509,289
Electrical Equipment 1.2%
a
Siemens Energy AG ........... 146,106 20,497,003
INFORMATION TECHNOLOGY 1.1%
Semiconductors & Semiconductor Equipment 1.1%
Infineon Technologies AG ....... 434,499 18,957,609
RESOURCE EFFICIENCY & WASTE MANAGEMENT 8.9%
General Waste Management 4.7%
Republic Services, Inc. , A ....... 141,349 29,956,093
a a
Shares/
Principal a Value
a
Common Stocks
(continued)
General Waste Management (continued)
Waste Management, Inc. ........ 221,770 $ 48,725,087
78,681,180
Resource Circularity & Efficiency 4.2%
Ashtead Group plc ............ 499,530 34,057,557
eBay, Inc. ................... 410,342 35,740,788
69,798,345
SUSTAINABLE FOOD & AGRICULTURE 7.5%
Sustainable Agriculture 6.1%
DSM-Firmenich AG ............ 300,663 24,254,444
Kerry Group plc , A ............. 534,264 48,822,492
Zoetis, Inc. , A ................ 230,601 29,014,218
102,091,154
Technology & Logistics 1.4%
GEA Group AG ............... 337,968 22,840,639
TRANSPORT SOLUTIONS 9.2%
Advanced Road Vehicles & Devices 6.1%
Amphenol Corp. , A ............ 309,882 41,877,454
a
Aptiv plc .................... 443,667 33,758,622
TE Connectivity plc ............ 117,315 26,690,336
102,326,412
Railways 3.1%
Union Pacific Corp. ............ 221,154 51,157,343
WATER INFRASTRUCTURE & TECHNOLOGIES 10.0%
Water Distribution & Infrastructure 5.5%
Ferguson Enterprises, Inc. ...... 92,396 20,485,248
IDEX Corp. .................. 161,277 28,697,629
Xylem, Inc. .................. 320,195 43,604,155
92,787,032
Water Treatment 1.4%
Pentair plc .................. 221,310 23,047,223
Water Utilities 3.1%
Veolia Environnement SA ....... 1,454,520 50,613,657
Total Common Stocks
(Cost $ 1,158,563,478 ) .............
1,646,771,789
—
a a a a
Money Market Funds 1.2%
b,c
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.705%
(Cost $ 20,855,540 ) .......... 20,855,540 20,855,540
a
Total Investments 99 .8%
(Cost $ 1,179,419,018 ) .............
$1,667,627,329
Other Assets, less Liabilities 0 .2% ..
3,890,362
Net Assets 100.0% ................
$1,671,517,691
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of December 31,
2025.
c
Institutional Class shares.

Schedule of Investments
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 52,836,993
3.2%
France .....................
110,972,064
6.7%
Germany ...................
62,295,252
3.7%
Ireland .....................
48,822,493
2.9%
Japan ......................
24,814,335
1.5%
Switzerland ..................
76,968,995
4.7%
Taiwan .....................
106,639,683
6.4%
United Kingdom ..............
65,786,950
3.9%
United States ................
1,097,635,024
65.6%
Money Market ................
20,855,540
1.2%
Other assets and liabilities (net)
3,890,362
0.2%
Total $1,671,517,691 100.0%

Schedule of Investments, December 31, 2025
Impax Global Social Leaders Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 96.3%
Communication Services 3.0%
a
Netflix, Inc. ................ 290 $ 27,190
Vodacom Group Ltd. ......... 5,588 47,684
74,874
Consumer Discretionary 16.4%
Autoliv, Inc. ................ 483 57,332
a
Bright Horizons Family Solutions,
Inc. .................... 473 47,962
a
Duolingo, Inc. , A ............ 92 16,146
eBay, Inc. ................. 1,063 92,587
a
MercadoLibre, Inc. .......... 31 62,442
a
On Holding AG , A ........... 1,198 55,683
Trip.com Group Ltd. ......... 1,050 75,287
407,439
Consumer Staples 5.1%
Colgate-Palmolive Co. ....... 555 43,856
Danone SA ................ 920 82,983
126,839
Financials 22.8%
a
Adyen NV , Reg S ........... 39 62,890
AIA Group Ltd. ............. 4,900 50,436
Banco Bilbao Vizcaya Argentaria
SA ..................... 3,408 79,942
HDFC Bank Ltd. , ADR ........ 1,481 54,116
Mastercard, Inc. , A .......... 190 108,467
Pinnacle Financial Partners, Inc. 641 61,158
Progressive Corp. (The) ...... 184 41,901
Prudential plc .............. 3,118 47,964
Voya Financial, Inc. .......... 838 62,423
569,297
Health Care 12.8%
Agilent Technologies, Inc. ..... 471 64,089
Alcon AG ................. 549 43,441
a
Boston Scientific Corp. ....... 437 41,668
Gilead Sciences, Inc. ........ 287 35,226
Haleon plc ................ 11,101 56,098
a
Intuitive Surgical, Inc. ........ 97 54,937
Novo Nordisk A/S , B ......... 487 24,700
320,159
Industrials 7.5%
Experian plc ............... 1,743 78,586
Recruit Holdings Co. Ltd. ..... 1,300 73,049
Wolters Kluwer NV .......... 340 35,216
186,851
Information Technology 23.9%
a
Autodesk, Inc. .............. 167 49,434
Bentley Systems, Inc. , B ...... 1,036 39,539
Halma plc ................. 2,613 124,026
Intuit, Inc. ................. 101 66,904
NVIDIA Corp. .............. 1,044 194,706
a
Palo Alto Networks, Inc. ...... 188 34,629
a
ServiceNow, Inc. ............ 330 50,553
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Information Technology (continued)
a
Tyler Technologies, Inc. ....... 77 $ 34,954
594,745
Real Estate 4.8%
American Tower Corp. , REIT ... 223 39,152
UNITE Group plc (The) , REIT .. 3,609 27,171
Ventas, Inc. , REIT ........... 675 52,232
118,555
Total Common Stocks
(Cost $ 2,040,050 ) ................
2,398,759
Money Market 5.4%
b,c
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.705% . 134,158 134,158
(Cost $134,158)
a
Total Investments 101 .7%
(Cost $ 2,174,208 ) ...............
$2,532,917
Other Assets, less Liabilities ( 1 .7 ) %
(41,363)
Net Assets 100.0% ...............
$2,491,554
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of December
31, 2025.
c
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments
Impax Global Social Leaders Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 62,442
2.5%
China ......................
75,287
3.0%
Denmark ....................
24,700
1.0%
France .....................
82,983
3.3%
Hong Kong ..................
98,400
3.9%
India ......................
54,116
2.2%
Japan ......................
73,049
2.9%
Netherlands .................
98,106
3.9%
South Africa .................
47,684
1.9%
Spain ......................
79,942
3.2%
Sweden ....................
57,332
2.3%
Switzerland ..................
55,683
2.3%
United Kingdom ..............
151,197
6.1%
United States ................
1,437,838
57.8%
Money Market ................
134,158
5.4%
Other assets and liabilities (net)
(41,363)
-1.7%
Total $2,491,554 100.0%

Schedule of Investments, December 31, 2025
Impax Ellevate Global Women’s Leadership Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.9%
Communication Services 8.1%
Alphabet, Inc. , A ............ 39,896 $ 12,487,448
Alphabet, Inc. , C ............ 31,611 9,919,532
Auto Trader Group plc , Reg S .. 183,022 1,443,927
BT Group plc .............. 786,840 1,949,350
Deutsche Telekom AG ........ 157,530 5,127,768
Koninklijke KPN NV ......... 462,788 2,162,477
Orange SA ................ 204,939 3,419,728
Publicis Groupe SA .......... 56,676 5,885,673
Telstra Group Ltd. ........... 666,678 2,163,079
Vodafone Group plc ......... 3,597,703 4,795,773
Walt Disney Co. (The) ........ 68,734 7,819,867
57,174,622
Consumer Discretionary 11.3%
a
Amazon.com, Inc. ........... 77,231 17,826,459
Aristocrat Leisure Ltd. ........ 146,233 5,661,322
Best Buy Co., Inc. ........... 63,749 4,266,720
a
Deckers Outdoor Corp. ....... 20,240 2,098,281
eBay, Inc. ................. 45,852 3,993,709
Hermes International SCA ..... 2,859 7,098,470
Kering SA ................. 18,473 6,455,165
a
Lululemon Athletica, Inc. ...... 27,930 5,804,133
Marriott International, Inc. , A ... 25,390 7,876,994
Starbucks Corp. ............ 76,519 6,443,665
a
Ulta Beauty, Inc. ............ 11,458 6,932,205
Williams-Sonoma, Inc. ....... 33,079 5,907,579
80,364,702
Consumer Staples 6.0%
Coca-Cola Co. (The) ......... 116,891 8,171,850
Diageo plc ................ 140,968 3,037,566
General Mills, Inc. ........... 86,974 4,044,291
JDE Peet's NV ............. 57,388 2,146,191
Jeronimo Martins SGPS SA ... 90,960 2,164,516
L'Oreal SA ................ 5,914 2,538,975
Procter & Gamble Co. (The) ... 55,675 7,978,784
Target Corp. ............... 67,269 6,575,545
Woolworths Group Ltd. ....... 306,947 6,005,419
42,663,137
Financials 20.0%
Allianz SE ................. 7,035 3,252,824
American Express Co. ....... 16,823 6,223,669
Amundi SA , Reg S .......... 26,037 2,151,953
Aviva plc .................. 345,246 3,174,510
AXA SA ................... 59,530 2,856,312
Banco Bilbao Vizcaya Argentaria
SA ..................... 93,007 2,181,686
Bank of New York Mellon Corp.
(The) ................... 57,137 6,633,034
Canadian Imperial Bank of
Commerce ............... 46,782 4,241,073
Citigroup, Inc. .............. 77,689 9,065,529
DNB Bank ASA ............. 225,587 6,285,029
Hang Seng Bank Ltd. ........ 339,900 6,705,403
JPMorgan Chase & Co. ....... 43,557 14,034,937
National Bank of Canada ..... 55,598 6,991,928
NatWest Group plc .......... 300,482 2,635,913
PayPal Holdings, Inc. ........ 42,809 2,499,189
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
PNC Financial Services Group,
Inc. (The) ................ 10,186 $ 2,126,124
Progressive Corp. (The) ...... 9,094 2,070,886
Prudential Financial, Inc. ...... 60,898 6,874,166
Royal Bank of Canada ....... 36,210 6,173,019
Societe Generale SA ......... 64,231 5,170,854
Standard Chartered plc ....... 294,804 7,193,348
State Street Corp. ........... 53,436 6,893,778
Sun Life Financial, Inc. ....... 99,065 6,184,029
UniCredit SpA .............. 76,116 6,304,437
Westpac Banking Corp. ....... 293,344 7,527,655
Willis Towers Watson plc ...... 17,783 5,843,494
141,294,779
Health Care 11.9%
a
Biogen, Inc. ............... 32,124 5,653,503
Bristol-Myers Squibb Co. ...... 115,991 6,256,555
Cardinal Health, Inc. ......... 35,236 7,240,998
Elevance Health, Inc. ........ 15,565 5,456,311
Eli Lilly & Co. .............. 12,824 13,781,696
Gilead Sciences, Inc. ........ 69,002 8,469,306
GSK plc .................. 301,350 7,388,263
a
Insulet Corp. ............... 6,409 1,821,694
Johnson & Johnson ......... 50,260 10,401,307
Koninklijke Philips NV ........ 80,567 2,193,775
Merck & Co., Inc. ........... 35,859 3,774,518
Orion OYJ , B .............. 29,701 2,215,922
Stryker Corp. .............. 5,984 2,103,196
a
Vertex Pharmaceuticals, Inc. ... 4,622 2,095,430
Zoetis, Inc. , A .............. 42,880 5,395,162
84,247,636
Industrials 8.7%
Cie de Saint-Gobain SA ...... 57,263 5,823,184
Cummins, Inc. .............. 13,935 7,113,121
Metso OYJ ................ 388,787 6,764,570
Otis Worldwide Corp. ........ 67,076 5,859,089
Qantas Airways Ltd. ......... 831,541 5,744,856
Schneider Electric SE ........ 29,046 7,946,267
Stantec, Inc. ............... 47,450 4,477,596
Thomson Reuters Corp. ...... 11,861 1,565,249
Veralto Corp. ............... 64,048 6,390,709
Wolters Kluwer NV .......... 37,822 3,917,471
WW Grainger, Inc. ........... 6,224 6,280,327
61,882,439
b
Information Technology 29.0%
Accenture plc , A ............ 24,254 6,507,348
Apple, Inc. ................ 125,581 34,140,451
a
Autodesk, Inc. .............. 23,076 6,830,727
Broadcom, Inc. ............. 55,563 19,230,354
Cisco Systems, Inc. ......... 114,248 8,800,523
Hewlett Packard Enterprise Co. . 270,902 6,507,066
HP, Inc. ................... 215,598 4,803,523
Intuit, Inc. ................. 10,618 7,033,576
Lam Research Corp. ......... 31,667 5,420,757
Microsoft Corp. ............. 65,753 31,799,466
NVIDIA Corp. .............. 240,657 44,882,530
Oracle Corp. ............... 32,145 6,265,382

Schedule of Investments
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Information Technology (continued)
Seagate Technology Holdings plc 24,323 $ 6,698,311
a
ServiceNow, Inc. ............ 12,290 1,882,705
a
Synopsys, Inc. ............. 15,761 7,403,257
a
Twilio, Inc. , A ............... 50,494 7,182,267
205,388,243
Materials 1.4%
Fortescue Ltd. .............. 347,455 5,080,659
Rio Tinto Ltd. .............. 23,010 2,244,756
Yara International ASA ....... 66,154 2,707,155
10,032,570
Utilities 2.5%
American Water Works Co., Inc. 42,173 5,503,577
Edison International ......... 104,675 6,282,593
Iberdrola SA ............... 100,453 2,175,149
National Grid plc ............ 227,516 3,489,750
17,451,069
Total Common Stocks
(Cost $ 486,241,431 ) ..............
700,499,197
Money Market 0.9%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.705% . 6,306,135 6,306,135
(Cost $6,306,135)
a
Total Investments 99 .8%
(Cost $ 492,547,566 ) .............
$706,805,332
Other Assets, less Liabilities 0 .2%
1,308,090
Net Assets 100.0% ...............
$708,113,422
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of December
31, 2025.
d
Institutional Class shares.

Schedule of Investments
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Australia ....................
$ 34,427,747
4.8%
Brazil ......................
2,707,155
0.4%
Canada .....................
29,632,895
4.2%
Finland .....................
8,980,492
1.3%
France .....................
41,400,313
5.8%
Germany ...................
8,380,592
1.2%
Hong Kong ..................
6,705,403
0.9%
Italy .......................
6,304,437
0.9%
Netherlands .................
10,419,914
1.5%
Norway .....................
6,285,029
0.9%
Portugal ....................
2,164,516
0.3%
Spain ......................
4,356,834
0.6%
United Kingdom ..............
27,720,137
3.9%
United States ................
511,013,733
72.2%
Money Market ................
6,306,135
0.9%
Other assets and liabilities (net)
1,308,090
0.2%
Total $708,113,422 100.0%

Schedule of Investments, December 31, 2025
Impax International Sustainable Economy Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 97.9%
Australia 5.8%
ANZ Group Holdings Ltd. ....... 710,845 $ 17,186,534
Aristocrat Leisure Ltd. .......... 362,989 14,052,900
Brambles Ltd. ................ 283,412 4,327,791
Coles Group Ltd. .............. 421,985 6,031,544
Commonwealth Bank of Australia . 59,300 6,329,626
CSL Ltd. .................... 71,200 8,193,802
Goodman Group , REIT ......... 315,181 6,485,848
QBE Insurance Group Ltd. ...... 1,277,155 16,908,824
REA Group Ltd. ............... 47,995 5,850,831
Suncorp Group Ltd. ............ 307,102 3,605,098
Westpac Banking Corp. ......... 124,395 3,192,166
92,164,964
Belgium 1.2%
KBC Group NV ............... 124,419 16,203,836
Syensqo SA ................. 40,011 3,204,810
19,408,646
Denmark 1.6%
Novo Nordisk A/S , B ........... 278,550 14,127,632
a
Orsted A/S , Reg S ............. 317,473 6,060,362
Tryg A/S .................... 228,526 5,976,276
26,164,270
Finland 1.2%
Kone OYJ , B ................. 45,599 3,230,368
Nokia OYJ .................. 632,461 4,077,522
Sampo OYJ , A ............... 1,009,272 12,210,995
19,518,885
France 8.9%
Air Liquide SA ................ 28,062 5,274,364
AXA SA ..................... 580,024 27,830,157
BNP Paribas SA .............. 291,859 27,611,917
Carrefour SA ................. 847,519 14,141,347
Credit Agricole SA ............. 775,499 15,965,879
Danone SA .................. 85,685 7,728,709
Dassault Systemes SE ......... 523,204 14,617,406
Hermes International SCA ....... 2,187 5,429,995
L'Oreal SA .................. 33,837 14,526,765
Pernod Ricard SA ............. 35,113 3,006,598
Unibail-Rodamco-Westfield , REIT . 58,593 6,371,807
142,504,944
Germany 9.5%
Allianz SE ................... 40,741 18,837,713
E.ON SE .................... 171,362 3,244,726
Fresenius SE & Co. KGaA ....... 56,331 3,227,304
GEA Group AG ............... 152,303 10,292,980
Hannover Rueck SE ........... 10,371 3,227,262
Infineon Technologies AG ....... 614,459 26,809,437
Mercedes-Benz Group AG ...... 340,843 23,627,950
Merck KGaA ................. 55,114 7,866,050
Muenchener Rueckversicherungs-
Gesellschaft AG ............. 30,029 19,761,677
Siemens AG ................. 123,532 34,598,422
151,493,521
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Hong Kong 2.1%
AIA Group Ltd. ............... 2,370,400 $ 24,398,749
Hong Kong Exchanges & Clearing
Ltd. ...................... 63,800 3,338,102
MTR Corp. Ltd. ............... 1,405,999 5,384,876
33,121,727
Ireland 0.5%
AIB Group plc ................ 327,295 3,498,898
Bank of Ireland Group plc ....... 205,472 3,929,715
7,428,613
Italy 5.0%
BPER Banca SpA ............. 1,166,363 15,760,456
Enel SpA ................... 845,089 8,786,673
Generali .................... 600,091 25,076,854
Intesa Sanpaolo SpA ........... 3,333,538 23,035,100
a
Telecom Italia SpA ............ 6,005,135 3,607,606
UniCredit SpA ................ 38,085 3,154,455
79,421,144
Japan 22.5%
Ajinomoto Co., Inc. ............ 254,700 5,384,359
Astellas Pharma, Inc. .......... 987,300 13,140,486
Bridgestone Corp. ............. 137,200 3,086,902
Chugai Pharmaceutical Co. Ltd. .. 123,000 6,452,773
Daifuku Co. Ltd. .............. 186,400 5,867,068
Daiichi Sankyo Co. Ltd. ......... 1,090,200 23,149,912
Daiwa House Industry Co. Ltd. ... 93,200 3,095,994
FANUC Corp. ................ 303,900 11,826,498
Fujitsu Ltd. .................. 983,600 27,032,195
Hitachi Ltd. .................. 1,058,000 33,180,543
Kajima Corp. ................. 101,300 3,777,225
Kao Corp. ................... 112,400 4,486,059
KDDI Corp. .................. 1,397,100 24,180,593
Komatsu Ltd. ................ 297,800 9,449,927
Mitsubishi Estate Co. Ltd. ....... 207,600 5,043,667
NEC Corp. .................. 737,700 24,960,454
Nitto Denko Corp. ............. 155,200 3,695,268
Nomura Holdings, Inc. .......... 488,400 4,068,601
Nomura Research Institute Ltd. ... 124,000 4,718,773
Obayashi Corp. ............... 151,500 3,170,579
Panasonic Holdings Corp. ....... 295,500 3,830,874
Recruit Holdings Co. Ltd. ....... 328,400 18,453,315
Sekisui Chemical Co. Ltd. ....... 249,400 4,194,226
SoftBank Corp. ............... 13,537,800 18,586,831
Sompo Holdings, Inc. .......... 182,400 6,191,060
Sony Group Corp. ............. 1,267,400 32,510,063
Sumitomo Electric Industries Ltd. . 177,400 7,145,191
Takeda Pharmaceutical Co. Ltd. .. 109,500 3,401,647
Tokio Marine Holdings, Inc. ...... 137,900 5,097,626
Tokyo Electron Ltd. ............ 143,300 31,916,833
Yokogawa Electric Corp. ........ 250,000 8,017,642
359,113,184
Netherlands 5.0%
ASML Holding NV ............. 48,671 52,443,984
ASR Nederland NV ............ 44,731 3,182,646
ING Groep NV ............... 221,054 6,213,437
Koninklijke Ahold Delhaize NV .... 256,461 10,516,669

Schedule of Investments
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Netherlands (continued)
Wolters Kluwer NV ............ 79,672 $ 8,252,148
80,608,884
Norway 0.3%
Norsk Hydro ASA ............. 599,692 4,629,127
Portugal 1.3%
EDP SA .................... 3,163,419 14,570,041
Jeronimo Martins SGPS SA ..... 266,009 6,330,043
20,900,084
Singapore 1.7%
DBS Group Holdings Ltd. ....... 76,100 3,333,534
United Overseas Bank Ltd. ...... 850,300 23,158,373
26,491,907
Spain 3.9%
Acciona SA .................. 15,008 3,266,331
ACS Actividades de Construccion y
Servicios SA ............... 73,715 7,317,344
Banco Bilbao Vizcaya Argentaria SA 157,398 3,692,119
Banco de Sabadell SA ......... 1,585,175 6,246,937
CaixaBank SA ................ 590,538 7,219,992
Iberdrola SA ................. 1,578,195 34,173,280
61,916,003
Sweden 1.2%
Assa Abloy AB , B ............. 239,914 9,268,083
Skanska AB , B ............... 119,445 3,254,678
SKF AB , B .................. 128,933 3,412,706
Svenska Handelsbanken AB , A ... 226,103 3,275,677
19,211,144
Switzerland 4.8%
ABB Ltd. .................... 392,449 28,930,379
Logitech International SA ....... 134,105 13,614,078
SGS SA .................... 56,908 6,527,788
Sika AG .................... 34,865 7,078,485
Sonova Holding AG ............ 46,911 12,134,317
Zurich Insurance Group AG ...... 12,172 9,210,585
77,495,632
United Kingdom 13.7%
3i Group plc ................. 173,002 7,585,937
AstraZeneca plc .............. 235,683 43,615,342
Auto Trader Group plc , Reg S .... 544,937 4,299,205
Barratt Redrow plc ............ 2,027,020 10,413,185
HSBC Holdings plc ............ 2,798,302 44,033,915
J Sainsbury plc ............... 1,637,389 7,173,135
Legal & General Group plc ...... 1,772,888 6,239,848
National Grid plc .............. 1,115,773 17,114,264
Reckitt Benckiser Group plc ..... 142,835 11,558,115
RELX plc ................... 550,984 22,197,392
Schroders plc ................ 599,632 3,277,868
Segro plc , REIT .............. 345,503 3,347,279
SSE plc .................... 501,656 14,707,508
Tesco plc ................... 2,310,885 13,742,439
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
United Kingdom (continued)
United Utilities Group plc ........ 195,104 $ 3,134,626
Vodafone Group plc ........... 4,581,492 6,107,173
218,547,231
United States 7.7%
Experian plc ................. 168,348 7,590,236
GSK plc .................... 297,858 7,302,649
Holcim AG .................. 138,029 13,437,167
Novartis AG ................. 310,886 42,838,845
Schneider Electric SE .......... 108,982 29,814,779
Swiss Re AG ................. 133,197 22,189,243
123,172,919
Total Common Stocks
(Cost $ 1,165,496,762 ) .............
1,563,312,829
Money Market 1.5%
b,c
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.705% ... 23,537,355 23,537,355
(Cost $23,537,355)
a
Total Investments 99 .4%
(Cost $ 1,189,034,117 ) .............
$1,586,850,184
Other Assets, less Liabilities 0 .6% ..
9,357,425
Net Assets 100.0% ................
$1,596,207,609
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of December
31, 2025.
c
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Summary Of Investments by Sector
Sector Value
Percent of
Net Assets
Communication Services ........
$ 62,632,238
3.9%
Consumer Discretionary ........
100,097,058
6.3%
Consumer Staples ............
104,625,781
6.6%
Financials ...................
461,257,689
28.9%
Health Care .................
185,450,761
11.6%
Industrials ...................
274,319,350
17.2%
Information Technology .........
208,208,325
13.0%
Materials ....................
37,319,221
2.3%
Real Estate ..................
24,344,595
1.5%
Utilities .....................
105,057,811
6.6%
Money Market ................
23,537,355
1.5%
Other assets and liabilities (net)
9,357,425
0.6%
Total $1,596,207,609 100.0%

Schedule of Investments, December 31, 2025
Impax Core Bond Fund
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Shares/
Principal
a
Value
a a a a
BONDS: 97.7%
a
Community Investment Notes 0.0%
a
Financials 0.0%
b
Envest Microfinance Cooperative ,
4.000%, 4/20/26 ........... 250,000 $ 249,275
Total Community Investment Notes
(Cost $250,000) .................
249,275
Corporate Bonds 31.0%
Communication Services 5.3%
Alphabet, Inc. ,
4.700%, 11/15/35 ......... 2,000,000 2,001,273
5.250%, 5/15/55 .......... 2,000,000 1,916,969
AT&T, Inc. ,
5.400%, 2/15/34 .......... 3,750,000 3,889,450
5.375%, 8/15/35 .......... 3,000,000 3,075,375
4.350%, 6/15/45 .......... 3,250,000 2,684,055
4.750%, 5/15/46 .......... 775,000 673,286
Charter Communications
Operating LLC / Charter
Communications Operating
Capital Corp. , 6.384%, 10/23/35 1,400,000 1,446,086
c
Cogent Communications Group
LLC / Cogent Finance, Inc. ,
144A, 7.000%, 6/15/27 ...... 500,000 502,029
Fox Corp. , 6.500%, 10/13/33 ...
4,000,000 4,419,014
c,d
Sirius XM Radio LLC , 144A,
4.125%, 7/01/30 ........... 2,000,000 1,903,475
Sprint Capital Corp. , 8.750%,
3/15/32 ................. 5,000,000 6,050,093
T-Mobile USA, Inc. , 5.300%,
5/15/35 ................. 4,500,000 4,615,774
c,d
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL Capital
LLC , 144A, 4.750%, 4/15/28 . 2,000,000 1,991,374
Verizon Communications, Inc. ,
4.750%, 1/15/33 .......... 2,000,000 1,999,026
5.250%, 4/02/35 .......... 2,500,000 2,541,875
4.812%, 3/15/39 .......... 3,500,000 3,323,979
2.650%, 11/20/40 ......... 600,000 428,803
3.400%, 3/22/41 .......... 600,000 470,391
Walt Disney Co. (The) , 4.750%,
9/15/44 ................. 1,500,000 1,372,746
45,305,073
Consumer Discretionary 2.1%
c
Allison Transmission, Inc. ,
144A, 4.750%, 10/01/27 .... 1,000,000 999,254
144A, 5.875%, 6/01/29 ..... 1,000,000 1,018,348
Amazon.com, Inc. ,
4.350%, 3/20/33 .......... 3,000,000 2,991,101
d
4.650%, 11/20/35 ......... 800,000 797,078
5.450%, 11/20/55 ......... 1,000,000 976,732
American University (The) , 2019 ,
3.672%, 4/01/49 ........... 1,000,000 755,043
Aptiv Swiss Holdings Ltd. ,
5.150%, 9/13/34 ........... 1,300,000 1,312,324
c
Gap, Inc. (The) , 144A, 3.625%,
10/01/29 ................ 1,000,000 949,418
a a
Shares/
Principal
a
Value
a a a a
Consumer Discretionary (continued)
c
Gates Corp. , 144A, 6.875%,
7/01/29 ................. 2,000,000 $ 2,079,460
Lowe's Cos., Inc. ,
4.250%, 3/15/31 .......... 2,250,000 2,241,198
5.750%, 7/01/53 .......... 750,000 743,070
Massachusetts Institute of
Technology , 3.067%, 4/01/52 . 700,000 465,011
Toyota Motor Corp. , 5.275%,
7/13/26 ................. 500,000 503,186
c
William Carter Co. (The) , 144A,
7.375%, 2/15/31 ........... 2,000,000 2,070,304
17,901,527
Consumer Staples 1.2%
c
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 4.625%, 1/15/27 ..... 1,000,000 999,962
144A, 5.500%, 3/31/31 ..... 393,000 397,635
Church & Dwight Co., Inc. ,
3.950%, 8/01/47 ........... 1,500,000 1,200,600
c
Energizer Holdings, Inc. , 144A,
6.000%, 9/15/33 ........... 1,000,000 960,454
Haleon US Capital LLC , 3.625%,
3/24/32 ................. 2,250,000 2,143,612
Kraft Heinz Foods Co. , 5.200%,
7/15/45 ................. 2,000,000 1,835,322
Kroger Co. (The) , 5.500%,
9/15/54 ................. 2,000,000 1,906,645
Walmart, Inc. , 4.500%, 9/09/52 .
1,000,000 885,078
10,329,308
Financials 9.0%
c
200 Park Funding Trust , 144A,
5.740%, 2/15/55 ........... 1,000,000 996,745
ACE Capital Trust II , 9.700%,
4/01/30 ................. 500,000 599,687
Aon North America, Inc. , 5.450%,
3/01/34 ................. 2,000,000 2,079,097
Assured Guaranty US Holdings,
Inc. ,
6.125%, 9/15/28 .......... 750,000 788,722
3.150%, 6/15/31 .......... 1,000,000 944,517
c
Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance, Inc. (The) , 144A,
7.125%, 5/15/31 ........... 2,000,000 2,073,655
Bank of America Corp. ,
5.872% to 9/14/33, FRN
thereafter, 9/15/34 ......... 6,000,000 6,405,170
5.468% to 1/22/34, FRN
thereafter, 1/23/35 ......... 2,000,000 2,084,116
5.875%, 2/07/42 .......... 2,500,000 2,659,902
Bank of Montreal , 4.64% to
9/09/29, FRN thereafter , 9/10/30 2,000,000 2,026,488
Barclays plc , Junior Sub. Bond ,
7.625% to 9/14/35, FRN
thereafter , Perpetual ....... 2,000,000 2,142,204

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
c
Block, Inc. , 144A, 5.625%,
8/15/30 ................. 393,000 $ 401,195
BlueHub Loan Fund, Inc. , 2020 ,
2.890%, 1/01/27 ........... 1,000,000 974,537
Chubb INA Holdings LLC ,
4.900%, 8/15/35 .......... 1,000,000 1,004,768
4.350%, 11/03/45 ......... 250,000 218,474
Citigroup, Inc. , 2.572% to 6/02/30,
FRN thereafter , 6/03/31 ..... 2,000,000 1,853,828
Citizens Financial Group, Inc. ,
5.841% to 1/22/29, FRN
thereafter, 1/23/30 ......... 2,000,000 2,086,406
5.253% to 3/04/30, FRN
thereafter, 3/05/31 ......... 2,500,000 2,569,672
c
Corebridge Global Funding , 144A,
4.250%, 8/21/28 ........... 399,000 400,254
Goldman Sachs Group, Inc. (The) ,
4.692% to 10/22/29, FRN
thereafter, 10/23/30 ........ 1,000,000 1,013,924
4.939% to 10/20/35, FRN
thereafter, 10/21/36 ........ 2,000,000 1,986,206
c
HAT Holdings I LLC / HAT
Holdings II LLC , 144A, 8.000%,
6/15/27 ................. 405,000 420,618
JPMorgan Chase & Co. ,
5.581% to 4/21/29, FRN
thereafter, 4/22/30 ......... 2,000,000 2,087,088
4.603% to 10/21/29, FRN
thereafter, 10/22/30 ........ 500,000 507,140
5.766% to 4/21/34, FRN
thereafter, 4/22/35 ......... 2,500,000 2,665,479
5.294% to 7/21/34, FRN
thereafter, 7/22/35 ......... 3,000,000 3,096,107
Sub. Bond, 5.576% to 7/22/35,
FRN thereafter, 7/23/36 ..... 1,000,000 1,034,831
M&T Bank Corp. , 6.082% to
3/12/31, FRN thereafter , 3/13/32 2,000,000 2,125,495
MetLife, Inc. , 4.875%, 11/13/43 .
1,000,000 934,541
Morgan Stanley ,
5.424% to 7/20/33, FRN
thereafter, 7/21/34 ......... 5,000,000 5,203,285
5.664% to 4/16/35, FRN
thereafter, 4/17/36 ......... 500,000 525,148
Morgan Stanley Bank NA , 4.968%
to 7/13/27, FRN thereafter ,
7/14/28 ................. 1,000,000 1,014,197
Nasdaq, Inc. , 5.350%, 6/28/28 .
1,319,000 1,361,566
NatWest Group plc , 4.964% to
8/14/29, FRN thereafter , 8/15/30 1,000,000 1,020,968
OneMain Finance Corp. , 3.500%,
1/15/27 ................. 2,000,000 1,981,840
PNC Financial Services Group,
Inc. (The) , 5.575% to 1/28/35,
FRN thereafter , 1/29/36 ..... 2,600,000 2,712,415
Principal Financial Group, Inc. ,
5.375%, 3/15/33 ........... 1,000,000 1,047,227
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
Prudential Financial, Inc. ,
5.800%, 11/16/41 ......... 1,000,000 $ 1,016,161
Junior Sub. Bond, 4.5% to
9/14/27, FRN thereafter,
9/15/47 ................. 1,000,000 990,662
c
Ryan Specialty LLC , 144A,
5.875%, 8/01/32 ........... 1,000,000 1,022,408
Travelers Cos., Inc. (The) ,
5.450%, 5/25/53 .......... 1,000,000 986,109
5.700%, 7/24/55 .......... 250,000 255,522
Unum Group , 6.000%, 6/15/54 .
1,000,000 992,898
Wells Fargo & Co. , 5.499% to
1/22/34, FRN thereafter , 1/23/35 6,250,000 6,524,666
c
WLB Asset VI Pte . Ltd. , 144A,
7.250%, 12/21/27 .......... 987,888 1,032,081
c
WLB Asset VII Pte. Ltd. , 144A,
5.880%, 7/30/29 ........... 1,000,000 1,004,852
76,872,871
Health Care 2.6%
AbbVie, Inc. ,
5.050%, 3/15/34 .......... 1,000,000 1,028,022
4.250%, 11/21/49 ......... 500,000 412,098
5.400%, 3/15/54 .......... 500,000 486,521
Agilent Technologies, Inc. ,
4.750%, 9/09/34 ........... 1,000,000 998,641
Amgen, Inc. ,
4.200%, 3/01/33 .......... 500,000 488,947
6.400%, 2/01/39 .......... 2,000,000 2,217,273
c
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 2,000,000 1,990,693
CVS Health Corp. ,
5.125%, 2/21/30 .......... 2,000,000 2,055,341
4.780%, 3/25/38 .......... 1,000,000 944,339
Elevance Health, Inc. ,
4.000%, 9/15/28 .......... 1,000,000 998,883
5.375%, 6/15/34 .......... 1,000,000 1,033,756
5.650%, 6/15/54 .......... 1,000,000 977,331
HCA, Inc. ,
5.500%, 3/01/32 .......... 1,500,000 1,563,755
4.600%, 11/15/32 ......... 750,000 743,425
7.500%, 11/06/33 ......... 1,000,000 1,152,898
c
IQVIA, Inc. , 144A, 5.000%,
10/15/26 ................ 1,000,000 999,966
Kaiser Foundation Hospitals ,
2021 , 2.810%, 6/01/41 ...... 1,000,000 743,964
Laboratory Corp. of America
Holdings , 4.350%, 4/01/30 ... 1,500,000 1,502,785
c
Roche Holdings, Inc. , 144A,
4.075%, 12/02/30 .......... 1,000,000 997,805
Seattle Children's Hospital , 2021 ,
1.208%, 10/01/27 .......... 1,000,000 951,056
22,287,499
Industrials 2.7%
AGCO Corp. , 5.450%, 3/21/27 .
2,000,000 2,028,091

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Shares/
Principal
a
Value
a a a a
Industrials (continued)
American Museum of Natural
History (The) , 2021 , 3.121%,
7/15/52 ................. 750,000 $ 504,795
Burlington Northern Santa Fe
LLC ,
5.500%, 3/15/55 .......... 250,000 246,821
5.550%, 3/15/56 .......... 750,000 739,862
California Endowment (The) ,
2021 , 2.498%, 4/01/51 ...... 1,000,000 593,023
Capital Impact Partners , 4.800%,
3/15/26 ................. 500,000 501,008
Carrier Global Corp. , 3.377%,
4/05/40 ................. 1,000,000 808,972
c
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 2,000,000 2,062,008
CNH Industrial Capital LLC ,
5.100%, 4/20/29 ........... 1,500,000 1,533,343
Deere & Co. , 5.450%, 1/16/35 ..
1,000,000 1,055,110
c
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 2,000,000 2,058,934
Howmet Aerospace, Inc. ,
4.550%, 11/15/32 ......... 1,000,000 1,004,799
5.950%, 2/01/37 .......... 1,500,000 1,623,469
Local Initiatives Support Corp. ,
4.600%, 7/15/26 ........... 500,000 501,805
Nature Conservancy (The) ,
A, 1.861%, 7/01/33 ........ 266,000 214,420
A, 3.957%, 3/01/52 ........ 750,000 586,322
nVent Finance SARL , 2.750%,
11/15/31 ................ 1,000,000 902,721
Pentair Finance SARL , 5.900%,
7/15/32 ................. 1,705,000 1,810,093
Republic Services, Inc. , 6.200%,
3/01/40 ................. 1,500,000 1,659,364
Uber Technologies, Inc. , 4.800%,
9/15/34 ................. 2,000,000 2,000,771
c
WK Kellogg Foundation Trust ,
144A, 2.443%, 10/01/50 ..... 1,000,000 600,813
23,036,544
Information Technology 1.8%
Apple, Inc. ,
4.750%, 5/12/35 .......... 2,000,000 2,050,238
2.650%, 2/08/51 .......... 3,000,000 1,858,018
Cisco Systems, Inc. , 5.900%,
2/15/39 ................. 3,500,000 3,767,049
Hewlett Packard Enterprise Co. ,
4.400%, 10/15/30 .......... 2,500,000 2,493,098
c
Open Text Corp. , 144A, 6.900%,
12/01/27 ................ 2,000,000 2,082,141
c
Seagate Data Storage Technology
Pte. Ltd. , 144A, 5.875%,
7/15/30 ................. 2,000,000 2,064,232
d
Twilio, Inc. , 3.875%, 3/15/31 ... 1,000,000 956,338
15,271,114
a a
Shares/
Principal
a
Value
a a a a
Materials 0.5%
Steel Dynamics, Inc. ,
5.250%, 5/15/35 .......... 1,500,000 $ 1,534,891
5.750%, 5/15/55 .......... 500,000 498,493
Vulcan Materials Co. , 5.350%,
12/01/34 ................ 2,000,000 2,074,020
4,107,404
Real Estate 1.1%
Brixmor Operating Partnership LP ,
5.200%, 4/01/32 ........... 1,500,000 1,536,950
Century Housing Corp. ,
4.500%, 2/15/26 .......... 1,000,000 999,981
4.650%, 3/15/26 .......... 500,000 500,511
4.150%, 12/15/28 ......... 500,000 500,135
Equinix Europe 2 Financing Corp.
LLC , 4.600%, 11/15/30 ...... 875,000 877,841
Kimco Realty OP LLC , 4.850%,
3/01/35 ................. 2,750,000 2,739,240
Welltower OP LLC , 6.500%,
3/15/41 ................. 2,549,000 2,848,313
10,002,971
Utilities 4.7%
AES Corp. (The) , 5.450%, 6/01/28
1,000,000 1,023,531
Ameren Corp. , 5.375%, 3/15/35
1,000,000 1,028,171
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to
3/14/31, FRN thereafter , 3/15/56 1,000,000 993,205
American Water Capital Corp. ,
5.250%, 3/01/35 ........... 2,500,000 2,578,606
Consolidated Edison Co. of New
York, Inc. , 5.125%, 3/15/35 .. 2,000,000 2,045,854
DTE Electric Co. , 5.250%, 5/15/35
1,500,000 1,542,534
DTE Energy Co. ,
4.875%, 6/01/28 .......... 750,000 763,733
5.050%, 10/01/35 ......... 1,000,000 1,001,182
Essential Utilities, Inc. , 5.250%,
8/15/35 ................. 2,750,000 2,809,888
Florida Power & Light Co. ,
5.600%, 6/15/54 ........... 1,000,000 1,005,366
MidAmerican Energy Co. ,
3.650%, 4/15/29 ........... 1,000,000 988,584
c
Niagara Mohawk Power Corp. ,
144A, 4.647%, 10/03/30 ..... 2,000,000 2,015,531
NiSource, Inc. ,
5.350%, 7/15/35 .......... 2,000,000 2,045,651
Junior Sub. Bond, 6.375%
to 3/30/35, FRN thereafter,
3/31/55 ................. 1,000,000 1,036,228
Northern States Power Co. ,
5.400%, 3/15/54 ........... 2,000,000 1,948,476
NSTAR Electric Co. ,
4.850%, 3/01/30 .......... 1,000,000 1,021,662
5.200%, 3/01/35 .......... 2,000,000 2,044,095
PG&E Energy Recovery Funding
LLC , A-3 , 2.822%, 7/15/46 ... 750,000 548,741

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Shares/
Principal
a
Value
a a a a
Utilities (continued)
PG&E Recovery Funding LLC ,
A-2, 5.256%, 1/15/38 ...... 1,000,000 $ 1,027,432
A-3, 5.536%, 7/15/47 ...... 2,625,000 2,643,416
PPL Electric Utilities Corp. ,
5.550%, 8/15/55 ........... 750,000 749,026
SCE Recovery Funding LLC ,
5.541%, 9/15/50 .......... 750,000 743,166
A-1, 4.697%, 6/15/40 ...... 1,978,585 1,972,382
A-2, 2.943%, 11/15/42 ...... 1,450,000 1,226,164
A-2, 5.112%, 12/15/47 ...... 880,000 832,544
Southern Power Co. , A , 4.250%,
10/01/30 ................ 1,000,000 997,818
Southwestern Public Service Co. ,
6.000%, 6/01/54 ........... 1,000,000 1,026,122
Union Electric Co. ,
5.250%, 4/15/35 .......... 1,000,000 1,032,226
5.125%, 3/15/55 .......... 1,500,000 1,377,431
40,068,765
Total Corporate Bonds
(Cost $265,070,018) ..............
265,183,076
Foreign Government and Agency Securities 1.5%
c
Caisse d'Amortissement de la
Dette Sociale , 144A, 1.375%,
1/20/31 ................. 3,000,000 2,640,529
c
Kommunalbanken A/S ,
144A, 1.125%, 10/26/26 ..... 1,500,000 1,469,305
144A, 1.125%, 6/14/30 ...... 1,000,000 891,184
144A, 4.125%, 8/29/30 ...... 1,000,000 1,013,951
e
144A, FRN, 4.104%, (SOFR
Index + 0.410%), 4/09/29 .... 1,000,000 1,002,449
c
Kommuninvest I Sverige AB ,
144A, 4.000%, 11/29/28 ..... 1,000,000 1,010,438
Kreditanstalt fuer Wiederaufbau ,
4.625%, 3/18/30 ........... 3,000,000 3,109,799
3.750%, 7/15/30 ........... 600,000 601,802
c
Ontario Teachers' Finance Trust ,
144A, 1.250%, 9/27/30 ...... 1,000,000 886,009
Total Foreign Government and
Agency Securities
(Cost $12,892,457) ...............
12,625,466
U.S. Government and Agency Securities 21.5%
FFCB Funding Corp. ,
1.000%, 10/07/26 .......... 3,000,000 2,943,429
4.410%, 1/28/27 ........... 2,000,000 1,998,107
1.850%, 3/28/30 ........... 1,095,000 1,006,871
2.020%, 4/01/31 ........... 780,000 710,894
1.880%, 6/16/31 ........... 1,220,000 1,096,411
2.500%, 4/14/36 ........... 3,000,000 2,497,927
FHLB ,
0.520%, 2/12/26 ........... 500,000 498,124
2.000%, 3/25/30 ........... 1,666,667 1,552,078
U.S. Treasury Bonds ,
4.875%, 8/15/45 ........... 35,000,000 35,350,000
a a
Shares/
Principal
a
Value
a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
Index Linked, 1.000%, 2/15/48 1,000,000 $ 965,617
1.875%, 11/15/51 .......... 17,000,000 9,402,461
4.625%, 11/15/55 .......... 21,000,000 20,235,469
U.S. Treasury Notes ,
3.375%, 11/30/27 .......... 23,000,000 22,957,324
3.500%, 10/15/28 .......... 38,000,000 37,965,859
3.625%, 10/31/30 .......... 30,000,000 29,878,125
3.750%, 10/31/32 .......... 9,000,000 8,901,563
4.000%, 11/15/35 .......... 3,000,000 2,957,109
United States International
Development Finance Corp. ,
3.520%, 9/20/32 ........... 964,286 943,466
e
FRN, 4.000%, (3-month U.S.
Treasury Bill Rate), 9/15/26 .. 250,000 250,000
1.650%, 4/15/28 ........... 500,000 481,248
1.440%, 4/15/28 ........... 1,000,000 958,988
3.130%, 4/15/28 ........... 1,000,000 984,437
Total U.S. Government and Agency
Securities
(Cost $185,517,543) ..............
184,535,507
Asset-Backed Securities 5.9%
Financials 5.9%
c,e
AGL CLO 23 Ltd. , 2022-23A , A1R ,
144A, FRN , 5.034%, ( 3-month
SOFR + 1.150% ), 4/20/38 . ... 2,600,000 2,592,067
c
Aqua Finance Issuer Trust , 2025-
B , A , 144A, 4.790%, 5/17/51 . . 1,692,843 1,706,020
c
CCG Receivables Trust , 2025-2 ,
D , 144A, 5.080%, 8/15/34 . ... 1,000,000 1,004,012
c,e
CIFC Funding Ltd. , 2019-5A ,
A1R2 , 144A, FRN , 5.359%,
( 3-month SOFR + 1.270% ),
10/15/38 . ................ 2,360,000 2,362,417
c
College Ave Student Loans LLC ,
2024-B , A1A , 144A, 5.690%,
8/25/54 . ................. 2,078,704 2,139,776
c
Compass Datacenters Issuer
II LLC , 2025-2A , A1 , 144A,
4.926%, 11/25/50 . ......... 1,778,000 1,777,086
c
Dell Equipment Finance Trust ,
2025-1, D, 144A, 5.640%,
8/22/31 ................. 2,555,000 2,608,788
2025-2, D, 144A, 4.830%,
3/22/32 ................. 500,000 501,615
c,e
Elmwood CLO IX Ltd. , 2021-
2A , AR , 144A, FRN , 5.024%,
( 3-month SOFR + 1.140% ),
4/20/38 . ................. 2,000,000 1,997,940
c
Foundation Finance Trust ,
2023-1A, A, 144A, 5.670%,
12/15/43 ................ 1,259,338 1,291,986
2023-2A, A, 144A, 6.530%,
6/15/49 ................. 433,409 452,638
2023-2A, C, 144A, 7.310%,
6/15/49 ................. 1,152,079 1,202,463

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
c
Foundation Finance Trust,
(continued)
2025-2A, A, 144A, 4.670%,
4/15/52 ................. 1,252,199 $ 1,259,867
c
Frontier Issuer LLC ,
2023-1, A2, 144A, 6.600%,
8/20/53 ................. 1,000,000 1,009,472
2023-1, B, 144A, 8.300%,
8/20/53 ................. 1,750,000 1,780,856
2024-1, A2, 144A, 6.190%,
6/20/54 ................. 1,890,000 1,951,079
c
GreenSky Home Improvement
Issuer Trust , 2025-3A , C , 144A,
4.860%, 12/27/60 . ......... 2,500,000 2,507,092
c
HPEFS Equipment Trust , 2025-
2A , D , 144A, 4.770%, 5/20/33 . 1,000,000 1,000,383
c
MetroNet Infrastructure Issuer
LLC ,
2025-2A, A2, 144A, 5.400%,
8/20/55 ................. 2,250,000 2,284,878
2025-2A, B, 144A, 5.590%,
8/20/55 ................. 1,000,000 1,009,293
2025-4A, A2, 144A, 5.163%,
12/20/55 ................ 1,000,000 1,004,178
c
Mill City Solar Loan Ltd. , 2019-
2GS , A , 144A, 3.690%, 7/20/43 . 364,891 333,350
c
Mosaic Solar Loan Trust ,
2017-1A, A, 144A, 4.450%,
6/20/42 ................. 230,364 226,723
2017-2A, A, 144A, 3.820%,
6/22/43 ................. 308,266 291,977
2018-1A, A, 144A, 4.010%,
6/22/43 ................. 832,727 786,674
2019-1A, A, 144A, 4.370%,
12/21/43 ................ 370,172 350,722
2019-2A, A, 144A, 2.880%,
9/20/40 ................. 282,461 251,879
2020-1A, A, 144A, 2.100%,
4/20/46 ................. 279,019 247,560
2020-2A, A, 144A, 1.440%,
8/20/46 ................. 574,628 488,570
2020-2A, C, 144A, 3.000%,
8/20/46 ................. 370,645 331,669
2021-1A, A, 144A, 1.510%,
12/20/46 ................ 561,940 472,685
c,e
OCP CLO Ltd. , 2021-21A , AR ,
144A, FRN , 5.064%, ( 3-month
SOFR + 1.180% ), 1/20/38 . ... 1,000,000 994,103
c
PACEWell 5 Trust , 2021-1 , A ,
144A, 2.628%, 10/10/59 . .... 772,893 631,064
c,e
Palmer Square CLO Ltd. , 2021-
4A , A1R , 144A, FRN , 5.225%,
( 3-month SOFR + 1.320% ),
7/15/38 . ................. 2,500,000 2,503,805
SBA Small Business Investment
Cos. ,
2023-10A, 1, 5.168%, 3/10/33 854,938 873,621
2023-10B, 1, 5.688%, 9/10/33 950,941 978,987
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
SBA Small Business Investment
Cos., (continued)
2025-10A, 1, 4.963%, 3/10/35 1,500,000 $ 1,523,491
c
SoFi Professional Loan Program
LLC , 2018-B , BFX , 144A,
3.830%, 8/25/47 . .......... 489,506 477,536
c
Sunrun Athena Issuer LLC , 2018-
1 , A , 144A, 5.310%, 4/30/49 . . 758,088 739,383
c
Sunrun Atlas Issuer LLC , 2019-2 ,
A , 144A, 3.610%, 2/01/55 . ... 1,613,906 1,557,432
c
Tesla Auto Lease Trust , 2023-B ,
B , 144A, 6.570%, 8/20/27 . ... 1,400,000 1,403,680
c
Tricon American Homes Trust ,
2020-SFR2 , A , 144A, 1.482%,
11/17/39 . ................ 1,171,809 1,118,073
c
Vivint Solar Financing V LLC ,
2018-1A , A , 144A, 4.730%,
4/30/48 . ................. 801,844 775,058
50,801,948
a a a a a
Total Asset-Backed Securities
(Cost $51,030,296) ...............
50,801,948
Mortgage-Backed Securities 31.2%
Commercial Mortgage-Backed Securities 4.0%
c,e
Durst Commercial Mortgage
Trust, 2025-151, D, 144A, FRN,
6.791%, 8/10/42 ........... 2,750,000 2,847,134
e
FHLMC, Multi-class Certificates,
2024-P016, A2, FRN, 4.769%,
9/25/33 ................. 2,000,000 2,021,690
FHLMC, Multi-family Structured
Pass-Through Certificates ,
KG01, A10, 2.939%, 4/25/29 . 3,000,000 2,902,770
KG02, A2, 2.412%, 8/25/29 .. 2,000,000 1,899,885
KG04, A2, 1.487%, 11/25/30 . 2,000,000 1,774,870
e
KG07, A2, FRN, 3.123%,
8/25/32 ................. 1,750,000 1,640,114
e
KSG4, A2, FRN, 3.400%,
8/25/32 ................. 2,000,000 1,896,749
FNMA, ACES ,
e
2018-M13, A2, FRN, 3.750%,
9/25/30 ................. 1,214,512 1,201,686
e
2019-M1, A2, FRN, 3.560%,
9/25/28 ................. 1,437,436 1,426,402
2019-M9, A2, 2.937%, 6/25/29 1,124,588 1,095,126
e
2021-M1S, A2, FRN, 1.382%,
12/25/30 ................ 2,700,000 2,385,608
e
2023-M1S, A2, FRN, 4.498%,
4/25/33 ................. 2,500,000 2,518,014
GNMA ,
e
2013-101, AF, FRN, 2.832%,
9/16/50 ................. 335,859 330,480
e
2014-164, AN, FRN, 3.113%,
3/16/55 ................. 458,604 415,861

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Commercial Mortgage-Backed Securities (continued)
GNMA, (continued)
2019-H02, JA, 3.500%,
12/20/68 ................ 2,183,788 $ 2,112,352
c,e
MAD Commercial Mortgage Trust,
2025-11MD, B, 144A, FRN,
5.095%, 10/15/42 .......... 2,000,000 2,003,815
c,e
RFR Trust, 2025-SGRM, B, 144A,
FRN, 5.670%, 3/11/41 ...... 2,000,000 2,048,237
c
SLG Office Trust, 2021-OVA, A,
144A, 2.585%, 7/15/41 ...... 1,500,000 1,342,694
c,e
VRTX Trust, 2025-HQ, C, 144A,
FRN, 5.921%, 8/05/42 ...... 2,000,000 2,029,267
33,892,754
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.2%
FHLMC Gold Pool, 20 Year,
3.000%, 3/01/35 ........... 1,876,437 1,797,901
FHLMC Pool, 30 Year, 4.500%,
3/01/49 ................. 2,246,433 2,224,921
FHLMC Pool, 30 Year, 3.000%,
12/01/49 ................ 1,392,795 1,249,102
FHLMC Pool, 30 Year, 2.500%,
7/01/50 ................. 3,142,655 2,687,625
FHLMC Pool, 30 Year, 2.000%,
2/01/51 ................. 2,042,939 1,686,188
FHLMC Pool, 30 Year, 2.500%,
4/01/51 ................. 2,161,881 1,835,171
FHLMC Pool, 30 Year, 4.000%,
8/01/51 ................. 2,338,750 2,235,421
FHLMC Pool, 30 Year, 3.000%,
4/01/52 ................. 3,929,004 3,510,433
FHLMC Pool, 30 Year, 4.000%,
8/01/52 ................. 2,051,536 1,967,312
FHLMC Pool, 30 Year, 5.500%,
9/01/52 ................. 3,128,464 3,197,159
FHLMC Pool, 30 Year, 5.500%,
11/01/52 ................ 2,931,222 3,009,992
FHLMC Pool, 30 Year, 5.500%,
3/01/53 ................. 2,263,145 2,316,554
FHLMC Pool, 30 Year, 4.500%,
4/01/53 ................. 1,558,056 1,527,747
FHLMC Pool, 30 Year, 3.000%,
6/01/53 ................. 2,548,085 2,295,110
FHLMC Pool, 30 Year, 6.000%,
6/01/53 ................. 2,316,813 2,401,818
FHLMC Pool, 30 Year, 6.500%,
6/01/53 ................. 1,425,689 1,502,327
FHLMC Pool, 30 Year, 4.500%,
7/01/53 ................. 2,901,359 2,844,618
FHLMC Pool, 30 Year, 5.000%,
8/01/53 ................. 2,645,030 2,644,957
FHLMC Pool, 30 Year, 5.500%,
1/01/54 ................. 2,582,060 2,627,086
FHLMC Pool, 30 Year, 5.000%,
3/01/54 ................. 2,563,475 2,560,760
FHLMC Pool, 30 Year, 6.000%,
7/01/54 ................. 933,511 965,388
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
(continued)
FHLMC Pool, 30 Year, 5.000%,
10/01/54 ................ 2,776,976 $ 2,793,154
FHLMC Pool, 30 Year, 6.000%,
1/01/55 ................. 3,090,985 3,176,814
53,057,558
Federal National Mortgage Association (FNMA) Fixed Rate
13.4%
FNMA, 15 Year, 2.000%, 3/01/36 1,584,324 1,471,619
FNMA, 20 Year, 3.000%, 10/01/36 2,433,047 2,321,128
FNMA, 20 Year, 2.000%, 11/01/40 1,659,618 1,454,026
FNMA, 20 Year, 2.000%, 12/01/40 1,923,103 1,685,470
FNMA, 20 Year, 2.500%, 12/01/40 1,760,288 1,602,307
FNMA, 20 Year, 3.000%, 1/01/42 1,902,157 1,773,066
FNMA, 30 Year, 3.500%, 7/01/43 2,661,103 2,546,849
FNMA, 30 Year, 3.000%, 11/01/46 2,138,381 1,947,474
FNMA, 30 Year, 2.500%, 2/01/47 2,353,702 2,026,889
FNMA, 30 Year, 3.500%, 9/01/49 3,463,582 3,238,386
FNMA, 30 Year, 3.500%, 1/01/50 1,994,665 1,879,102
FNMA, 30 Year, 2.500%, 8/01/50 1,349,200 1,165,103
FNMA, 30 Year, 2.500%, 9/01/50 6,917,217 5,922,458
FNMA, 30 Year, 2.000%, 10/01/50 2,636,340 2,143,777
FNMA, 30 Year, 1.500%, 11/01/50 1,872,906 1,456,115
FNMA, 30 Year, 2.500%, 11/01/50 1,412,000 1,210,475
FNMA, 30 Year, 2.500%, 12/01/50 1,749,682 1,511,280
FNMA, 30 Year, 1.500%, 1/01/51 3,625,467 2,800,180
FNMA, 30 Year, 2.500%, 1/01/51 1,367,158 1,167,476
FNMA, 30 Year, 2.500%, 5/01/51 1,381,243 1,178,203
FNMA, 30 Year, 2.500%, 7/01/51 6,404,522 5,470,541
FNMA, 30 Year, 2.000%, 9/01/51 2,379,590 1,929,778
FNMA, 30 Year, 2.000%, 10/01/51 2,147,278 1,763,938
FNMA, 30 Year, 2.500%, 11/01/51 2,426,033 2,066,384
FNMA, 30 Year, 2.500%, 2/01/52 2,914,416 2,480,396
FNMA, 30 Year, 3.000%, 4/01/52 5,704,367 5,083,364
FNMA, 30 Year, 3.500%, 4/01/52 5,450,586 5,055,190
FNMA, 30 Year, 3.000%, 6/01/52 2,508,287 2,241,386
FNMA, 30 Year, 3.500%, 6/01/52 3,010,297 2,803,228
FNMA, 30 Year, 3.500%, 7/01/52 3,007,837 2,822,552
FNMA, 30 Year, 4.000%, 7/01/52 5,816,506 5,567,009
FNMA, 30 Year, 4.500%, 7/01/52 2,343,110 2,302,328
FNMA, 30 Year, 4.500%, 8/01/52 2,546,920 2,515,631
FNMA, 30 Year, 5.000%, 9/01/52 2,195,862 2,205,197
FNMA, 30 Year, 4.500%, 10/01/52 2,186,978 2,156,322
FNMA, 30 Year, 3.500%, 4/01/53 2,664,413 2,477,144
FNMA, 30 Year, 5.500%, 5/01/53 5,480,053 5,595,648
FNMA, 30 Year, 4.000%, 6/01/53 2,720,695 2,597,375
FNMA, 30 Year, 4.000%, 7/01/53 2,768,831 2,642,463
FNMA, 30 Year, 4.000%, 2/01/54 3,550,294 3,378,899
FNMA, 30 Year, 6.000%, 2/01/54 2,373,138 2,467,327
FNMA, 30 Year, 5.000%, 11/01/54 3,717,903 3,741,240
FNMA, 30 Year, 4.500%, 12/01/54 2,919,287 2,853,825
FNMA, 30 Year, 6.000%, 8/01/55 2,369,316 2,434,493
115,153,041

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Adjust-
able Rate 0.3%
e
GNMA II, 3.58%, 2/20/74 ...... 2,347,288 $ 2,218,357
Government National Mortgage Association (GNMA) Fixed
Rate 2.3%
GNMA I, 3.020%, 9/15/41 ..... 1,444,382 1,270,771
GNMA II, Single-family, 30 Year,
2.000%, 7/20/52 ........... 2,640,080 2,191,955
GNMA II, Single-family, 30 Year,
2.500%, 7/20/52 ........... 1,437,233 1,242,381
GNMA II, Single-family, 30 Year,
2.500%, 8/20/52 ........... 4,310,347 3,739,055
GNMA II, Single-family, 30 Year,
2.500%, 2/20/53 ........... 3,716,148 3,217,545
GNMA II, Single-family, 30 Year,
2.500%, 4/20/53 ........... 3,034,812 2,626,531
GNMA II, Single-family, 30 Year,
3.000%, 6/20/53 ........... 4,074,611 3,669,150
GNMA II, Single-family, 30 Year,
3.000%, 7/20/53 ........... 2,269,406 2,048,621
20,006,009
Residential Mortgage-Backed Securities 5.0%
c
Angel Oak Mortgage Trust ,
e
2022-2, A1, 144A, FRN,
3.353%, 1/25/67 ........... 1,325,797 1,271,769
2022-5, A1, 144A, 4.500%,
5/25/67 ................. 1,395,420 1,389,443
c
AOMT, Inc., 2024-6, A3, 144A,
4.650%, 11/25/67 .......... 1,705,399 1,691,640
c,e
FARM Mortgage Trust ,
2024-1, A, 144A, FRN, 4.684%,
10/01/53 ................ 1,696,663 1,656,906
2024-2, A, 144A, FRN, 5.184%,
8/01/54 ................. 1,351,450 1,342,372
2025-1, A, 144A, FRN, 5.220%,
8/01/55 ................. 1,012,799 999,823
2025-2, A, 144A, FRN, 5.290%,
9/25/54 ................. 2,000,000 1,999,782
c,e
FHLMC STACR REMIC Trust ,
2020-HQA2, M2, 144A, FRN,
7.089%, (30-day SOFR Average
+ 3.214%), 3/25/50 ........ 565,685 578,139
2024-DNA1, A1, 144A, FRN,
5.224%, (30-day SOFR Average
+ 1.350%), 2/25/44 ........ 1,174,295 1,177,818
2024-DNA2, M1, 144A, FRN,
5.074%, (30-day SOFR Average
+ 1.200%), 5/25/44 ........ 975,497 977,182
2025-DNA1, A1, 144A, FRN,
4.824%, (30-day SOFR Average
+ 0.950%), 1/25/45 ........ 770,000 770,407
c,e
Flagstar Mortgage Trust ,
2021-5INV, A5, 144A, FRN,
2.500%, 7/25/51 ........... 571,509 517,813
2021-6INV, A6, 144A, FRN,
2.500%, 8/25/51 ........... 1,184,797 1,071,526
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
c,e
FNMA Connecticut Avenue
Securities Trust ,
2021-R01, 1B1, 144A, FRN,
6.974%, (30-day SOFR Average
+ 3.100%), 10/25/41 ........ 1,249,000 $ 1,269,537
2023-R01, 1M1, 144A, FRN,
6.274%, (30-day SOFR Average
+ 2.400%), 12/25/42 ........ 897,970 916,228
2023-R06, 1M1, 144A, FRN,
5.574%, (30-day SOFR Average
+ 1.700%), 7/25/43 ........ 558,261 560,576
2025-R02, 1A1, 144A, FRN,
4.874%, (30-day SOFR Average
+ 1.000%), 2/25/45 ........ 1,055,375 1,057,446
c,e
J.P. Morgan Mortgage Trust ,
2022-7, B2, 144A, FRN,
3.690%, 12/25/52 .......... 2,736,793 2,403,302
2023-2, B3, 144A, FRN,
5.599%, 7/25/53 ........... 1,415,698 1,354,739
c,e
Mello Mortgage Capital
Acceptance, 2021-INV1, A4,
144A, FRN, 2.500%, 6/25/51 . 649,683 585,461
c,e
New Residential Mortgage Loan
Trust ,
2019-2A, A1, 144A, FRN,
4.250%, 12/25/57 .......... 542,866 535,109
2019-2A, B5A, 144A, FRN,
4.213%, 12/25/57 .......... 2,280,401 2,130,477
2019-5A, A1B, 144A, FRN,
3.500%, 8/25/59 ........... 312,762 297,415
c
OBX Trust ,
e
2025-NQM13, A1, 144A, FRN,
5.441%, 5/25/65 ........... 1,993,325 2,012,167
2025-NQM15, A1, 144A,
5.143%, 7/27/65 ........... 1,880,476 1,890,066
e
2025-NQM20, A1, 144A, FRN,
5.021%, 10/25/65 .......... 976,327 979,747
c,e
PMT Loan Trust ,
2025-CNF1, A2, 144A, FRN,
5.000%, 10/25/56 .......... 2,412,279 2,389,874
2025-INV11, A2, 144A, FRN,
5.500%, 11/25/56 .......... 1,085,696 1,096,137
2025-INV6, A2, 144A, FRN,
6.000%, 6/25/56 ........... 2,173,427 2,214,252
c,e
Sequoia Mortgage Trust ,
2021-4, A4, 144A, FRN,
2.500%, 6/25/51 ........... 1,268,388 1,128,065
2024-2, A19, 144A, FRN,
6.000%, 3/25/54 ........... 1,053,340 1,068,375
2024-3, A19, 144A, FRN,
6.000%, 4/25/54 ........... 1,151,828 1,168,269

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
c
Towd Point Mortgage Trust, 2023-
1, A1, 144A, 3.750%, 1/25/63 . 829,324 $ 807,257
c
Verus Securitization Trust, 2025-8,
A3, 144A, 5.224%, 9/25/70 ... 1,924,047 1,924,955
43,234,074
Total Mortgage-Backed Securities
(Cost $276,907,174) ..............
267,561,793
Municipal Bonds 1.0%
California 0.5%
California Health Facilities
Financing Authority , State of
California Personal Income
Tax , Revenue , 2022 , 4.190%,
6/01/37 ................. 1,750,000 1,673,464
State of California , GO , 7.550%,
4/01/39 ................. 2,000,000 2,429,728
4,103,192
Massachusetts 0.4%
Commonwealth of Massachusetts ,
COVID-19 Recovery
Assessment , Revenue , 2022 A ,
3.881%, 1/15/31 ........... 2,000,000 1,986,868
University of Massachusetts
Building Authority , Revenue ,
2010-2 , 5.450%, 11/01/40 ... 1,225,000 1,255,244
3,242,112
New York 0.1%
City of New York , GO , 2026 E-2 ,
5.392%, 10/01/55 .......... 1,500,000 1,451,533
Total Municipal Bonds
(Cost $9,396,228) ................
8,796,837
Supranational 5.6%
Asian Development Bank ,
4.000%, 1/12/33 ........... 3,000,000 2,997,682
Council of Europe Development
Bank , 3.625%, 5/08/28 ...... 1,000,000 1,001,036
European Investment Bank ,
3.875%, 6/15/28 ........... 1,000,000 1,007,776
1.750%, 3/15/29 ........... 800,000 755,410
4.500%, 3/14/30 ........... 2,000,000 2,060,874
4.625%, 2/12/35 ........... 500,000 517,191
Inter-American Development
Bank ,
0.875%, 4/20/26 ........... 2,000,000 1,982,869
1.500%, 1/13/27 ........... 2,000,000 1,957,035
0.625%, 9/16/27 ........... 600,000 571,206
4.500%, 2/15/30 ........... 4,000,000 4,118,603
4.375%, 7/16/35 ........... 2,000,000 2,024,662
Inter-American Investment Corp. ,
4.250%, 4/01/30 ........... 2,500,000 2,539,638
a a
Shares/
Principal
a
Value
a a a a
Supranational
(continued)
International Bank for
Reconstruction & Development ,
3.125%, 6/15/27 ........... 2,000,000 $ 1,987,879
0.750%, 11/24/27 .......... 1,000,000 949,439
4.625%, 8/01/28 ........... 550,000 564,142
4.625%, 1/15/32 ........... 5,600,000 5,808,885
1.745%, 7/31/33 ........... 3,200,000 3,305,569
2.750%, 5/31/36 ........... 2,000,000 1,664,939
e
FRN, 4.185%, 3/31/28 ...... 4,500,000 4,484,835
e
FRN, 4.049%, (SOFR Index +
0.370%), 2/11/31 .......... 2,000,000 1,997,109
c
International Development
Association ,
144A, 4.375%, 6/11/29 ...... 800,000 818,017
144A, 4.500%, 2/12/35 ...... 1,000,000 1,019,654
International Finance Corp. ,
4.375%, 1/15/27 ........... 1,000,000 1,007,241
4.250%, 7/02/29 ........... 2,000,000 2,040,195
Nordic Investment Bank , 3.750%,
5/09/30 ................. 1,000,000 1,000,544
Total Supranational
(Cost $48,068,769) ...............
48,182,430
Total Long Term Investments
(Cost $849,132,485) ..............
837,936,332
a
Money Market 1.5%
f,g
JPMorgan U.S. Treasury Plus
Money Market Fund, 3.705% . 12,576,776 12,576,776
(Cost $12,576,776)
Securities Purchased With Cash Collateral From
Securities Lending 0.1%
f,g
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio, 3.741% .......... 810,775 810,775
(Cost $810,775)
a
Total Investments 99.3%
(Cost $862,520,036) .............
$851,323,883
Payable Upon Return Of Securities
Loaned (0.1)% ...................
(810,775)
Other Assets, less Liabilities 0.8%
6,784,417
Net Assets 100.0% ...............
$857,297,525
a
Rounds to less than 0.05%.
b
Illiquid security.
c
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
d
Security or partial position of this security was on loan as of
December 31, 2025. The total market value of securities on loan as of December 31, 2025 was $1,891,515.

Schedule of Investments
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
e
Rate shown reflects the accrual rate as of December 31, 2025 on securities with variable or step rates.
f
Rate shown represents an annualized 7-day yield as of December
31, 2025.
g
Institutional Class shares.
ACES Alternative Credit Enhancement Structure
FRN Floating Rate Note
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk

Schedule of Investments, December 31, 2025
Impax High Yield Bond Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Shares/
Principal
a
Value
a a a a a
a
Common Stocks 0.0%
a
Telecommunications 0.0%
b,c,d
Digicel Holdings Bermuda Ltd. . 24,783 $ 421,311
(Cost $44,161)
a
Preferred Stocks 0.0%
a
Telecommunications 0.0%
b,c,d
Digicel Holdings Bermuda Ltd. . 1,328 13,944
(Cost $8,925)
BONDS: 96.9%
a
Community Investment Notes 0.0%
a
Community Investment Notes 0.0%
c
Envest Microfinance Cooperative ,
4.000%, 4/20/26 ........... 250,000 249,275
Total Community Investment Notes
(Cost $ 250,000 ) .................
249,275
Corporate Bonds 93 .1%
Automotive 2.8%
e
Allison Transmission, Inc. , 144A,
5.875%, 6/01/29 ........... 2,000,000 2,036,696
American Axle & Manufacturing,
Inc. ,
5.000%, 10/01/29 ......... 2,000,000 1,927,924
e
144A, 6.375%, 10/15/32 .... 2,000,000 2,037,857
e
144A, 7.750%, 10/15/33 .... 1,000,000 1,019,139
e
Garrett Motion Holdings, Inc.
/ Garrett LX I SARL , 144A,
7.750%, 5/31/32 ........... 2,000,000 2,127,138
e
IHO Verwaltungs GmbH , 144A,
PIK, 6.375%, 5/15/29 ....... 2,000,000 2,024,794
e
Nissan Motor Co. Ltd. , 144A,
7.500%, 7/17/30 ........... 2,000,000 2,100,471
e
ZF North America Capital, Inc. ,
144A, 6.750%, 4/23/30 ...... 2,000,000 1,977,703
15,251,722
Banking 1.0%
Barclays plc , Junior Sub. Bond ,
7.625% to 9/14/35, FRN
thereafter , Perpetual ....... 3,000,000 3,213,306
PNC Financial Services Group,
Inc. (The) , V , Junior Sub. Bond ,
6.2% to 9/14/27, FRN thereafter ,
Perpetual ................ 2,000,000 2,034,428
5,247,734
Basic Industry 7.7%
ATI, Inc. ,
7.250%, 8/15/30 .......... 1,000,000 1,057,067
5.125%, 10/01/31 ......... 1,800,000 1,802,909
e
Brookfield Residential Properties,
Inc. / Brookfield Residential US
LLC , 144A, 4.875%, 2/15/30 . 4,000,000 3,729,316
e
Champion Iron Canada, Inc. ,
144A, 7.875%, 7/15/32 ...... 2,000,000 2,131,420
e
Cleveland-Cliffs, Inc. ,
144A, 7.000%, 3/15/32 ..... 2,000,000 2,052,501
a a
Shares/
Principal
a
Value
a a a a
Basic Industry (continued)
e
Cleveland-Cliffs, Inc., (continued)
144A, 7.375%, 5/01/33 ..... 1,000,000 $ 1,040,903
e
CVR Partners LP / CVR Nitrogen
Finance Corp. , 144A, 6.125%,
6/15/28 ................. 4,300,000 4,326,127
e
K. Hovnanian Enterprises, Inc. ,
144A, 8.375%, 10/01/33 ..... 3,000,000 3,051,178
e
Knife River Corp. , 144A, 7.750%,
5/01/31 ................. 2,675,000 2,813,825
e
Magnera Corp. , 144A, 7.250%,
11/15/31 ................ 3,000,000 2,948,115
e
Maxam Prill SARL , 144A, 7.750%,
7/15/30 ................. 2,000,000 2,077,934
e
Mercer International, Inc. , 144A,
12.875%, 10/01/28 ......... 2,300,000 1,785,877
e
Mineral Resources Ltd. , 144A,
7.000%, 4/01/31 ........... 2,000,000 2,087,408
e
Nickel Industries Ltd. , 144A,
9.000%, 9/30/30 ........... 2,000,000 2,076,136
e
Novelis Corp. , 144A, 4.750%,
1/30/30 ................. 2,300,000 2,223,399
Shea Homes LP / Shea Homes
Funding Corp. , 4.750%, 2/15/28 2,000,000 1,986,960
e
Standard Building Solutions, Inc. ,
144A, 6.500%, 8/15/32 ...... 2,000,000 2,060,492
e
Standard Industries, Inc. , 144A,
4.375%, 7/15/30 ........... 1,875,000 1,810,098
41,061,665
Capital Goods 6.1%
e
ATS Corp. , 144A, 4.125%,
12/15/28 ................ 3,900,000 3,819,866
e
Clydesdale Acquisition Holdings,
Inc. , 144A, 6.750%, 4/15/32 .. 2,000,000 2,057,889
e
Crown Americas LLC , 144A,
5.875%, 6/01/33 ........... 3,500,000 3,582,544
e
Enpro, Inc. , 144A, 6.125%,
6/01/33 ................. 2,775,000 2,870,449
e
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 3,000,000 3,088,401
e
Gates Corp. , 144A, 6.875%,
7/01/29 ................. 2,000,000 2,079,460
e
Graphic Packaging International
LLC ,
144A, 3.750%, 2/01/30 ..... 2,400,000 2,278,421
144A, 6.375%, 7/15/32 ..... 2,000,000 2,039,844
e
Manitowoc Co., Inc. (The) ,
Secured Note , 144A, 9.250%,
10/01/31 ................ 2,000,000 2,150,700
e
Owens-Brockway Glass
Container, Inc. , 144A, 7.375%,
6/01/32 ................. 3,000,000 3,047,289
e
Sealed Air Corp. , 144A, 6.500%,
7/15/32 ................. 3,500,000 3,639,521
e
Terex Corp. , 144A, 6.250%,
10/15/32 ................ 2,000,000 2,053,412
32,707,796
Communication Services 1.9%
e
APLD ComputeCo LLC , 144A,
9.250%, 12/15/30 .......... 2,590,000 2,542,539

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Shares/
Principal
a
Value
a a a a
Communication Services (continued)
e
Cipher Compute LLC , 144A,
7.125%, 11/15/30 .......... 3,000,000 $ 3,059,199
e
Turkcell Iletisim Hizmetleri A/S ,
144A, 7.450%, 1/24/30 ...... 2,000,000 2,107,419
e
WULF Compute LLC , 144A,
7.750%, 10/15/30 .......... 2,500,000 2,577,521
10,286,678
Consumer Discretionary 1.7%
e
Getty Images, Inc. , 144A,
10.500%, 11/15/30 ......... 2,000,000 2,018,046
e
Michaels Cos., Inc. (The) ,
144A, 5.250%, 5/01/28 ..... 2,000,000 1,925,025
144A, 7.875%, 5/01/29 ..... 2,000,000 1,848,912
e
William Carter Co. (The) , 144A,
7.375%, 2/15/31 ........... 3,000,000 3,105,456
8,897,439
Consumer Goods 3.4%
e
BellRing Brands, Inc. , 144A,
7.000%, 3/15/30 ........... 3,000,000 3,103,954
e
Energizer Holdings, Inc. , 144A,
6.000%, 9/15/33 ........... 2,500,000 2,401,136
e
Land O' Lakes, Inc. , Junior Sub.
Bond , 144A, 7.000%, Perpetual 3,685,000 3,288,863
e
Performance Food Group, Inc. ,
144A, 6.125%, 9/15/32 ...... 2,000,000 2,064,316
e
Post Holdings, Inc. ,
144A, 4.500%, 9/15/31 ..... 2,000,000 1,897,824
144A, 6.250%, 2/15/32 ..... 3,000,000 3,086,174
e
Viking Baked Goods Acquisition
Corp. , 144A, 8.625%, 11/01/31 2,500,000 2,514,280
18,356,547
Financial Services 6.4%
e
Azorra Finance Ltd. ,
144A, 7.750%, 4/15/30 ..... 2,500,000 2,649,460
144A, 7.250%, 1/15/31 ..... 2,000,000 2,103,575
Block, Inc. ,
6.500%, 5/15/32 .......... 3,000,000 3,121,545
e
144A, 6.000%, 8/15/33 ..... 1,000,000 1,027,169
Goldman Sachs Group, Inc.
(The) , Junior Sub. Bond , 6.85%
to 2/09/30, FRN thereafter ,
Perpetual ................ 3,000,000 3,131,818
HA Sustainable Infrastructure
Capital, Inc. , 6.375%, 7/01/34 3,500,000 3,566,984
e
HAT Holdings I LLC / HAT
Holdings II LLC , 144A, 8.000%,
6/15/27 ................. 810,000 841,236
OneMain Finance Corp. ,
6.625%, 1/15/28 .......... 1,125,000 1,158,289
7.125%, 11/15/31 ......... 1,000,000 1,044,578
e
Osaic Holdings, Inc. ,
144A, 6.750%, 8/01/32 ..... 1,175,000 1,228,086
144A, 8.000%, 8/01/33 ..... 1,175,000 1,228,441
a a
Shares/
Principal
a
Value
a a a a
Financial Services (continued)
e
Provident Funding Associates LP
/ PFG Finance Corp. , 144A,
9.750%, 9/15/29 ........... 3,000,000 $ 3,166,542
e
Rocket Cos., Inc. ,
144A, 6.125%, 8/01/30 ..... 2,000,000 2,068,508
144A, 6.375%, 8/01/33 ..... 2,500,000 2,609,673
e
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc. ,
144A, 6.750%, 8/15/32 ...... 2,000,000 2,066,174
e
TrueNoord Capital DAC , 144A,
8.750%, 3/01/30 ........... 3,000,000 3,182,307
34,194,385
Financials 1.1%
e
Asurion LLC and Asurion Co-
Issuer, Inc. , 144A, 8.000%,
12/31/32 ................ 2,765,000 2,870,420
e
Jefferies Finance LLC / JFIN
Co-Issuer Corp. , 144A, 5.000%,
8/15/28 ................. 3,000,000 2,890,618
5,761,038
Healthcare 6.4%
e
Acadia Healthcare Co., Inc. ,
144A, 7.375%, 3/15/33 ...... 3,000,000 3,033,762
e
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 5,600,000 5,573,940
CVS Health Corp. ,
6.125%, 9/15/39 .......... 2,500,000 2,596,218
Junior Sub. Bond , 6.75% to
12/09/34, FRN thereafter ,
12/10/54 ................ 3,000,000 3,134,760
Dentsply Sirona, Inc. , Junior Sub.
Bond , 8.375% to 9/11/30, FRN
thereafter , 9/12/55 ......... 4,000,000 3,747,881
e
HAH Group Holding Co. LLC ,
144A, 9.750%, 10/01/31 ..... 3,000,000 2,823,387
e
IQVIA, Inc. ,
144A, 5.000%, 5/15/27 ..... 2,750,000 2,751,297
144A, 6.250%, 6/01/32 ..... 2,250,000 2,353,878
e
Neogen Food Safety Corp. , 144A,
8.625%, 7/20/30 ........... 3,000,000 3,214,522
e
Paradigm Parent LLC and
Paradigm Parent Co-Issuer,
Inc. , 144A, 8.750%, 4/17/32 .. 2,000,000 1,813,720
Tenet Healthcare Corp. ,
5.125%, 11/01/27 ......... 2,000,000 2,011,313
e
144A, 6.000%, 11/15/33 .... 1,000,000 1,030,219
34,084,897
Industrials 1.2%
e
Deluxe Corp. , 144A, 8.000%,
6/01/29 ................. 2,000,000 2,040,814
e
Limak Cimento Sanayi ve Ticaret
A/S , 144A, 9.750%, 7/25/29 .. 2,000,000 2,024,335

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Shares/
Principal
a
Value
a a a a
Industrials (continued)
e
Rand Parent LLC , 144A, 8.500%,
2/15/30 ................. 2,000,000 $ 2,085,116
6,150,265
Insurance 5.1%
e
Alliant Holdings Intermediate LLC
/ Alliant Holdings Co-Issuer ,
144A, 7.000%, 1/15/31 ...... 3,000,000 3,114,496
e
Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance, Inc. (The) , 144A,
7.125%, 5/15/31 ........... 3,500,000 3,628,895
e
Howden UK Refinance plc /
Howden UK Refinance 2 plc /
Howden US Refinance LLC ,
144A, 7.250%, 2/15/31 ...... 3,750,000 3,864,165
e
HUB International Ltd. ,
144A, 7.250%, 6/15/30 ..... 2,900,000 3,046,392
144A, 7.375%, 1/31/32 ..... 1,500,000 1,575,269
e
Liberty Mutual Group, Inc. , 144A,
4.125% to 12/14/26, FRN
thereafter , 12/15/51 ........ 6,000,000 5,917,512
e
Nassau Cos. of New York (The) ,
144A, 7.875%, 7/15/30 ...... 2,108,000 2,013,987
e
Ryan Specialty LLC , 144A,
5.875%, 8/01/32 ........... 4,308,000 4,404,533
27,565,249
Leisure 3.4%
e
Hilton Domestic Operating Co.,
Inc. , 144A, 6.125%, 4/01/32 .. 5,000,000 5,180,565
e
Marriott Ownership Resorts, Inc. ,
144A, 6.500%, 10/01/33 ..... 2,000,000 1,924,281
e
NCL Corp. Ltd. , 144A, 6.750%,
2/01/32 ................. 6,000,000 6,147,224
e
Viking Cruises Ltd. , 144A,
5.875%, 10/15/33 .......... 3,000,000 3,047,859
e
Viking Ocean Cruises Ship VII
Ltd. , 144A, 5.625%, 2/15/29 .. 2,000,000 2,009,984
18,309,913
Media 11.2%
e
AMC Networks, Inc. ,
144A, 10.250%, 1/15/29 .... 2,000,000 2,098,584
144A, 10.500%, 7/15/32 .... 1,000,000 1,105,656
e
Cars.com, Inc. , 144A, 6.375%,
11/01/28 ................ 2,500,000 2,505,030
CCO Holdings LLC / CCO
Holdings Capital Corp. ,
4.500%, 5/01/32 .......... 2,000,000 1,796,364
e
144A, 5.125%, 5/01/27 ..... 2,000,000 1,998,411
e
144A, 5.375%, 6/01/29 ..... 3,275,000 3,240,284
e
144A, 4.750%, 3/01/30 ..... 5,500,000 5,256,177
e
144A, 4.250%, 1/15/34 ..... 3,000,000 2,553,673
e
Cimpress plc , 144A, 7.375%,
9/15/32 ................. 3,000,000 3,063,761
a a
Shares/
Principal
a
Value
a a a a
Media (continued)
e
Deluxe Corp. , 144A, 8.125%,
9/15/29 ................. 2,000,000 $ 2,109,458
e
Directv Financing LLC , 144A,
8.875%, 2/01/30 ........... 1,000,000 1,013,044
e
Directv Financing LLC / Directv
Financing Co-Obligor, Inc. ,
144A, 5.875%, 8/15/27 ..... 820,000 825,273
144A, 10.000%, 2/15/31 .... 4,000,000 4,090,407
e
EW Scripps Co. (The) , Secured
Note , 144A, 9.875%, 8/15/30 . 2,500,000 2,498,670
e
Gray Media, Inc. , Secured Note ,
144A, 9.625%, 7/15/32 ...... 3,000,000 3,115,570
e
Midcontinent Communications ,
144A, 8.000%, 8/15/32 ...... 4,000,000 4,099,500
e
Nexstar Media, Inc. , 144A,
4.750%, 11/01/28 .......... 2,000,000 1,986,550
e
RR Donnelley & Sons Co. , 144A,
9.500%, 8/01/29 ........... 4,000,000 4,136,980
e
Sirius XM Radio LLC ,
144A, 5.500%, 7/01/29 ..... 1,000,000 1,008,762
144A, 4.125%, 7/01/30 ..... 4,000,000 3,806,950
e
Univision Communications, Inc. ,
144A, 8.000%, 8/15/28 ..... 2,000,000 2,072,880
144A, 8.500%, 7/31/31 ..... 1,500,000 1,568,181
144A, 9.375%, 8/01/32 ..... 1,000,000 1,075,528
Warnermedia Holdings, Inc. ,
4.279%, 3/15/32 .......... 1,000,000 879,070
5.050%, 3/15/42 .......... 3,000,000 2,118,750
60,023,513
Real Estate 6.2%
e
EF Holdco, Inc. / EF Cayman
Holdings Ltd. / Ellington
Financial REIT TRS LLC / EF
Cayman Non-MTM Ltd. , 144A,
7.375%, 9/30/30 ........... 3,000,000 3,027,207
e
Five Point Operating Co. LP ,
144A, 8.000%, 10/01/30 ..... 3,000,000 3,138,765
e
Iron Mountain, Inc. ,
144A, 5.000%, 7/15/28 ..... 1,000,000 1,000,851
144A, 4.875%, 9/15/29 ..... 2,500,000 2,468,145
Kennedy-Wilson, Inc. ,
4.750%, 2/01/30 .......... 4,500,000 4,245,080
5.000%, 3/01/31 .......... 1,500,000 1,411,922
e
Millrose Properties, Inc. ,
144A, 6.375%, 8/01/30 ..... 2,000,000 2,047,738
144A, 6.250%, 9/15/32 ..... 1,000,000 1,009,758
e
Outfront Media Capital LLC /
Outfront Media Capital Corp. ,
144A, 4.625%, 3/15/30 ...... 3,500,000 3,425,477
e
Pebblebrook Hotel LP / PEB
Finance Corp. , 144A, 6.375%,
10/15/29 ................ 3,000,000 3,081,711
e
Rithm Capital Corp. ,
144A, 8.000%, 4/01/29 ..... 3,000,000 3,082,278
144A, 8.000%, 7/15/30 ..... 2,000,000 2,047,166

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Shares/
Principal
a
Value
a a a a
Real Estate (continued)
e
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL Capital
LLC , 144A, 8.625%, 6/15/32 . 3,000,000 $ 2,957,523
32,943,621
Retail 4.0%
e
Advance Auto Parts, Inc. , 144A,
7.375%, 8/01/33 ........... 1,000,000 1,004,680
e
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 3.500%, 3/15/29 ..... 1,175,000 1,129,983
144A, 6.250%, 3/15/33 ..... 2,200,000 2,264,099
e
Global Auto Holdings Ltd. / AAG
FH UK Ltd. , 144A, 8.375%,
1/15/29 ................. 2,000,000 1,971,150
e
Macy's Retail Holdings LLC ,
144A, 7.375%, 8/01/33 ..... 1,000,000 1,061,207
144A, 6.700%, 7/15/34 ..... 2,000,000 1,933,374
New Albertsons LP , 7.750%,
6/15/26 ................. 1,025,000 1,039,704
e
PetSmart LLC / PetSmart Finance
Corp. ,
144A, 7.500%, 9/15/32 ..... 2,000,000 2,037,779
144A, 10.000%, 9/15/33 .... 2,000,000 2,062,174
Safeway, Inc. , 7.250%, 2/01/31 .
2,925,000 3,177,197
e
Under Armour, Inc. , 144A,
7.250%, 7/15/30 ........... 2,000,000 2,006,941
e
Victoria's Secret & Co. , 144A,
4.625%, 7/15/29 ........... 2,000,000 1,941,425
21,629,713
Services 5.8%
e
Albion Financing 1 SARL /
Aggreko Holdings, Inc. , 144A,
7.000%, 5/21/30 ........... 3,000,000 3,143,267
e
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc. , 144A,
8.375%, 6/15/32 ........... 2,000,000 2,066,533
e
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 2,500,000 2,577,510
e
Herc Holdings, Inc. , 144A,
7.250%, 6/15/33 ........... 3,000,000 3,182,922
e
Imola Merger Corp. , 144A,
4.750%, 5/15/29 ........... 2,500,000 2,469,649
e
Maxim Crane Works Holdings
Capital LLC , Secured Note ,
144A, 11.500%, 9/01/28 ..... 1,700,000 1,810,500
e
Neptune Bidco US, Inc. , 144A,
9.290%, 4/15/29 ........... 3,500,000 3,508,098
e
NESCO Holdings II, Inc. , Secured
Note , 144A, 5.500%, 4/15/29 . 2,000,000 1,971,714
e
Resideo Funding, Inc. , 144A,
6.500%, 7/15/32 ........... 4,000,000 4,099,132
United Rentals North America,
Inc. , 5.250%, 1/15/30 ....... 4,300,000 4,361,762
a a
Shares/
Principal
a
Value
a a a a
Services (continued)
e
Williams Scotsman, Inc. , 144A,
6.625%, 4/15/30 ........... 2,000,000 $ 2,074,208
31,265,295
Technology & Electronics 7.8%
e
ams-OSRAM AG , 144A, 12.250%,
3/30/29 ................. 2,500,000 2,667,932
e
Cloud Software Group, Inc. ,
144A, 6.500%, 3/31/29 ..... 2,000,000 2,027,496
144A, 8.250%, 6/30/32 ..... 1,500,000 1,568,385
e
Coherent Corp. , 144A, 5.000%,
12/15/29 ................ 3,000,000 2,992,399
e
CoreWeave, Inc. ,
144A, 9.250%, 6/01/30 ..... 2,000,000 1,861,615
144A, 9.000%, 2/01/31 ..... 1,000,000 917,770
e
Diebold Nixdorf, Inc. , 144A,
7.750%, 3/31/30 ........... 1,500,000 1,599,999
e
Entegris, Inc. , 144A, 5.950%,
6/15/30 ................. 2,125,000 2,169,105
e
ION Platform Finance US, Inc. ,
144A, 7.875%, 9/30/32 ...... 3,000,000 2,850,322
e
Kioxia Holdings Corp. ,
144A, 6.250%, 7/24/30 ..... 1,270,000 1,307,764
144A, 6.625%, 7/24/33 ..... 1,250,000 1,300,970
e
McAfee Corp. , 144A, 7.375%,
2/15/30 ................. 2,000,000 1,746,285
e
NCR Voyix Corp. , 144A, 5.125%,
4/15/29 ................. 2,000,000 1,991,985
e
Open Text Corp. , 144A, 3.875%,
12/01/29 ................ 2,500,000 2,376,013
e
Seagate Data Storage Technology
Pte. Ltd. , 144A, 4.091%,
6/01/29 ................. 3,000,000 2,942,768
e
Sensata Technologies BV , 144A,
5.875%, 9/01/30 ........... 3,500,000 3,556,693
e
Unisys Corp. , 144A, 10.625%,
1/15/31 ................. 4,000,000 4,100,932
e
VM Consolidated, Inc. , 144A,
5.500%, 4/15/29 ........... 2,000,000 2,002,660
e
Xerox Corp. , 144A, 10.250%,
10/15/30 ................ 2,125,000 2,043,716
42,024,809
Telecommunications 6.8%
e
C&W Senior Finance Ltd. , 144A,
9.000%, 1/15/33 ........... 1,000,000 1,031,586
e
Cogent Communications Group
LLC / Cogent Finance, Inc. ,
144A, 7.000%, 6/15/27 ...... 4,500,000 4,518,257
e
Connect Finco SARL / Connect
US Finco LLC , 144A, 9.000%,
9/15/29 ................. 1,000,000 1,061,989
e
Digicel International Finance Ltd.
/ DIFL US LLC , 144A, 8.625%,
8/01/32 ................. 2,000,000 2,076,544
EchoStar Corp. , 10.750%,
11/30/29 ................ 3,500,000 3,873,034
e
Fibercop SpA , 144A, 7.200%,
7/18/36 ................. 3,000,000 2,993,250

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Shares/
Principal
a
Value
a a a a
Telecommunications (continued)
e
Frontier Communications Holdings
LLC , 144A, 5.000%, 5/01/28 . 4,000,000 $ 4,010,759
Hughes Satellite Systems Corp. ,
6.625%, 8/01/26 ........... 1,000,000 914,243
e
Millicom International Cellular SA ,
144A, 7.375%, 4/02/32 ...... 2,750,000 2,860,256
e
Sable International Finance Ltd. ,
144A, 7.125%, 10/15/32 ..... 2,000,000 2,028,624
e
Viasat, Inc. , 144A, 7.500%,
5/30/31 ................. 1,500,000 1,428,069
e
Virgin Media Secured Finance plc ,
144A, 5.500%, 5/15/29 ...... 4,000,000 3,943,206
e
VZ Secured Financing BV , 144A,
5.000%, 1/15/32 ........... 2,975,000 2,694,556
e
Windstream Services LLC /
Windstream Escrow Finance
Corp. , 144A, 8.250%, 10/01/31 3,000,000 3,152,129
36,586,502
Transportation 1.9%
BNSF Funding Trust I , 6.613%
to 1/14/26, FRN thereafter ,
12/15/55 ................ 3,325,000 3,343,956
e
Genesee & Wyoming, Inc. , 144A,
6.250%, 4/15/32 ........... 1,500,000 1,548,755
e
JetBlue Airways Corp. / JetBlue
Loyalty LP , 144A, 9.875%,
9/20/31 ................. 2,000,000 2,016,672
e
Watco Cos. LLC / Watco Finance
Corp. , 144A, 7.125%, 8/01/32 3,250,000 3,405,568
10,314,951
Utility 1.2%
e
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ...... 3,150,000 3,108,700
e
XPLR Infrastructure Operating
Partners LP , 144A, 8.375%,
1/15/31 ................. 3,000,000 3,154,308
6,263,008
Total Corporate Bonds
(Cost $ 487,641,766 ) ..............
498,926,740
Asset-Backed Securities 1.1%
Real Estate 0.1%
e
Uniti Fiber ABS Issuer LLC , 2025-
1A , B , 144A, 6.369%, 4/20/55 . 500,000 511,952
Telecommunications 1.0%
e
Frontier Issuer LLC ,
2023-1 , B , 144A, 8.300%,
8/20/53 ................. 2,000,000 2,035,264
2024-1 , B , 144A, 7.020%,
6/20/54 ................. 2,000,000 2,086,187
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Telecommunications (continued)
e
MetroNet Infrastructure Issuer
LLC , 2025-2A , C , 144A,
7.830%, 8/20/55 . .......... 1,000,000 $ 1,029,320
5,150,771
a a a a a
Total Asset-Backed Securities
(Cost $ 5,525,726 ) ................
5,662,723
Loans 2.7%
Consumer Goods 0.8%
f
AI Aqua Merger Sub, Inc., First
Lien, 2025 Refinancing CME
Term Loan, B , 6.861% ( 1-month
SOFR + 3%; 3-month SOFR +
3% ), 7/31/28 ............. 2,937,837 2,947,620
f
United Natural Foods, Inc., First
Lien, 2024 CME Term Loan ,
8.466% ( 1-month SOFR +
4.750% ), 5/01/31 .......... 1,483,320 1,495,928
4,443,548
a a a a a
Healthcare 0.2%
f
1261229 BC Ltd., First Lien,
Initial CME Term Loan , 9.966%
( 1-month SOFR + 6.250% ),
10/08/30 ................ 995,000 974,359
Media 0.6%
f
Clear Channel Outdoor
Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan ,
7.831% ( 1-month SOFR +
4.000% ), 8/23/28 .......... 3,000,000 3,011,790
Telecommunications 1.1%
f
Connect Finco SARL, First Lien,
Amendment No. 4 CME Term
Loan , 8.216% ( 1-month SOFR +
4.500% ), 9/13/29 .......... 1,994,924 1,994,644
f
Lumen Technologies, Inc., First
Lien, CME Term Loan, B1 ,
6.181% ( 1-month SOFR +
2.350% ), 4/16/29 .......... 3,954,422 3,939,355
5,933,999
a a a a a
Total Loans
(Cost $ 14,140,974 ) ...............
14,363,696
Total Long Term Investments
(Cost $ 507,611,552 ) ..............
519,637,689
a

Schedule of Investments
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Shares/
Principal
a
Value
a a a a
Money Market 1.8%
g,h
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.705% . 9,383,724 $ 9,383,724
(Cost $9,383,724)
a
Total Investments 98 .7%
(Cost $ 516,995,276 ) .............
$529,021,413
Other Assets, less Liabilities 1 .3%
6,805,279
Net Assets 100.0% ...............
$535,826,692
a
Rounds to less than 0.05%.
b
Non-income producing security.
c
Illiquid security.
d
Security valued using significant unobservable inputs.
e
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
f
Rate shown reflects the accrual rate as of December 31, 2025 on securities with variable or step rates.
g
Rate shown represents an annualized 7-day yield as of December
31, 2025.
h
Institutional Class shares.
CME Chicago Mercantile Exchange
FRN Floating Rate Note
LP Limited Partnership
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Schedule of Investments, December 31, 2025
Impax Sustainable Allocation Fund
www.impaxam.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a a
Shares/
Principal
a
Value
a a a a a
Affiliated Investment Companies 98.4%
a
Impax Core Bond Fund , Class
Institutional .............. 83,756,883 $ 746,273,828
a
Impax Ellevate Global Women's
Leadership Fund , Class
Institutional .............. 2,077,563 72,569,263
a
Impax Global Environmental
Markets Fund , Class
Institutional .............. 3,299,192 69,250,035
a
Impax Global Opportunities Fund ,
Class Institutional .......... 4,270,155 71,695,897
a
Impax Global Sustainable
Infrastructure Fund , Class
Institutional .............. 6,411,413 65,524,645
a
Impax High Yield Bond Fund ,
Class Institutional .......... 19,378,474 119,565,185
a
Impax International Sustainable
Economy Fund , Class
Institutional .............. 9,680,974 118,204,698
a
Impax Large Cap Fund , Class
Institutional .............. 70,759,205 784,719,589
a,b
Impax Small Cap Fund , Class
Institutional .............. 6,410,734 119,816,615
a
Impax US Sustainable Economy
Fund , Class Institutional ..... 6,721,559 181,683,743
2,349,303,498
Total Affiliated Investment
Companies
(Cost $ 2,169,544,734 ) ............
2,349,303,498
Money Market 1.4%
a,c
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.705% . 34,602,840 34,602,840
(Cost $34,602,840)
a
Total Investments 99 .8%
(Cost $ 2,204,147,574 ) ............
$2,383,906,338
Other Assets, less Liabilities 0 .2%
5,079,093
Net Assets 100.0% ...............
$2,388,985,431
a
Institutional Class shares.
b
Non-income producing security.
c
Rate shown represents an annualized 7-day yield as of December
31, 2025.

Financial Statements
Statements of Assets and Liabilities
December 31, 2025
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
36
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Assets:
Investments, at cost - Note A ............... $627,791,155 $616,180,683 $374,624,957 $84,132,631
Investments in unaffiliated issuers, at value .... $934,722,609 $746,206,198 $554,220,876 $97,227,274
Total investments, at value - Note A
1
934,722,609 746,206,198 554,220,876 97,227,274
Cash ................................. — — — 9,978
Receivables:
Capital stock sold ...................... 269,281 1,542,858 139,880 20,357
Dividends and interest - Note A ............ 423,176 245,435 306,231 239,447
Investment Adviser reimbursement ......... — — 56,267 —
Other ............................... 373 5,234 275 185,974
Total assets ....................... 935,415,439 747,999,725 554,723,529 97,683,030
Liabilities:
Collateral on securities loaned, at value ....... — — 126,875 —
Payables:
Capital stock reacquired ................. 527,917 131,496 255,117 108,616
Investment securities purchased ........... — 779,773 — —
Payable to bank ....................... 7 1 2 —
Payable to foreign banks (cost $—, $—, $— and
$241) ................................. — — — 244
Accrued expenses: ......................
Investment advisory fees - Note B .......... 524,080 486,195 268,737 54,150
Distribution expense .................... 9,160 24,793 48,592 1,221
Transfer agent fees ..................... 82,575 75,547 — —
Printing and other shareholder communication
fees ................................ 44,135 56,319 — —
Custodian fees ........................ 39,893 30,570 — —
Legal and audit fees .................... 48,386 31,493 — —
Other accrued expenses ................. 33,563 23,544 68 1
Total liabilities ...................... 1,309,716 1,639,731 699,391 164,232
Net assets, at value .............. $934,105,723 $746,359,994 $554,024,138 $97,518,798
Net assets consist of:
Paid-in capital .......................... $617,005,476 $593,299,812 $369,700,607 $93,404,268
Total distributable earnings ................. 317,100,247 153,060,182 184,323,531 4,114,530
Net assets, at value .............. $934,105,723 $746,359,994 $554,024,138 $97,518,798
1
Investments at market value include securities loaned. At December 31, 2025, the Impax Small Cap Fund and Impax US Sustainable
Economy Fund had total market values of securities on loan of $18,550,541 and $124,365 respectively.

Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
37
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Assets:
Investments, at cost - Note A ............... $96,836,544 $1,179,419,018 $2,174,208 $492,547,566
Investments in unaffiliated issuers, at value .... $126,412,103 $1,667,627,329 $2,532,917 $706,805,332
Total investments, at value - Note A 126,412,103 1,667,627,329 2,532,917 706,805,332
Cash ................................. — — — 58,005
Foreign currency, at value (cost $1,817, $736,390,
$0 and $574, respectively) ................. 1,836 736,081 — 574
Receivables:
Capital stock sold ...................... 273,957 3,704,427 2,454 308,996
Dividends and interest - Note A ............ 23,330 367,930 1,435 636,631
Investment securities sold ................ — 224,038 — 183,700
Investment Adviser reimbursement ......... 6,547 — 18,966 —
Other ............................... 135,470 2,487,081 — 625,401
Total assets ....................... 126,853,243 1,675,146,886 2,555,772 708,618,639
Liabilities:
Payables:
Capital stock reacquired ................. — 1,669,664 — 154,794
Investment securities purchased ........... — 363 — —
Payable to bank ....................... — 9 — —
Accrued expenses: ......................
Investment advisory fees - Note B .......... 85,645 1,141,435 1,678 320,625
Distribution expense .................... 1,642 36,411 124 29,660
Transfer agent fees ..................... 7,879 412,998 66 —
Printing and other shareholder communication
fees ................................ 3,656 145,635 953 —
Custodian fees ........................ 22,645 89,298 15,583 —
Legal and audit fees .................... 31,285 63,172 37,722 —
Other accrued expenses ................. 27,766 70,210 8,092 138
Total liabilities ...................... 180,518 3,629,195 64,218 505,217
Net assets, at value .............. $126,672,725 $1,671,517,691 $2,491,554 $708,113,422
Net assets consist of:
Paid-in capital .......................... $96,780,212 $1,169,649,661 $2,167,186 $472,412,671
Total distributable earnings ................. 29,892,513 501,868,030 324,368 235,700,751
Net assets, at value .............. $126,672,725 $1,671,517,691 $2,491,554 $708,113,422

Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
38
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Assets:
Investments, at cost - Note A ............... $1,189,034,117 $862,520,036 $516,995,276 $2,204,147,574
Investments in unaffiliated issuers, at value .... $1,586,850,184 $851,323,883 $529,021,413 $34,602,840
Investments in affiliated issuers, at value ..... — — — 2,349,303,498
Total investments, at value - Note A
1
1,586,850,184 851,323,883 529,021,413 2,383,906,338
Cash ................................. — — 208,415 703
Foreign currency, at value (cost $4,448, $–, $–
and $– , respectively) ..................... 4,448 — — —
Receivables:
Capital stock sold ...................... 2,926,928 3,889,807 3,171,037 6,078,924
Dividends and interest - Note A ............ 975,524 7,380,898 9,712,210 3,949,652
Investment securities sold ................ 287,284 — 5,076 —
Other ............................... 6,163,699 747 — —
Total assets ....................... 1,597,208,067 862,595,335 542,118,151 2,393,935,617
Liabilities:
Collateral on securities loaned, at value ....... — 810,775 — —
Payables:
Capital stock reacquired ................. 383,585 246,099 865,724 674,236
Investment securities purchased ........... — — 2,000,000 3,892,381
Dividend payable - Note A ................ — 3,717,280 2,913,882 —
Payable to bank ....................... 380 82,986 — —
Accrued expenses: ......................
Investment advisory fees - Note B .......... 590,721 290,769 226,022 100,661
Distribution expense .................... 25,748 3,353 25,840 282,908
Transfer agent fees ..................... — 15,875 73,239 —
Printing and other shareholder communication
fees ................................ — 4,990 79,103 —
Custodian fees ........................ — 59,750 46,299 —
Legal and audit fees .................... — 40,339 38,241 —
Other accrued expenses ................. 24 25,594 23,109 —
Total liabilities ...................... 1,000,458 5,297,810 6,291,459 4,950,186
Net assets, at value .............. $1,596,207,609 $857,297,525 $535,826,692 $2,388,985,431
Net assets consist of:
Paid-in capital .......................... $1,198,702,116 $952,317,055 $668,609,671 $1,898,902,072
Total distributable earnings (losses) .......... 397,505,493 (95,019,530) (132,782,979) 490,083,359
Net assets, at value .............. $1,596,207,609 $857,297,525 $535,826,692 $2,388,985,431

Investments at market value include securities loaned. At December 31, 2025, the Impax Core Bond Fund had total market values of securities on loan of $1,891,515.

Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
39
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Investor Class:
Net assets, at value .................... $41,134,211 $101,379,912 $217,981,130 $4,943,409
Capital Shares outstanding (unlimited/
authorized) ........................... 3,733,820 5,561,032 8,515,517 485,985
Net asset value per share ................ $11.02 $18.23 $25.60 $10.17
Class A:
Net assets, at value .................... $13,520,592 $10,153,013
Capital Shares outstanding (unlimited/
authorized) ........................... 744,545 398,805
Net asset value per share ................ $18.16 $25.46
Institutional Class:
Net assets, at value .................... $892,971,512 $631,459,490 $325,889,995 $92,575,389
Capital Shares outstanding (unlimited/
authorized) ........................... 80,516,223 33,785,973 12,054,829 9,055,226
Net asset value per share ................ $11.09 $18.69 $27.03 $10.22
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Investor Class:
Net assets, at value .................... $7,723,889 $149,513,896 $603,347 $139,014,756
Capital Shares outstanding (unlimited/
authorized) ........................... 464,521 7,237,975 50,054 4,019,564
Net asset value per share ................ $16.63 $20.66 $12.05 $34.58
Class A:
Net assets, at value .................... $17,731,905
Capital Shares outstanding (unlimited/
authorized) ........................... 860,369
Net asset value per share ................ $20.61
Institutional Class:
Net assets, at value .................... $118,948,836 $1,504,271,890 $1,888,207 $569,098,666
Capital Shares outstanding (unlimited/
authorized) ........................... 7,083,547 71,658,600 156,345 16,290,538
Net asset value per share ................ $16.79 $20.99 $12.08 $34.93

Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
40
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Investor Class:
Net assets, at value .................... $122,645,834 $15,802,702 $115,414,128 $1,320,794,647
Capital Shares outstanding (unlimited/
authorized) ........................... 9,797,942 1,773,548 18,636,510 50,625,291
Net asset value per share ................ $12.52 $8.91 $6.19 $26.09
Class A:
Net assets, at value .................... $6,358,405
Capital Shares outstanding (unlimited/
authorized) ........................... 1,025,630
Net asset value per share ................ $6.20
Institutional Class:
Net assets, at value .................... $1,473,561,775 $841,494,823 $414,054,159 $1,068,190,784
Capital Shares outstanding (unlimited/
authorized) ........................... 120,661,381 94,472,387 67,115,095 39,819,674
Net asset value per share ................ $12.21 $8.91 $6.17 $26.83

Financial Statements
Statements of Operations
For the Year Ended December 31, 2025
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
41
Large Cap Fund Small Cap Fund
US Sustainable
Economy Fund
Global
Sustainable
Infrastructure
Fund
Investment income:
Dividends: (net of foreign taxes of $ – , $ – , $ – and
$ 160,057 , respectively) ................... $12,079,607 $5,535,307 $6,204,992 $2,533,443
Interest ............................... 1,025,730 638,056 111,972 70,027
Income from securities lending - Note A ....... 24,803 26,342 12,273 253
Other income ........................... 583,933 92,074 71,795 31,520
Total investment income ................ 13,714,073 6,291,779 6,401,032 2,635,243
Expenses:
Investment advisory fees - Note B ........... 7,140,304 5,202,774 2,723,497 629,302
Distribution expenses Investor Class - Note B ... 125,707 228,642 512,281 15,683
Distribution expenses Class A - Note B ........ 31,314 24,804
Transfer agent fees - Note A ................ 325,345 604,103 — —
Printing and other shareholder communication
fees .................................. 66,091 76,172 — —
Custodian fees .......................... 93,278 74,529 — —
Legal fees and related expenses ............ 95,642 72,779 — —
Trustees’ fees and expenses - Note B ........ 117,351 98,673 — —
Compliance expense ..................... 22,473 21,489 — —
Audit fees ............................. 61,472 48,818 — —
Registration and filing fees ................. 51,004 65,526 — —
Other expenses ......................... 64,815 29,657 2,455 51
Total Expenses ...................... 8,163,482 6,554,476 3,263,037 645,036
Less: Advisory fee waiver - Note B ........ — — (628,895) —
Net investment income ............... 5,550,591 (262,697) 3,766,890 1,990,207
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 221,699,943 58,429,451 20,646,775 (311,673)
Foreign currency transactions .............. — — — (15,110)
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... (132,075,211) 16,957,681 65,922,005 14,540,214
Foreign currency translation ................ — 60 — 25,311
Net realized and unrealized gain on
investments and foreign currency .... 89,624,732 75,387,192 86,568,780 14,238,742
Net increase in net assets resulting from
operations ..................... $95,175,323 $75,124,495 $90,335,670 $16,228,949

Financial Statements
Statements of Operations
(continued)
For the Year Ended December 31, 2025
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
42
Global
Opportunities
Fund
Global
Environmental
Markets Fund
Global Social
Leaders Fund
Global
Women’s
Leadership
Fund
Investment income:
Dividends: (net of foreign taxes of $ 50,772 ,
$ 569,865 , $ 1,889 and $ 289,026 , respectively) .. $1,406,287 $28,143,810 $28,402 $13,851,239
Interest ............................... 80,107 1,003,252 3,893 187,132
Income from securities lending - Note A ....... 2,144 1,874 6 8,973
Other income ........................... 55,725 997,143 451 73,168
Total investment income ................ 1,544,263 30,146,079 32,752 14,120,512
Expenses:
Investment advisory fees - Note B ........... 1,020,184 15,493,973 17,181 3,704,511
Distribution expenses Investor Class - Note B ... 19,447 391,518 740 339,146
Distribution expenses Class A - Note B ........ 45,614
Transfer agent fees - Note A ................ 65,614 2,523,216 550 —
Printing and other shareholder communication
fees .................................. 4,460 206,442 36 —
Custodian fees .......................... 59,045 215,278 43,503 —
Legal fees and related expenses ............ 46,574 140,114 41,178 —
Trustees’ fees and expenses - Note B ........ 61,981 183,430 53,305 —
Compliance expense ..................... 20,146 24,616 19,850 —
Audit fees ............................. 48,819 84,399 51,579 —
Registration and filing fees ................. 43,195 67,296 31,309 —
Other expenses ......................... 10,826 87,673 2,200 1,794
Total Expenses ...................... 1,400,291 19,463,569 261,431 4,045,451
Less: Advisory fee waiver - Note B ........ — — (14,224) —
Expenses assumed by Adviser - Note B .. (130,700) — (225,419) —
Net expenses ........................... 1,269,591 19,463,569 21,788 4,045,451
Net investment income ............... 274,672 10,682,510 10,964 10,075,061
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 8,967,759 350,558,175 (19,435) 69,430,328
Foreign currency transactions .............. (2,469) (464,472) (40) (45,692)
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... 2,607,864 (90,815,555) 173,478 32,215,475
Foreign currency translation ................ 12,633 290,933 20 81,156
Net realized and unrealized gain on
investments and foreign currency .... 11,585,787 259,569,081 154,023 101,681,267
Net increase in net assets resulting from
operations ..................... $11,860,459 $270,251,591 $164,987 $111,756,328

Financial Statements
Statements of Operations
(continued)
For the Year Ended December 31, 2025
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43
International
Sustainable
Economy Fund
Core Bond
Fund
High Yield Bond
Fund
Sustainable
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $ 2,379,828 , $ – ,
$ – and $ – , respectively) ................... $40,592,077 $48,655 $72,566 $7,512
Dividends from affiliates - Note C ......... — — — 48,317,506
Interest ............................... 728,186 37,558,258 36,272,334 1,243,992
Income from securities lending - Note A ....... 641 49,420 — —
Other income ........................... — — — 118
Total investment income ................ 41,320,904 37,656,333 36,344,900 49,569,128
Expenses:
Investment advisory fees - Note B ........... 6,326,359 3,364,883 2,642,451 1,150,813
Distribution expenses Investor Class - Note B ... 276,738 36,834 301,046 3,301,728
Distribution expenses Class A - Note B ........ 14,435
Transfer agent fees - Note A ................ — 122,100 494,500 —
Printing and other shareholder communication
fees .................................. — 2,666 108,966 —
Custodian fees .......................... — 160,304 121,371 —
Legal fees and related expenses ............ — 79,840 64,997 —
Trustees’ fees and expenses - Note B ........ — 106,526 87,250 —
Compliance expense ..................... — 21,728 21,058 —
Audit fees ............................. — 61,266 58,095 —
Registration and filing fees ................. — 44,183 55,177 —
Other expenses ......................... 119 64,294 22,859 —
Total Expenses ...................... 6,603,216 4,064,624 3,992,205 4,452,541
Net investment income ............... 34,717,688 33,591,709 32,352,695 45,116,587
REALIZED AND UNREALIZED GAIN (LOSS) - Note
A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers ........... 76,738,260 (12,433,546) (2,176,228) 4,759
Investment in affiliated issuers .............. — — — 1,697,410
Capital gain distributions from affiliated issuers — — — 218,051,351
Foreign currency transactions .............. 85,949 — — —
Change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers ........... 246,476,472 33,632,405 15,256,804 —
Investment in affiliated issuers .............. — — — (25,868,250)
Foreign currency translation ................ 677,826 — — —
Net realized and unrealized gain on
investments and foreign currency .... 323,978,507 21,198,859 13,080,576 193,885,270
Net increase in net assets resulting from
operations ..................... $358,696,195 $54,790,568 $45,433,271 $239,001,857

Financial Statements
Statements of Changes in Net Assets
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44
Large Cap Fund Small Cap Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $5,550,591 $11,625,863 $(262,697) $1,162,986
Net realized gain on investments and
foreign currency transactions ...... 221,699,943 195,868,488 58,429,451 54,026,773
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... (132,075,211) (14,239,226) 16,957,741 40,377,741
Net increase in net assets resulting
from operations ............. 95,175,323 193,255,125 75,124,495 95,567,500
Distributions from distributable earning -
Investor Class ................... (10,069,560) (10,658,577) (6,229,128) (4,647,968)
Distributions from distributable earning -
Class A ........................ (832,589) (635,017)
Distributions from distributable earning -
Institutional Class ................ (206,747,897) (207,033,360) (38,064,700) (30,933,503)
Total distributions to shareholders ..... (216,817,457) (217,691,937) (45,126,417) (36,216,488)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 16,719,893 24,458,719 18,414,283 6,455,538
Proceeds from reinvestment of
distributions .................... 9,127,038 10,039,151 5,701,065 4,385,003
Cost of shares redeemed ............ (42,859,854) (24,323,141) (19,955,665) (22,472,529)
Net increase (decrease) from Investor
Class transactions ............... (17,012,923) 10,174,729 4,159,683 (11,631,988)
Class A
Proceeds from shares sold ........... 1,757,394 2,444,209
Proceeds from reinvestment of
distributions .................... 768,289 585,865
Cost of shares redeemed ............ (2,341,324) (2,980,996)
Net increase from Class A transactions . 184,359 49,078
Institutional Class
Proceeds from shares sold ........... 36,365,735 80,243,884 80,319,999 94,998,836
Proceeds from reinvestment of
distributions .................... 204,581,720 206,059,271 34,907,219 28,184,856
Cost of shares redeemed ............ (537,271,376) (346,132,842) (129,206,836) (121,981,291)
Net increase (decrease) from Institutional
Class transactions ............... (296,323,921) (59,829,687) (13,979,618) 1,202,401
Net decrease from capital share
transactions ...................... (313,336,844) (49,654,958) (9,635,576) (10,380,509)
Net increase (decrease) in net
assets ..................... (434,978,978) (74,091,770) 20,362,502 48,970,503
Net assets
Beginning of period ................ 1,369,084,701 1,443,176,471 725,997,492 677,026,989
End of period ..................... $934,105,723 $1,369,084,701 $746,359,994 $725,997,492

Financial Statements
Statements of Changes in Net Assets
(continued)
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45
Large Cap Fund Small Cap Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 1,311,592 1,689,447 1,066,455 381,373
Shares issued in reinvestment of
distributions ....................... 822,932 782,053 303,087 250,429
Shares redeemed ................... (3,558,441) (1,711,463) (1,160,379) (1,328,381)
Net increase (decrease) in shares
outstanding ........................ (1,423,917) 760,037 209,163 (696,579)
Class A
Shares sold ....................... 101,119 145,694
Shares issued in reinvestment of
distributions ....................... 40,997 33,593
Shares redeemed ................... (134,635) (177,756)
Net increase in shares outstanding ...... 7,481 1,531
Institutional Class
Shares sold ....................... 2,872,796 5,677,742 4,412,522 5,469,591
Shares issued in reinvestment of
distributions ....................... 18,310,942 15,970,408 1,810,540 1,578,824
Shares redeemed ................... (42,633,306) (23,944,023) (7,382,030) (7,084,897)
Net decrease in shares outstanding ...... (21,449,568) (2,295,873) (1,158,968) (36,482)

Financial Statements
Statements of Changes in Net Assets
(continued)
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46
US Sustainable Economy Fund Global Sustainable Infrastructure Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $3,766,890 $3,084,266 $1,990,207 $2,114,925
Net realized gain (loss) on investments
and foreign currency transactions ... 20,646,775 34,721,252 (326,783) 1,964,415
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 65,922,005 20,760,837 14,565,525 (5,191,913)
Net increase (decrease) in net
assets resulting from operations . 90,335,670 58,566,355 16,228,949 (1,112,573)
Distributions from distributable earning -
Investor Class ................... (11,244,626) (29,508,948) (125,210) (124,160)
Distributions from distributable earning -
Class A ........................ (522,572) (1,566,010)
Distributions from distributable earning -
Institutional Class ................ (16,651,990) (16,454,071) (2,229,896) (1,901,231)
Total distributions to shareholders ..... (28,419,188) (47,529,029) (2,355,106) (2,025,391)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 5,830,316 8,778,548 1,624,006 747,843
Proceeds from reinvestment of
distributions .................... 11,022,456 29,022,463 121,436 122,249
Cost of shares redeemed ............ (24,521,240) (24,300,572) (3,486,227) (1,338,380)
Net increase (decrease) from Investor
Class transactions ............... (7,668,468) 13,500,439 (1,740,785) (468,288)
Class A
Proceeds from shares sold ........... 640,739 957,083
Proceeds from reinvestment of
distributions .................... 514,938 1,533,712
Cost of shares redeemed ............ (2,789,095) (1,336,829)
Net increase (decrease) from Class A
transactions .................... (1,633,418) 1,153,966
Institutional Class
Proceeds from shares sold ........... 181,431,405 18,514,675 5,563,675 4,276,306
Proceeds from reinvestment of
distributions .................... 16,033,893 15,951,421 2,206,093 1,831,039
Cost of shares redeemed ............ (32,547,166) (13,638,281) (10,623,734) (8,166,147)
Net increase (decrease) from Institutional
Class transactions ............... 164,918,132 20,827,815 (2,853,966) (2,058,802)
Net increase (decrease) from capital share
transactions ...................... 155,616,246 35,482,220 (4,594,751) (2,527,090)
Net increase (decrease) in net
assets ..................... 217,532,728 46,519,546 9,279,092 (5,665,054)
Net assets
Beginning of period ................ 336,491,410 289,971,864 88,239,706 93,904,760
End of period ..................... $554,024,138 $336,491,410 $97,518,798 $88,239,706

Financial Statements
Statements of Changes in Net Assets
(continued)
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47
US Sustainable Economy Fund Global Sustainable Infrastructure Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 244,388 351,785 164,501 80,957
Shares issued in reinvestment of
distributions ....................... 431,337 1,229,582 12,038 13,583
Shares redeemed ................... (1,026,447) (964,475) (349,874) (144,042)
Net increase (decrease) in shares
outstanding ........................ (350,722) 616,892 (173,335) (49,502)
Class A
Shares sold ....................... 27,842 37,284
Shares issued in reinvestment of
distributions ....................... 20,261 65,374
Shares redeemed ................... (120,647) (53,877)
Net increase (decrease) in shares
outstanding ........................ (72,544) 48,781
Institutional Class
Shares sold ....................... 7,906,684 691,123 553,331 460,494
Shares issued in reinvestment of
distributions ....................... 595,518 641,994 217,538 202,638
Shares redeemed ................... (1,287,823) (521,756) (1,062,441) (882,919)
Net increase (decrease) in shares
outstanding ........................ 7,214,379 811,361 (291,572) (219,787)

Financial Statements
Statements of Changes in Net Assets
(continued)
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48
Global Opportunities Fund Global Environmental Markets Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $274,672 $465,645 $10,682,510 $12,118,257
Net realized gain on investments and
foreign currency transactions ...... 8,965,290 5,761,312 350,093,703 130,849,397
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 2,620,497 1,336,233 (90,524,622) (12,166,248)
Net increase in net assets resulting
from operations ............. 11,860,459 7,563,190 270,251,591 130,801,406
Distributions from distributable earning -
Investor Class ................... (506,157) (218,609) (29,972,489) (7,426,368)
Distributions from distributable earning -
Class A ........................ (3,583,124) (818,064)
Distributions from distributable earning -
Institutional Class ................ (7,732,423) (3,374,273) (308,378,797) (98,172,152)
Total distributions to shareholders ..... (8,238,580) (3,592,882) (341,934,410) (106,416,584)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 780,641 1,719,780 7,554,165 8,190,983
Proceeds from reinvestment of
distributions .................... 477,324 209,394 29,047,659 7,147,897
Cost of shares redeemed ............ (1,648,642) (1,864,636) (37,864,025) (33,370,783)
Net increase (decrease) from Investor
Class transactions ............... (390,677) 64,538 (1,262,201) (18,031,903)
Class A
Proceeds from shares sold ........... 1,728,825 2,333,493
Proceeds from reinvestment of
distributions .................... 3,310,897 760,749
Cost of shares redeemed ............ (3,899,515) (4,608,085)
Net increase (decrease) from Class A
transactions .................... 1,140,207 (1,513,843)
Institutional Class
Proceeds from shares sold ........... 12,627,970 15,390,881 201,745,097 319,771,375
Proceeds from reinvestment of
distributions .................... 7,530,756 3,287,781 283,242,620 91,998,475
Cost of shares redeemed ............ (22,712,897) (18,849,494) (1,023,513,121) (581,186,495)
Net decrease from Institutional Class
transactions .................... (2,554,171) (170,832) (538,525,404) (169,416,645)
Net decrease from capital share
transactions ...................... (2,944,848) (106,294) (538,647,398) (188,962,391)
Net increase (decrease) in net
assets ..................... 677,031 3,864,014 (610,330,217) (164,577,569)
Net assets
Beginning of period ................ 125,995,694 122,131,680 2,281,847,908 2,446,425,477
End of period ..................... $126,672,725 $125,995,694 $1,671,517,691 $2,281,847,908

Financial Statements
Statements of Changes in Net Assets
(continued)
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49
Global Opportunities Fund Global Environmental Markets Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 45,391 104,228 319,599 346,289
Shares issued in reinvestment of
distributions ....................... 28,625 12,787 1,397,032 313,579
Shares redeemed ................... (99,080) (112,188) (1,628,405) (1,399,731)
Net increase (decrease) in shares
outstanding ........................ (25,064) 4,827 88,226 (739,863)
Class A
Shares sold ....................... 72,235 98,099
Shares issued in reinvestment of
distributions ....................... 159,622 33,437
Shares redeemed ................... (165,713) (196,694)
Net increase (decrease) in shares
outstanding ........................ 66,144 (65,158)
Institutional Class
Shares sold ....................... 736,982 889,118 8,409,880 13,323,985
Shares issued in reinvestment of
distributions ....................... 446,982 199,055 13,390,500 3,985,963
Shares redeemed ................... (1,310,696) (1,109,673) (42,470,838) (24,102,281)
Net decrease in shares outstanding ...... (126,732) (21,500) (20,670,458) (6,792,333)

Financial Statements
Statements of Changes in Net Assets
(continued)
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50
Global Social Leaders Fund Global Women’s Leadership Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $10,964 $13,270 $10,075,061 $12,121,796
Net realized gain (loss) on investments
and foreign currency transactions ... (19,475) 13,426 69,384,636 84,049,848
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 173,498 117,110 32,296,631 (5,570,264)
Net increase in net assets resulting
from operations ............. 164,987 143,806 111,756,328 90,601,380
Distributions from distributable earning -
Investor Class ................... (658) (2,188) (12,754,414) (12,476,824)
Distributions from distributable earning -
Institutional Class ................ (9,972) (51,925) (53,907,494) (55,223,742)
Total distributions to shareholders ..... (10,630) (54,113) (66,661,908) (67,700,566)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 523,028 96,682 6,519,055 8,659,276
Proceeds from reinvestment of
distributions .................... 654 2,186 12,044,513 11,774,946
Cost of shares redeemed ............ (20,382) (8,458) (26,687,795) (23,477,040)
Net increase (decrease) from Investor
Class transactions ............... 503,300 90,410 (8,124,227) (3,042,818)
Institutional Class
Proceeds from shares sold ........... 12,300 2,500 46,487,609 57,517,696
Proceeds from reinvestment of
distributions .................... 8,489 49,272 48,287,177 49,813,790
Cost of shares redeemed ............ (1,585) (152,182,397) (232,111,629)
Net increase (decrease) from Institutional
Class transactions ............... 20,789 50,187 (57,407,611) (124,780,143)
Net increase (decrease) from capital share
transactions ...................... 524,089 140,597 (65,531,838) (127,822,961)
Net increase (decrease) in net
assets ..................... 678,446 230,290 (20,437,418) (104,922,147)
Net assets
Beginning of period ................ 1,813,108 1,582,818 728,550,840 833,472,987
End of period ..................... $2,491,554 $1,813,108 $708,113,422 $728,550,840

Financial Statements
Statements of Changes in Net Assets
(continued)
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51
Global Social Leaders Fund Global Women’s Leadership Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 43,293 8,762 192,308 262,956
Shares issued in reinvestment of
distributions ....................... 55 196 348,755 361,238
Shares redeemed ................... (1,696) (752) (791,297) (709,396)
Net increase (decrease) in shares
outstanding ........................ 41,652 8,206 (250,234) (85,202)
Institutional Class
Shares sold ....................... 1,082 239 1,370,841 1,726,448
Shares issued in reinvestment of
distributions ....................... 706 4,419 1,385,043 1,514,612
Shares redeemed ................... (144) (4,525,848) (6,970,769)
Net increase (decrease) in shares
outstanding ........................ 1,788 4,514 (1,769,964) (3,729,709)

Financial Statements
Statements of Changes in Net Assets
(continued)
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52
International Sustainable Economy Fund Core Bond Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $34,717,688 $30,023,134 $33,591,709 $32,974,290
Net realized gain (loss) on investments
and foreign currency transactions ... 76,824,209 39,759,261 (12,433,546) (6,316,373)
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 247,154,298 (13,609,138) 33,632,405 (13,111,232)
Net increase in net assets resulting
from operations ............. 358,696,195 56,173,257 54,790,568 13,546,685
Distributions from distributable earning -
Investor Class ................... (7,852,289) (2,846,375) (554,451) (426,881)
Distributions from distributable earning -
Institutional Class ................ (100,642,239) (38,290,694) (33,125,994) (32,164,241)
Total distributions to shareholders ..... (108,494,528) (41,137,069) (33,680,445) (32,591,122)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 39,296,427 29,582,926 5,471,248 2,644,757
Proceeds from reinvestment of
distributions .................... 7,718,051 2,782,881 547,316 420,817
Cost of shares redeemed ............ (37,014,046) (28,471,080) (3,289,592) (1,995,869)
Net increase from Investor Class
transactions .................... 10,000,432 3,894,727 2,728,972 1,069,705
Institutional Class
Proceeds from shares sold ........... 305,138,136 242,292,306 30,147,723 31,023,844
Proceeds from reinvestment of
distributions .................... 89,029,784 34,196,322 33,103,911 32,139,783
Cost of shares redeemed ............ (283,466,556) (205,837,635) (65,194,276) (106,126,112)
Net increase (decrease) from Institutional
Class transactions ............... 110,701,364 70,650,993 (1,942,642) (42,962,485)
Net increase (decrease) from capital share
transactions ...................... 120,701,796 74,545,720 786,330 (41,892,780)
Net increase (decrease) in net
assets ..................... 370,903,463 89,581,908 21,896,453 (60,937,217)
Net assets
Beginning of period ................ 1,225,304,146 1,135,722,238 835,401,072 896,338,289
End of period ..................... $1,596,207,609 $1,225,304,146 $857,297,525 $835,401,072

Financial Statements
Statements of Changes in Net Assets
(continued)
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53
International Sustainable Economy Fund Core Bond Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 3,340,825 2,712,668 621,241 302,540
Shares issued in reinvestment of
distributions ....................... 626,114 261,478 61,844 47,948
Shares redeemed ................... (3,114,429) (2,623,070) (374,555) (228,129)
Net increase in shares outstanding ...... 852,510 351,076 308,530 122,359
Institutional Class
Shares sold ....................... 26,225,259 23,010,763 3,432,050 3,533,613
Shares issued in reinvestment of
distributions ....................... 7,404,097 3,289,155 3,742,583 3,664,867
Shares redeemed ................... (24,318,831) (19,549,571) (7,438,577) (12,064,273)
Net increase (decrease) in shares
outstanding ........................ 9,310,525 6,750,347 (263,944) (4,865,793)

Financial Statements
Statements of Changes in Net Assets
(continued)
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54
High Yield Bond Fund Sustainable Allocation Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Investment income, net ............ $32,352,695 $30,643,753 $45,116,587 $47,194,667
Net realized gain (loss) on investments
and foreign currency transactions ... (2,176,228) (28,337,498) 219,753,520 154,790,479
Change in unrealized appreciation
(depreciation) on investments and
foreign currency translations ...... 15,256,804 30,097,121 (25,868,250) (31,182,453)
Net increase in net assets resulting
from operations ............. 45,433,271 32,403,376 239,001,857 170,802,693
Distributions from distributable earning -
Investor Class ................... (7,143,391) (7,028,433) (119,855,756) (49,450,416)
Distributions from distributable earning -
Class A ........................ (342,436) (242,200)
Distributions from distributable earning -
Institutional Class ................ (24,881,804) (23,776,319) (93,326,244) (35,498,005)
Total distributions to shareholders ..... (32,367,631) (31,046,952) (213,182,000) (84,948,421)
From capital share transactions:
Investor Class
Proceeds from shares sold ........... 18,630,418 36,114,697 24,222,825 25,087,500
Proceeds from reinvestment of
distributions .................... 6,881,449 6,780,935 116,250,281 47,955,255
Cost of shares redeemed ............ (36,322,194) (51,064,614) (171,935,166) (159,207,569)
Net decrease from Investor Class
transactions .................... (10,810,327) (8,168,982) (31,462,060) (86,164,814)
Class A
Proceeds from shares sold ........... 2,575,800 1,049,016
Proceeds from reinvestment of
distributions .................... 246,565 221,905
Cost of shares redeemed ............ (995,658) (1,219,494)
Net increase from Class A transactions . 1,826,707 51,427
Institutional Class
Proceeds from shares sold ........... 72,725,036 66,472,637 138,919,717 103,649,295
Proceeds from reinvestment of
distributions .................... 22,493,759 21,217,319 90,371,355 34,300,051
Cost of shares redeemed ............ (104,717,067) (103,027,378) (137,671,158) (133,945,754)
Net increase (decrease) from Institutional
Class transactions ............... (9,498,272) (15,337,422) 91,619,914 4,003,592
Net increase (decrease) from capital share
transactions ...................... (18,481,892) (23,454,977) 60,157,854 (82,161,222)
Net increase (decrease) in net
assets ..................... (5,416,252) (22,098,553) 85,977,711 3,693,050
Net assets
Beginning of period ................ 541,242,944 563,341,497 2,303,007,720 2,299,314,670
End of period ..................... $535,826,692 $541,242,944 $2,388,985,431 $2,303,007,720

Financial Statements
Statements of Changes in Net Assets
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
55
High Yield Bond Fund Sustainable Allocation Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares of Beneficial Interest:
Investor Class
Shares sold ....................... 3,065,349 6,052,884 910,878 968,288
Shares issued in reinvestment of
distributions ....................... 1,124,534 1,128,265 4,418,981 1,862,353
Shares redeemed ................... (5,979,481) (8,537,234) (6,457,811) (6,119,449)
Net decrease in shares outstanding ...... (1,789,598) (1,356,085) (1,127,952) (3,288,808)
Class A
Shares sold ....................... 427,726 174,799
Shares issued in reinvestment of
distributions ....................... 40,229 36,830
Shares redeemed ................... (162,928) (203,259)
Net increase in shares outstanding ...... 305,027 8,370
Institutional Class
Shares sold ....................... 11,948,179 11,060,148 4,981,144 3,882,704
Shares issued in reinvestment of
distributions ....................... 3,688,690 3,541,201 3,343,461 1,301,749
Shares redeemed ................... (17,261,735) (17,216,324) (5,058,572) (5,045,148)
Net increase (decrease) in shares
outstanding ........................ (1,624,866) (2,614,975) 3,266,033 139,305

Financial Highlights
Impax Large Cap Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
56
a
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of year ................... $12.73 $13.24 $11.52 $14.82 $12.02
Net investment income
1
......................... 0.04 0.08 0.09 0.06 0.03
Net realized and unrealized gains (losses) ........... 1.49 1.75 2.20 (3.02) 3.63
Total from investment operations .................... 1.53 1.83 2.29 (2.96) 3.66
Distributions to shareholders
From net investment income ..................... 0.04 0.10 0.10 0.08 0.03
From net realized gains ......................... 3.20 2.24 0.47 0.26 0.83
Total distributions ............................... 3.24 2.34 0.57 0.34 0.86
Net asset value, end of year ....................... $11.02 $12.73 $13.24 $11.52 $14.82
Total return
2
................................... 11.92% 13.72% 19.90% (19.99)% 30.57%
Net assets, end of period (in $000’s) ................. $41,134 $65,658 $58,218 $56,667 $57,965
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.98% 0.98% 0.98% 0.97% 0.97%
Net investment income ........................... 0.28% 0.57% 0.71% 0.49% 0.22%
Total expenses excluding reimbursements and waivers ... 0.98% 0.98% 0.98% 0.97% 0.97%
Portfolio Turnover ............................... 60% 36% 44% 34% 25%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Large Cap Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
57
a
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of year ................... $12.78 $13.28 $11.56 $14.87 $12.05
Net investment income
1
......................... 0.07 0.12 0.12 0.09 0.07
Net realized and unrealized gains (losses) ........... 1.50 1.75 2.20 (3.03) 3.64
Total from investment operations .................... 1.57 1.87 2.32 (2.94) 3.71
Distributions to shareholders
From net investment income ..................... 0.06 0.13 0.13 0.11 0.06
From net realized gains ......................... 3.20 2.24 0.47 0.26 0.83
Total distributions ............................... 3.26 2.37 0.60 0.37 0.89
Net asset value, end of year ....................... $11.09 $12.78 $13.28 $11.56 $14.87
Total return
2
................................... 12.20% 14.02% 20.12% (19.77)% 30.92%
Net assets, end of period (in $000’s) ................. $892,972 $1,303,427 $1,384,959 $1,291,988 $1,511,547
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.73% 0.73% 0.73% 0.72% 0.71%
Net investment income ........................... 0.52% 0.81% 0.96% 0.73% 0.47%
Total expenses excluding reimbursements and waivers ... 0.73% 0.73% 0.73% 0.72% 0.71%
Portfolio Turnover ............................... 60% 36% 44% 34% 25%
1
Based on average shares outstanding during the period.

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Small Cap Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
58
a
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of year ................... $17.38 $15.96 $14.06 $18.72 $15.78
Net investment income (loss)
1
.................... (0.04) (0.01) (0.02) (0.03) 0.08
Net realized and unrealized gains (losses) ........... 2.07 2.33 1.92 (4.28) 4.66
Total from investment operations .................... 2.03 2.32 1.90 (4.31) 4.74
Distributions to shareholders
From net investment income ..................... — — — — 0.04
From net realized gains ......................... 1.18 0.90 — 0.35 1.76
Total distributions ............................... 1.18 0.90 — 0.35 1.80
Net asset value, end of year ....................... $18.23 $17.38 $15.96 $14.06 $18.72
Total return
2
................................... 11.47% 14.51% 13.51% (22.97)% 30.26%
Net assets, end of period (in $000’s) ................. $101,380 $93,020 $96,548 $93,090 $125,234
Ratios to average net assets
Net expenses including reimbursements and waivers .... 1.16% 1.15% 1.16% 1.16% 1.15%
Net investment income (loss) ...................... (0.25)% (0.05)% (0.11)% (0.23)%
3
0.44%
Total expenses excluding reimbursements and waivers ... 1.16% 1.15% 1.16% 1.16% 1.15%
Portfolio Turnover ............................... 36% 48% 43% 38% 44%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Investor Class shares would have remained the same at (22.97%). The Net Investment Income for Investor Class shares would have been (0.24%).

Financial Highlights
Impax Small Cap Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
59
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Net asset value, beginning of year ................... $17.32 $15.91 $14.01 $18.66 $15.73
Net investment income (loss)
1
.................... (0.04) (0.01) (0.02) (0.03) 0.08
Net realized and unrealized gains (losses) ........... 2.06 2.32 1.92 (4.27) 4.65
Total from investment operations .................... 2.02 2.31 1.90 (4.30) 4.73
Distributions to shareholders
From net investment income ..................... — — — — 0.04
From net realized gains ......................... 1.18 0.90 — 0.35 1.76
Total distributions ............................... 1.18 0.90 — 0.35 1.80
Net asset value, end of year ....................... $18.16 $17.32 $15.91 $14.01 $18.66
Total return
2
................................... 11.45% 14.49% 13.56% (23.03)% 30.29%
Net assets, end of period (in $000’s) ................. $13,521 $12,763 $11,700 $10,895 $14,305
Ratios to average net assets
Net expenses including reimbursements and waivers .... 1.16% 1.15% 1.16% 1.16% 1.15%
Net investment income (loss) ...................... (0.25)% (0.05)% (0.10)% (0.23)%
3
0.44%
Total expenses excluding reimbursements and waivers ... 1.16% 1.15% 1.16% 1.16% 1.15%
Portfolio Turnover ............................... 36% 48% 43% 38% 44%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Class A shares would have remained the same at (23.03%). The Net Investment Income for Class A shares would have been (0.22%).

Financial Highlights
Impax Small Cap Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
60
a
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of year ................... $17.75 $16.26 $14.29 $18.99 $15.99
Net investment income (loss)
1
.................... (0.00)
2
0.04 0.02 0.01 0.14
Net realized and unrealized gains (losses) ........... 2.12 2.37 1.95 (4.34) 4.71
Total from investment operations .................... 2.12 2.41 1.97 (4.33) 4.85
Distributions to shareholders
From net investment income ..................... — 0.02 — 0.02 0.09
From net realized gains ......................... 1.18 0.90 — 0.35 1.76
Total distributions ............................... 1.18 0.92 — 0.37 1.85
Net asset value, end of year ....................... $18.69 $17.75 $16.26 $14.29 $18.99
Total return
3
................................... 11.74% 14.79% 13.79% (22.80)% 30.54%
Net assets, end of period (in $000’s) ................. $631,459 $620,214 $568,779 $484,498 $603,123
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.91% 0.90% 0.91% 0.91% 0.90%
Net investment income (loss) ...................... (0.00)%
4
0.21% 0.15% 0.03%
5
0.73%
Total expenses excluding reimbursements and waivers ... 0.91% 0.90% 0.91% 0.91% 0.90%
Portfolio Turnover ............................... 36% 48% 43% 38% 44%
1
Based on average shares outstanding during the period.
2
Less than $0.005 per share.
3
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
4
Rounds to less than 0.005%.

In 2022 the Adviser reimbursed the Fund losses related to a trading error in the amount of $63,091. Before the reimbursement by the Adviser, total return for Institutional
Class shares would have remained the same at (22.80%). The Net Investment Income for Institutional Class shares would have been 0.02%.

Financial Highlights
Impax US Sustainable Economy Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
61
a
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of year ................... $23.32 $22.51 $19.19 $25.28 $23.78
Net investment income
1
......................... 0.16 0.22 0.23 0.22 0.20
Net realized and unrealized gains (losses) ........... 3.50 4.39 4.42 (4.84) 6.83
Total from investment operations .................... 3.66 4.61 4.65 (4.62) 7.03
Distributions to shareholders
From net investment income ..................... 0.23 0.49 0.10 0.37 0.20
From net realized gains ......................... 1.15 3.31 1.23 1.06 5.33
Tax return of capital ............................ — — — 0.04 —
Total distributions ............................... 1.38 3.80 1.33 1.47 5.53
Net asset value, end of year ....................... $25.60 $23.32 $22.51 $19.19 $25.28
Total return
2
................................... 15.71% 20.41% 24.39% (18.25)% 30.02%
Net assets, end of period (in $000’s) ................. $217,981 $206,720 $185,687 $159,822 $205,407
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.70% 0.71% 0.70% 0.70% 0.74%
Net investment income ........................... 0.68% 0.87% 1.06% 1.01% 0.74%
Total expenses excluding reimbursements and waivers ... 0.84% 0.88% 0.88% 0.88% 0.88%
Portfolio Turnover ............................... 52% 45% 43% 37% 47%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
62
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Net asset value, beginning of year ................... $23.19 $22.41 $19.11 $25.18 $23.71
Net investment income
1
......................... 0.16 0.22 0.22 0.22 0.20
Net realized and unrealized gains (losses) ........... 3.49 4.36 4.42 (4.82) 6.80
Total from investment operations .................... 3.65 4.58 4.64 (4.60) 7.00
Distributions to shareholders
From net investment income ..................... 0.23 0.49 0.11 0.37 0.20
From net realized gains ......................... 1.15 3.31 1.23 1.06 5.33
Tax return of capital ............................ — — — 0.04 —
Total distributions ............................... 1.38 3.80 1.34 1.47 5.53
Net asset value, end of year ....................... $25.46 $23.19 $22.41 $19.11 $25.18
Total return
2
................................... 15.75% 20.37% 24.39% (18.24)% 29.99%
Net assets, end of period (in $000’s) ................. $10,153 $10,932 $9,469 $8,142 $10,150
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.70% 0.71% 0.70% 0.70% 0.74%
Net investment income ........................... 0.68% 0.87% 1.06% 1.01% 0.74%
Total expenses excluding reimbursements and waivers ... 0.84% 0.87% 0.88% 0.88% 0.88%
Portfolio Turnover ............................... 52% 45% 43% 37% 47%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax US Sustainable Economy Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
63
a
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of year ................... $24.55 $23.53 $19.99 $26.25 $24.52
Net investment income
1
......................... 0.24 0.30 0.29 0.28 0.28
Net realized and unrealized gains (losses) ........... 3.68 4.58 4.61 (5.02) 7.05
Total from investment operations .................... 3.92 4.88 4.90 (4.74) 7.33
Distributions to shareholders
From net investment income ..................... 0.29 0.55 0.13 0.42 0.27
From net realized gains ......................... 1.15 3.31 1.23 1.06 5.33
Tax return of capital ............................ — — — 0.04 —
Total distributions ............................... 1.44 3.86 1.36 1.52 5.60
Net asset value, end of year ....................... $27.03 $24.55 $23.53 $19.99 $26.25
Total return
2
................................... 16.00% 20.69% 24.65% (18.01)% 30.35%
Net assets, end of period (in $000’s) ................. $325,890 $118,840 $94,815 $80,572 $98,866
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.45% 0.46% 0.45% 0.45% 0.49%
Net investment income ........................... 0.92% 1.12% 1.31% 1.27% 0.99%
Total expenses excluding reimbursements and waivers ... 0.58% 0.62% 0.63% 0.63% 0.63%
Portfolio Turnover ............................... 52% 45% 43% 37% 47%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Sustainable Infrastructure Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
64
a
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of year ................... $8.78 $9.10 $8.53 $10.11 $14.17
Net investment income
1
......................... 0.18 0.19 0.22 0.24 0.41
Net realized and unrealized gains (losses) ........... 1.43 (0.33) 0.57 (1.61) 1.48
Total from investment operations .................... 1.61 (0.14) 0.79 (1.37) 1.89
Distributions to shareholders
From net investment income ..................... 0.22 0.18 0.22 0.21 0.32
From net realized gains ......................... — — — — 5.63
Total distributions ............................... 0.22 0.18 0.22 0.21 5.95
Net asset value, end of year ....................... $10.17 $8.78 $9.10 $8.53 $10.11
Total return
2
................................... 18.37% (1.56)% 9.33% (13.44)% 13.98%
Net assets, end of period (in $000’s) ................. $4,943 $5,787 $6,448 $5,816 $5,432
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.90% 0.87% 0.80% 0.80% 0.83%
Net investment income ........................... 1.83% 2.01% 2.45% 2.64% 2.70%
Total expenses excluding reimbursements and waivers ... 0.90% 0.90% 0.90% 0.90% 0.90%
Portfolio Turnover ............................... 53% 34% 89% 54% 127%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Sustainable Infrastructure Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
65
a
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of year ................... $8.82 $9.14 $8.57 $10.16 $14.21
Net investment income
1
......................... 0.21 0.21 0.24 0.26 0.43
Net realized and unrealized gains (losses) ........... 1.44 (0.32) 0.57 (1.62) 1.51
Total from investment operations .................... 1.65 (0.11) 0.81 (1.36) 1.94
Distributions to shareholders
From net investment income ..................... 0.25 0.21 0.24 0.23 0.36
From net realized gains ......................... — — — — 5.63
Total distributions ............................... 0.25 0.21 0.24 0.23 5.99
Net asset value, end of year ....................... $10.22 $8.82 $9.14 $8.57 $10.16
Total return
2
................................... 18.72% (1.30)% 9.55% (13.25)% 14.27%
Net assets, end of period (in $000’s) ................. $92,575 $82,453 $87,457 $101,022 $92,244
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.65% 0.62% 0.55% 0.55% 0.58%
Net investment income ........................... 2.07% 2.26% 2.69% 2.89% 2.81%
Total expenses excluding reimbursements and waivers ... 0.65% 0.65% 0.65% 0.65% 0.65%
Portfolio Turnover ............................... 53% 34% 89% 54% 127%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Opportunities Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
66
a
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of year ................... $16.24 $15.73 $13.69 $17.09 $14.66
Net investment income (loss)
1
.................... (0.00)
2
0.02 0.02 0.01 (0.02)
Net realized and unrealized gains (losses) ........... 1.53 0.95 2.05 (3.20) 2.76
Total from investment operations .................... 1.53 0.97 2.07 (3.19) 2.74
Distributions to shareholders
From net investment income ..................... 0.02 0.05 0.03 0.03 —
From net realized gains ......................... 1.12 0.41 — 0.18 0.31
Total distributions ............................... 1.14 0.46 0.03 0.21 0.31
Net asset value, end of year ....................... $16.63 $16.24 $15.73 $13.69 $17.09
Total return
3
................................... 9.43% 6.14% 15.16% (18.66)% 18.69%
Net assets, end of period (in $000’s) ................. $7,724 $7,952 $7,627 $5,260 $5,784
Ratios to average net assets
Net expenses including reimbursements and waivers .... 1.23% 1.23% 1.23% 1.23% 1.21%
Net investment income (loss) ...................... (0.02)% 0.14% 0.12% 0.09% (0.15)%
Total expenses excluding reimbursements and waivers ... 1.33% 1.33% 1.33% 1.33% 1.32%
Portfolio Turnover ............................... 49% 32% 33% 38% 30%
1
Based on average shares outstanding during the period.
2
Less than $0.005 per share.
3
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Opportunities Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
67
a
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of year ................... $16.37 $15.83 $13.75 $17.15 $14.69
Net investment income
1
......................... 0.04 0.06 0.06 0.05 0.02
Net realized and unrealized gains (losses) ........... 1.54 0.96 2.07 (3.22) 2.76
Total from investment operations .................... 1.58 1.02 2.13 (3.17) 2.78
Distributions to shareholders
From net investment income ..................... 0.04 0.07 0.05 0.05 0.01
From net realized gains ......................... 1.12 0.41 — 0.18 0.31
Total distributions ............................... 1.16 0.48 0.05 0.23 0.32
Net asset value, end of year ....................... $16.79 $16.37 $15.83 $13.75 $17.15
Total return
2
................................... 9.66% 6.41% 15.50% (18.49)% 18.96%
Net assets, end of period (in $000’s) ................. $118,949 $118,044 $114,505 $99,480 $137,236
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.98% 0.98% 0.98% 0.98% 0.96%
Net investment income ........................... 0.23% 0.37% 0.39% 0.34% 0.11%
Total expenses excluding reimbursements and waivers ... 1.08% 1.08% 1.08% 1.08% 1.07%
Portfolio Turnover ............................... 49% 32% 33% 38% 30%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Environmental Markets Fund
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
68
a
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of year ................... $22.51 $22.47 $19.41 $25.22 $21.08
Net investment income
1
......................... 0.07 0.06 0.09 0.07 0.14
Net realized and unrealized gains (losses) ........... 3.03 1.04 3.11 (5.78) 4.48
Total from investment operations .................... 3.10 1.10 3.20 (5.71) 4.62
Distributions to shareholders
From net investment income ..................... 0.13 0.10 0.14 0.04 0.13
From net realized gains ......................... 4.82 0.96 — 0.06 0.35
Total distributions ............................... 4.95 1.06 0.14 0.10 0.48
Net asset value, end of year ....................... $20.66 $22.51 $22.47 $19.41 $25.22
Total return
2
................................... 13.74% 4.87% 16.55% (22.62)% 21.95%
Net assets, end of period (in $000’s) ................. $149,514 $160,953 $177,310 $167,290 $227,902
Ratios to average net assets
Net expenses including reimbursements and waivers .... 1.18% 1.14% 1.16% 1.16% 1.15%
Net investment income ........................... 0.28% 0.26% 0.44% 0.37% 0.61%
Total expenses excluding reimbursements and waivers ... 1.18% 1.14% 1.16% 1.16% 1.15%
Portfolio Turnover ............................... 39% 30% 26% 35% 18%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
69
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Net asset value, beginning of year ................... $22.47 $22.44 $19.38 $25.17 $21.05
Net investment income
1
......................... 0.07 0.06 0.09 0.07 0.14
Net realized and unrealized gains (losses) ........... 3.02 1.03 3.11 (5.76) 4.46
Total from investment operations .................... 3.09 1.09 3.20 (5.69) 4.60
Distributions to shareholders
From net investment income ..................... 0.13 0.10 0.14 0.04 0.13
From net realized gains ......................... 4.82 0.96 — 0.06 0.35
Total distributions ............................... 4.95 1.06 0.14 0.10 0.48
Net asset value, end of year ....................... $20.61 $22.47 $22.44 $19.38 $25.17
Total return
2
................................... 13.72% 4.84% 16.58% (22.58)% 21.89%
Net assets, end of period (in $000’s) ................. $17,732 $17,848 $19,283 $17,292 $22,613
Ratios to average net assets
Net expenses including reimbursements and waivers .... 1.18% 1.14% 1.16% 1.16% 1.15%
Net investment income ........................... 0.28% 0.26% 0.43% 0.36% 0.61%
Total expenses excluding reimbursements and waivers ... 1.18% 1.14% 1.16% 1.16% 1.15%
Portfolio Turnover ............................... 39% 30% 26% 35% 18%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Environmental Markets Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
70
a
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of year ................... $22.78 $22.70 $19.58 $25.40 $21.23
Net investment income
1
......................... 0.13 0.12 0.14 0.12 0.21
Net realized and unrealized gains (losses) ........... 3.06 1.05 3.15 (5.82) 4.49
Total from investment operations .................... 3.19 1.17 3.29 (5.70) 4.70
Distributions to shareholders
From net investment income ..................... 0.16 0.13 0.17 0.06 0.18
From net realized gains ......................... 4.82 0.96 — 0.06 0.35
Total distributions ............................... 4.98 1.09 0.17 0.12 0.53
Net asset value, end of year ....................... $20.99 $22.78 $22.70 $19.58 $25.40
Total return
2
................................... 13.97% 5.12% 16.85% (22.39)% 22.23%
Net assets, end of period (in $000’s) ................. $1,504,272 $2,103,047 $2,249,833 $2,024,095 $2,495,005
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.93% 0.89% 0.91% 0.91% 0.90%
Net investment income ........................... 0.55% 0.51% 0.69% 0.63% 0.87%
Total expenses excluding reimbursements and waivers ... 0.93% 0.89% 0.91% 0.91% 0.90%
Portfolio Turnover ............................... 39% 30% 26% 35% 18%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Global Social Leaders Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
71
a
Year Ended December 31, Period
Ended
December 31,
2023
1
2025 2024
Investor Class
Net asset value, beginning of year ............................................ $11.11 $10.53 $10.00
Net investment income
2
.................................................. 0.02 0.06 0.00
3
Net realized and unrealized gains ........................................... 0.96 0.85 0.53
Total from investment operations ............................................. 0.98 0.91 0.53
Distributions to shareholders
From net investment income .............................................. 0.04 0.10 —
From net realized gains .................................................. — 0.23 —
Total distributions ........................................................ 0.04 0.33 —
Net asset value, end of year ................................................ $12.05 $11.11 $10.53
Total return
4
............................................................ 8.84% 8.61% 5.30%
Net assets, end of period (in $000’s) .......................................... $603 $93 $2
Ratios to average net assets
5
Net expenses including reimbursements and waivers ............................. 1.23% 1.23% 1.23%
Net investment income .................................................... 0.16% 0.50% 0.10%
Total expenses excluding reimbursements and waivers ............................ 11.61% 14.95% 25.89%
Portfolio Turnover ........................................................ 26% 30% 13%
6
1
For the period from November 30, 2023 (commencement of operations) through December 31, 2023.
2
Based on average shares outstanding during the period.
3
Less than $0.005 per share.
4
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
5
Ratios representing periods of less than one year have been annualized.

Not annualized.

Financial Highlights
Impax Global Social Leaders Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
72
a
Year Ended December 31, Period
Ended
December 31,
2023
1
2025 2024
Institutional Class
Net asset value, beginning of year ............................................ $11.13 $10.54 $10.00
Net investment income
2
.................................................. 0.07 0.09 0.01
Net realized and unrealized gains ........................................... 0.94 0.84 0.53
Total from investment operations ............................................. 1.01 0.93 0.54
Distributions to shareholders
From net investment income .............................................. 0.06 0.11 —
From net realized gains .................................................. — 0.23 —
Total distributions ........................................................ 0.06 0.34 —
Net asset value, end of year ................................................ $12.08 $11.13 $10.54
Total return
3
............................................................ 9.11% 8.88% 5.40%
Net assets, end of period (in $000’s) .......................................... $1,888 $1,720 $1,581
Ratios to average net assets
4
Net expenses including reimbursements and waivers ............................. 0.98% 0.98% 0.98%
Net investment income .................................................... 0.57% 0.78% 0.56%
Total expenses excluding reimbursements and waivers ............................ 12.26% 14.70% 25.64%
Portfolio Turnover ........................................................ 26% 30% 13%
5
1
For the period from November 30, 2023 (commencement of operations) through December 31, 2023.
2
Based on average shares outstanding during the period.
3
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.
4
Ratios representing periods of less than one year have been annualized.
5
Not annualized.

Financial Highlights
Impax Ellevate Global Women’s Leadership Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
73
a
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of year ................... $32.39 $31.66 $27.26 $35.14 $30.34
Net investment income
1
......................... 0.42 0.45 0.57 0.42 0.39
Net realized and unrealized gains (losses) ........... 5.17 3.35 4.34 (7.45) 4.84
Total from investment operations .................... 5.59 3.80 4.91 (7.03) 5.23
Distributions to shareholders
From net investment income ..................... 0.59 0.76 0.51 0.24 0.43
From net realized gains ......................... 2.81 2.31 — 0.61 —
Total distributions ............................... 3.40 3.07 0.51 0.85 0.43
Net asset value, end of year ....................... $34.58 $32.39 $31.66 $27.26 $35.14
Total return
2
................................... 17.36% 12.08% 18.14% (19.98)% 17.27%
Net assets, end of period (in $000’s) ................. $139,015 $138,288 $137,887 $123,060 $160,749
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.78% 0.77% 0.77% 0.77% 0.76%
Net investment income ........................... 1.23% 1.36% 1.95% 1.42% 1.18%
Total expenses excluding reimbursements and waivers ... 0.78% 0.77% 0.77% 0.77% 0.76%
Portfolio Turnover ............................... 38% 63% 32% 45% 43%
3
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilized one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021.

Financial Highlights
Impax Ellevate Global Women’s Leadership Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
74
a
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of year ................... $32.68 $31.92 $27.45 $35.33 $30.50
Net investment income
1
......................... 0.51 0.54 0.64 0.49 0.48
Net realized and unrealized gains (losses) ........... 5.22 3.37 4.37 (7.48) 4.86
Total from investment operations .................... 5.73 3.91 5.01 (6.99) 5.34
Distributions to shareholders
From net investment income ..................... 0.67 0.84 0.54 0.28 0.51
From net realized gains ......................... 2.81 2.31 — 0.61 —
Total distributions ............................... 3.48 3.15 0.54 0.89 0.51
Net asset value, end of year ....................... $34.93 $32.68 $31.92 $27.45 $35.33
Total return
2
................................... 17.67% 12.35% 18.41% (19.76)% 17.56%
Net assets, end of period (in $000’s) ................. $569,099 $590,263 $695,585 $648,037 $854,540
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.53% 0.52% 0.52% 0.52% 0.51%
Net investment income ........................... 1.48% 1.61% 2.20% 1.67% 1.43%
Total expenses excluding reimbursements and waivers ... 0.53% 0.52% 0.52% 0.52% 0.51%
Portfolio Turnover ............................... 38% 63% 32% 45% 43%
3
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilized one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 26% for the year ended December 31, 2021.

Financial Highlights
Impax International Sustainable Economy Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
75
a
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of year ................... $10.41 $10.24 $8.80 $10.99 $10.35
Net investment income
1
......................... 0.26 0.24 0.23 0.21 0.22
Net realized and unrealized gains (losses) ........... 2.70 0.26 1.42 (2.19) 0.90
Total from investment operations .................... 2.96 0.50 1.65 (1.98) 1.12
Distributions to shareholders
From net investment income ..................... 0.31 0.25 0.21 0.21 0.23
From net realized gains ......................... 0.54 0.08 — — 0.25
Total distributions ............................... 0.85 0.33 0.21 0.21 0.48
Net asset value, end of year ....................... $12.52 $10.41 $10.24 $8.80 $10.99
Total return
2
................................... 28.62% 4.87% 18.92% (18.00)% 10.88%
Net assets, end of period (in $000’s) ................. $122,646 $93,094 $88,042 $81,939 $90,993
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.69% 0.70% 0.70% 0.72% 0.72%
Net investment income ........................... 2.20% 2.22% 2.44% 2.30% 1.98%
Total expenses excluding reimbursements and waivers ... 0.69% 0.70% 0.70% 0.72% 0.72%
Portfolio Turnover ............................... 52% 46% 56% 51% 55%
3
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilized one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021.

Financial Highlights
Impax International Sustainable Economy Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
76
a
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of year ................... $10.17 $10.02 $8.61 $10.76 $10.14
Net investment income
1
......................... 0.28 0.26 0.24 0.23 0.24
Net realized and unrealized gains (losses) ........... 2.63 0.25 1.41 (2.15) 0.89
Total from investment operations .................... 2.91 0.51 1.65 (1.92) 1.13
Distributions to shareholders
From net investment income ..................... 0.33 0.28 0.24 0.23 0.26
From net realized gains ......................... 0.54 0.08 — — 0.25
Total distributions ............................... 0.87 0.36 0.24 0.23 0.51
Net asset value, end of year ....................... $12.21 $10.17 $10.02 $8.61 $10.76
Total return
2
................................... 28.91% 5.04% 19.28% (17.80)% 11.19%
Net assets, end of period (in $000’s) ................. $1,473,562 $1,132,210 $1,047,680 $743,946 $787,829
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.44% 0.45% 0.45% 0.47% 0.47%
Net investment income ........................... 2.42% 2.48% 2.62% 2.57% 2.22%
Total expenses excluding reimbursements and waivers ... 0.44% 0.45% 0.45% 0.47% 0.47%
Portfolio Turnover ............................... 52% 46% 56% 51% 55%
3
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Sustainable Economy Fund utilized one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 41% for the year ended December 31, 2021.

Financial Highlights
Impax Core Bond Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
77
a
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of year ................... $8.69 $8.88 $8.68 $10.21 $10.56
Net investment income
1
......................... 0.33 0.31 0.25 0.18 0.14
Net realized and unrealized gains (losses) ........... 0.22 (0.19) 0.21 (1.52) (0.31)
Total from investment operations .................... 0.55 0.12 0.46 (1.34) (0.17)
Distributions to shareholders
From net investment income ..................... 0.33 0.31 0.26 0.19 0.16
From net realized gains ......................... — — — — 0.02
Total distributions ............................... 0.33 0.31 0.26 0.19 0.18
Net asset value, end of year ....................... $8.91 $8.69 $8.88 $8.68 $10.21
Total return
2
................................... 6.44% 1.33% 5.36% (13.16)% (1.63)%
Net assets, end of period (in $000’s) ................. $15,803 $12,726 $11,926 $12,029 $14,076
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.73% 0.72% 0.72% 0.71% 0.71%
Net investment income ........................... 3.75% 3.53% 2.92% 1.99% 1.35%
Total expenses excluding reimbursements and waivers ... 0.73% 0.72% 0.72% 0.71% 0.71%
Portfolio Turnover ............................... 137% 124% 79% 70% 48%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Core Bond Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
78
a
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of year ................... $8.68 $8.88 $8.68 $10.21 $10.56
Net investment income
1
......................... 0.35 0.33 0.28 0.21 0.16
Net realized and unrealized gains (losses) ........... 0.23 (0.20) 0.20 (1.52) (0.30)
Total from investment operations .................... 0.58 0.13 0.48 (1.31) (0.14)
Distributions to shareholders
From net investment income ..................... 0.35 0.33 0.28 0.22 0.19
From net realized gains ......................... — — — — 0.02
Total distributions ............................... 0.35 0.33 0.28 0.22 0.21
Net asset value, end of year ....................... $8.91 $8.68 $8.88 $8.68 $10.21
Total return
2
................................... 6.82% 1.46% 5.62% (12.94)% (1.38)%
Net assets, end of period (in $000’s) ................. $841,495 $822,675 $884,413 $787,620 $771,495
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.48% 0.47% 0.47% 0.46% 0.46%
Net investment income ........................... 4.00% 3.78% 3.19% 2.26% 1.60%
Total expenses excluding reimbursements and waivers ... 0.48% 0.47% 0.47% 0.46% 0.46%
Portfolio Turnover ............................... 137% 124% 79% 70% 48%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax High Yield Bond Fund
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
79
a
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of year ................... $6.04 $6.02 $5.73 $6.90 $6.97
Net investment income
1
......................... 0.36 0.33 0.33 0.29 0.27
Net realized and unrealized gains (losses) ........... 0.15 0.02 0.29 (1.17) (0.07)
Total from investment operations .................... 0.51 0.35 0.62 (0.88) 0.20
Distributions to shareholders
From net investment income ..................... 0.36 0.33 0.33 0.29 0.27
Total distributions ............................... 0.36 0.33 0.33 0.29 0.27
Net asset value, end of year ....................... $6.19 $6.04 $6.02 $5.73 $6.90
Total return
2
................................... 8.72% 6.06% 11.09% (12.89)% 2.96%
Net assets, end of period (in $000’s) ................. $115,414 $123,274 $131,044 $137,689 $172,881
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.95% 0.93% 0.93% 0.92% 0.93%
Net investment income ........................... 5.93% 5.49% 5.63% 4.70% 3.86%
Total expenses excluding reimbursements and waivers ... 0.95% 0.93% 0.93% 0.92% 0.93%
Portfolio Turnover ............................... 84% 61% 29% 35% 51%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax High Yield Bond Fund
(continued)
www.impaxam.com
Annual Report SEE NOTES TO FINANCIAL STATEMENTS
80
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Net asset value, beginning of year ................... $6.05 $6.03 $5.74 $6.92 $6.98
Net investment income
1
......................... 0.36 0.33 0.33 0.29 0.27
Net realized and unrealized gains (losses) ........... 0.15 0.03 0.29 (1.18) (0.06)
Total from investment operations .................... 0.51 0.36 0.62 (0.89) 0.21
Distributions to shareholders
From net investment income ..................... 0.36 0.34 0.33 0.29 0.27
Total distributions ............................... 0.36 0.34 0.33 0.29 0.27
Net asset value, end of year ....................... $6.20 $6.05 $6.03 $5.74 $6.92
Total return
2
................................... 8.73% 6.06% 11.08% (12.99)% 3.11%
Net assets, end of period (in $000’s) ................. $6,358 $4,358 $4,294 $5,011 $7,102
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.95% 0.93% 0.93% 0.92% 0.93%
Net investment income ........................... 5.92% 5.49% 5.63% 4.68% 3.85%
Total expenses excluding reimbursements and waivers ... 0.95% 0.93% 0.93% 0.92% 0.93%
Portfolio Turnover ............................... 84% 61% 29% 35% 51%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax High Yield Bond Fund
(continued)
www.impaxam.com
SEE NOTES TO FINANCIAL STATEMENTS Annual Report
81
a
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of year ................... $6.02 $6.00 $5.71 $6.88 $6.94
Net investment income
1
......................... 0.38 0.34 0.34 0.30 0.28
Net realized and unrealized gains (losses) ........... 0.15 0.03 0.29 (1.17) (0.04)
Total from investment operations .................... 0.53 0.37 0.63 (0.87) 0.24
Distributions to shareholders
From net investment income ..................... 0.38 0.35 0.34 0.30 0.30
Total distributions ............................... 0.38 0.35 0.34 0.30 0.30
Net asset value, end of year ....................... $6.17 $6.02 $6.00 $5.71 $6.88
Total return
2
................................... 9.00% 6.33% 11.39% (12.72)% 3.36%
Net assets, end of period (in $000’s) ................. $414,054 $413,611 $428,004 $443,891 $560,469
Ratios to average net assets
Net expenses including reimbursements and waivers .... 0.70% 0.68% 0.68% 0.67% 0.69%
Net investment income ........................... 6.18% 5.74% 5.89% 4.95% 4.08%
Total expenses excluding reimbursements and waivers ... 0.70% 0.68% 0.68% 0.67% 0.69%
Portfolio Turnover ............................... 84% 61% 29% 35% 51%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.

Financial Highlights
Impax Sustainable Allocation Fund
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Annual Report SEE NOTES TO FINANCIAL STATEMENTS
82
a
Year Ended December 31,
2025 2024 2023 2022 2021
Investor Class
Net asset value, beginning of year ................... $25.82 $24.92 $22.78 $28.98 $26.36
Net investment income
1
......................... 0.49 0.50 0.43 0.33 0.23
Net realized and unrealized gains (losses) ........... 2.30 1.36 2.55 (5.11) 3.79
Total from investment operations .................... 2.79 1.86 2.98 (4.78) 4.02
Distributions to shareholders
From net investment income ..................... 0.54 0.51 0.34 0.29 0.23
From net realized gains ......................... 1.98 0.45 0.50 1.13 1.17
Total distributions ............................... 2.52 0.96 0.84 1.42 1.40
Net asset value, end of year ....................... $26.09 $25.82 $24.92 $22.78 $28.98
Total return
2
................................... 10.86% 7.50% 13.17% (16.42)% 15.31%
Net assets, end of period (in $000’s) ................. $1,320,795 $1,336,213 $1,371,707 $1,299,467 $1,652,892
Ratios to average net assets
Net expenses including reimbursements and waivers
3
.... 0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income ........................... 1.85% 1.92% 1.82% 1.29% 0.80%
Total expenses excluding reimbursements and waivers
3
.. 0.30% 0.30% 0.30% 0.30% 0.30%
Portfolio Turnover ............................... 13% 9% 7% 4% 4%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.64% for the year ended December 31, 2025, 0.63% for the year ended December 31, 2024, 0.62% for the year ended December 31, 2023, 0.60% for the year ended December 31, 2022 and 0.59% for the year ended December 31, 2021.

Financial Highlights
Impax Sustainable Allocation Fund
(continued)
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SEE NOTES TO FINANCIAL STATEMENTS Annual Report
83
a
Year Ended December 31,
2025 2024 2023 2022 2021
Institutional Class
Net asset value, beginning of year ................... $26.45 $25.47 $23.24 $29.54 $26.83
Net investment income
1
......................... 0.58 0.58 0.50 0.40 0.32
Net realized and unrealized gains (losses) ........... 2.35 1.39 2.60 (5.22) 3.86
Total from investment operations .................... 2.93 1.97 3.10 (4.82) 4.18
Distributions to shareholders
From net investment income ..................... 0.57 0.54 0.37 0.35 0.30
From net realized gains ......................... 1.98 0.45 0.50 1.13 1.17
Total distributions ............................... 2.55 0.99 0.87 1.48 1.47
Net asset value, end of year ....................... $26.83 $26.45 $25.47 $23.24 $29.54
Total return
2
................................... 11.15% 7.78% 13.44% (16.22)% 15.64%
Net assets, end of period (in $000’s) ................. $1,068,191 $966,794 $927,608 $845,463 $974,940
Ratios to average net assets
Net expenses including reimbursements and waivers
3
.... 0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income ........................... 2.11% 2.18% 2.07% 1.56% 1.10%
Total expenses excluding reimbursements and waivers
3
.. 0.05% 0.05% 0.05% 0.05% 0.05%
Portfolio Turnover ............................... 13% 9% 7% 4% 4%
1
Based on average shares outstanding during the period.
2
Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges.
3
The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.64% for the year ended December 31, 2025, 0.63% for the year ended December 31, 2024, 0.62% for the year ended December 31, 2023, 0.60% for the year ended December 31, 2022 and 0.59% for the year ended December 31, 2021.

Notes to Financial Statements
December 31, 2025

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Annual Report
Impax Funds Series Trust I and Impax Funds Series Trust III
NOTE A—Organization and Summary of Significant Accounting Policies
Organization Impax Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of December 31, 2025, Trust I offered eleven investment funds: Impax Large Cap
Fund (the “Large Cap Fund”), Impax Small Cap Fund (the “Small Cap Fund”), Impax US Sustainable Economy Fund (the “US
Sustainable Economy Fund”), Impax Global Sustainable Infrastructure Fund (the “Global Sustainable Infrastructure Fund”),
Impax Global Opportunities Fund (the “Global Opportunities Fund”), Impax Global Environmental Markets Fund (the “Global
Environmental Markets Fund”), Impax Global Social Leaders Fund (the "Global Social Leaders Fund"), Impax International
Sustainable Economy Fund (the “International Sustainable Economy Fund”), Impax Core Bond Fund (the “Core Bond Fund”),
Impax High Yield Bond Fund (the “High Yield Bond Fund”), and Impax Sustainable Allocation Fund (the “Sustainable Allocation
Fund”).
Impax Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Impax Ellevate Global
Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III.
These financial statements relate to all funds (each a “Fund”, collectively, the “Funds”) offered under both Trust I and Trust III
(each a “Trust”, collectively, the “Trusts”).
The Large Cap Fund, Global Sustainable Infrastructure Fund, Global Opportunities Fund, Global Social Leaders Fund, Global
Women’s Leadership Fund, International Sustainable Economy Fund, Core Bond Fund and Sustainable Allocation Fund
each offer two classes of shares—Investor Class shares and Institutional Class shares. The Small Cap Fund, US Sustainable
Economy Fund, Global Environmental Markets Fund and High Yield Bond Fund each offer three classes of shares—Investor
Class shares, Class A shares and Institutional Class shares. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.
The Funds seek to avoid investing in issuers that Impax Asset Management LLC ("IAM" or the "Adviser") has determined have significant involvement in the manufacture or sale of weapons or firearms, manufacture of tobacco products or engage in business practices that their investment adviser determines to be sub-standard from an Environmental, Social and
Governance (ESG) or sustainability perspective in relation to their industry, sector, asset class or universe peers. Under normal market conditions, and as a result of the Adviser's focus on the risks and opportunities accompanying the transition to a more sustainable economy, the Funds will not invest in securities of companies that the Adviser determines derive revenues or profits from fossil fuel exploration and production, or derive significant (more than 5%) revenues or profits from fossil fuel refining, processing, storage, transportation and distribution. However, a company that derives significant revenues or profits from fossil fuel refining, processing, storage, transportation and distribution may be included in the Fund’s portfolio if the
Adviser determines that such company has credible plans for climate risk mitigation aligned with the transition to net zero.
The Large Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Standard & Poor’s 500 Index as measured by market capitalization.

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Annual Report
December 31, 2025
The Small Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization.
The US Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization U.S. equity securities. The Fund also may invest up to 20% of its assets in non-U.S. issuers, including emerging market investments and American depository receipts (ADRs).
The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser determines derive significant revenues
(i.e., at least 20% of revenues) from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets.
The Global Opportunities Fund’s investment objective is to seek long-term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in companies that its Adviser or Impax Asset Management Ltd. (the "Sub-Adviser") believe will benefit from the transition to a more sustainable global economy - the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well-positioned to benefit from or avoid the risks associated with this transition. Under normal market conditions, the
Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the
United States, including those located in emerging markets.
The Global Environmental Markets Fund's investment objective is to seek long-term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services & resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture. The
Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the foregoing companies and will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets.
The Global Social Leaders Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Fund’s Sub-Adviser has determined are “social leaders.” To identify social leaders, the Fund’s Sub-Adviser identifies a universe of companies that it has determined (1) derive significant revenues (i.e., at least 20% of revenues) from “social markets,” meaning products or services that address societal challenges, including meeting basic needs, such as food, water, and shelter, or essential services, such as transportation and utilities; broadening economic participation by enabling access to education, jobs, financial services and/or digital services; or improving quality of life through accessible and affordable health care and wellness; and (2) also demonstrate positive behaviors through policies and programs that foster diverse, inclusive and equitable workplace cultures. From this universe, the Fund’s Sub-Adviser selects portfolio companies for the Fund that it determines to be social leaders on a company-by-company basis primarily through the use of fundamental financial analysis, which includes an analysis of ESG factors that the Fund’s Sub-Adviser has

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Annual Report
Notes to Financial Statements, continued
December 31, 2025
determined are financially material. The Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.
The Global Women's Leadership Fund's investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser has determined are “global women's leaders.” To identify these companies, the
Adviser constructs an investment universe by (1) ranking companies in developed markets that meet a minimum market cap threshold of $8 billion according to the Adviser’s proprietary gender leadership score; (2) excluding companies ranking in the bottom 50% based on gender leadership scores; (3) excluding companies that fail to meet certain ESG or sustainability criteria; and (4) applying quantitative screens consisting of valuation and quality metrics. Under normal market conditions, the
Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women's Leadership Fund would normally invest at least 30% of its assets) in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States. The Fund is not constrained by any particular investment style, and may therefore invest in “growth”
stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.
The International Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, more than 80% of its net assets (plus any borrowings for investment purposes) in large-capitalization equity securities in non-U.S. developed markets, including American depositary receipts, Global depositary receipts and Euro depositary receipts. The Fund may take significant positions in one or more non-
U.S. developed markets, including the Asia and Pacific region and the European Union.
The Core Bond Fund’s investment objective is to seek income and conservation of principal. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard & Poor’s Ratings Group or Baa3 or higher by
Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality.
The High Yield Bond Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the High Yield Bond Fund seeks capital appreciation. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield
Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds”.
The Sustainable Allocation Fund’s primary investment objective is to seek income and conservation of principal. As a secondary investment objective, the Fund seeks long-term growth of capital. The Fund uses a team approach to allocate among multiple funds managed by the Adviser (“Underlying Funds”) in order to seek to achieve its investment objectives.
The Adviser will allocate the Fund’s assets among Underlying Funds in its sole discretion. The Fund seeks to achieve its investment objectives, under normal market conditions, by investing (indirectly through the use of Underlying Funds)
approximately 50%-75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25%-50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).

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December 31, 2025
Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.
Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds apply
Investment Company accounting and reporting guidance.
Valuation of Investments  For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the
NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.
U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or
NAV determined earlier that day.
For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s
NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The
Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds’ portfolio investments, in accordance with policies and procedures approved by the Boards.
In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and
Valuation Committee, as the “valuation designee” to make fair value determinations for all of the Funds’ investments for which market quotations are not readily available.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters).
The Funds may determine the fair value of investments based on information provided by pricing services and other third-
party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur

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Annual Report
Notes to Financial Statements, continued
December 31, 2025
after the close of the relevant market and the usual time of valuation. At December 31, 2025, two securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The High Yield Bond Fund held two securities fair valued at $435,255, representing 0.08% of the Fund’s net assets.
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’
fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the
U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
Fair Value Measurements  Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.
Equity Securities  Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.
Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S.
Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal
Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.
Affiliated and Unaffiliated Investment Companies  Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.
Short-Term Investments  Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

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December 31, 2025
The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2025:
Level 1 Level 2 Level 3 Totals
Large Cap Fund
Common Stocks $ 929,638,031 $ — $ — $ 929,638,031
Cash Equivalents 5,084,578 — — 5,084,578
Total $ 934,722,609 $ — $ — $ 934,722,609
Small Cap Fund
Common Stocks $ 738,492,729 $ — $ — $ 738,492,729
Cash Equivalents 7,713,469 — — 7,713,469
Total $ 746,206,198 $ — $ — $ 746,206,198
US Sustainable Economy Fund
Common Stocks $ 549,577,312 $ — $ — $ 549,577,312
Cash Equivalents 4,643,564 — — 4,643,564
Total $ 554,220,876 $ — $ — $ 554,220,876
Global Sustainable Infrastructure
Fund
Common Stocks $ 57,648,493 $ 38,555,368 $ — $ 96,203,861
Cash Equivalents 1,023,413 — — 1,023,413
Total $ 58,671,906 $ 38,555,368 $ — $ 97,227,274
Global Opportunities Fund
Common Stocks $ 84,917,754 $ 39,737,268 $ — $ 124,655,022
Cash Equivalents 1,757,081 — — 1,757,081
Total $ 86,674,835 $ 39,737,268 $ — $ 126,412,103
Global Environmental Markets
Fund
Common Stocks $ 1,105,547,802 $ 541,223,987 $ — $ 1,646,771,789
Cash Equivalents 20,855,540 — — 20,855,540
Total $ 1,126,403,342 $ 541,223,987 $ — $ 1,667,627,329
Global Social Leaders Fund
Common Stocks $ 1,536,970 $ 861,789 $ — $ 2,398,759
Cash Equivalents 134,158 — — 134,158
Total $ 1,671,128 $ 861,789 $ — $ 2,532,917
Global Women’s Leadership Fund
Common Stocks $ 525,312,096 $ 175,187,101 $ — $ 700,499,197
Cash Equivalents 6,306,135 — — 6,306,135
Total $ 531,618,231 $ 175,187,101 $ — $ 706,805,332
International Sustainable
Economy Fund
Common Stocks $ 13,700,923 $ 1,549,611,906 $ — $ 1,563,312,829
Cash Equivalents 23,537,355 — — 23,537,355
Total $ 37,238,278 $ 1,549,611,906 $ — $ 1,586,850,184
Core Bond Fund
Community Investment Notes $ — $ 249,275 $ — $ 249,275
Corporate Bonds — 265,183,076 — 265,183,076
Foreign Government and Agency
Securities — 12,625,466 — 12,625,466

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Annual Report
Notes to Financial Statements, continued
December 31, 2025
In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser's assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information. Significant unobservable inputs were used by two Funds for Level 3 fair value measurements.
Investment Transactions  Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.
Investment Income  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the premium amortization period is to the earliest call date.
Distributions to Shareholders  Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates.
The Funds (except Core Bond Fund and High Yield Bond Fund) expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually.
The Core Bond Fund and High Yield Bond Fund expect to pay dividends of net investment income, if any, monthly and to make distributions of capital gains, if any, at least annually. A shareholder begins earning dividends on the Core Bond Fund and High Yield Bond Fund shares the day after the Funds receive his or her purchase payment. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Level 1 Level 2 Level 3 Totals
U.S. Government and Agency
Securities — 184,535,507 — 184,535,507
Asset-Backed Securities — 50,801,948 — 50,801,948
Mortgage-Backed Securities — 267,561,793 — 267,561,793
Municipal Bonds — 8,796,837 — 8,796,837
Supranational — 48,182,430 — 48,182,430
Cash Equivalents 13,387,551 — — 13,387,551
Total $ 13,387,551 $ 837,936,332 $ — $ 851,323,883
High Yield Bond Fund
Common Stocks $ — $ — $ 421,311 $ 421,311
Preferred Stocks — — 13,944 13,944
Community Investment Notes — 249,275 — 249,275
Corporate Bonds — 498,926,740 — 498,926,740
Asset-Backed Securities — 5,662,723 — 5,662,723
Loans — 14,363,696 — 14,363,696
Cash Equivalents 9,383,724 — — 9,383,724
Total $ 9,383,724 $ 519,202,434 $ 435,255 $ 529,021,413
Sustainable Allocation Fund
Management Investment
Companies $ 2,349,303,498 $ — $ — $ 2,349,303,498
Cash Equivalents 34,602,840 — — 34,602,840
Total $ 2,383,906,338 $ — $ — $ 2,383,906,338
See Schedules of Investments for additional detailed industry classifications.

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December 31, 2025
Class Accounting Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of each of the Funds. Expenses of the Funds that are directly identifiable to a specific Fund, such as transfer agent fees, custody fees and registration fees, are applied to that
Fund. Expenses that are not readily identifiable to a specific Fund, such as printing expense, Trustees’ fees and legal fees, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Investment income, realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class of shares.
Federal Income Taxes  Each of the Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no federal income or excise tax provision is required. The Funds are treated as separate entities for federal income tax purposes.
Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.
Non-U.S.Securities  Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some
Fund investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, a Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers;
different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.
Redemption Fee (High Yield Bond Fund Only)  Generally, a redemption of shares of the High Yield Bond Fund is subject to a redemption fee of 2.00% of the net asset value of the shares redeemed or exchanged if such redemption occurs within 30 days after purchase of such shares. The redemption fee applies to exchanges for shares of other Impax Funds as well as to redemptions for cash. In cases when redeeming shareholders hold shares purchased on different dates, the first-in/first-out method will be used to determine which shares are being redeemed, and therefore whether a redemption fee will be imposed.
Redemption fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the High Yield Bond Fund for the purpose of offsetting any costs associated with short-term trading in shares of the Fund. The redemption fee is not a sales charge (load); it is retained by the Fund and does not benefit the Adviser, the Distributor or any third party. There is no assurance that the use of redemption fees will be successful in discouraging frequent short-term trading in Fund shares.
Securities Lending  The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement)
with J.P. Morgan Chase Bank, N.A. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in government money market funds. Borrowers may also pledge non-
cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. As of December 31, 2025, non-cash collateral consisted of common stock, U.S. Treasuries, short-term U.S. Government agency obligations and sovereign debt.

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Annual Report
Notes to Financial Statements, continued
December 31, 2025
The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.
A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.
As of December 31, 2025, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:
*
Non-cash collateral is not included in the financial statements.
For the Small Cap Fund and US Sustainable Economy Fund all of the securities on loan at December 31, 2025 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund all of the securities on loan on
December 31, 2025 are classified as Corporate Bonds on the Fund's Schedule of Investments.
Segment Reporting The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
- Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the Funds' adviser acts as the Funds' CODM. The
Funds represent single operating segments, as the CODM monitors the operating results of the Funds as a whole and the
Funds' long-term strategic asset allocation is pre-determined in accordance with the single investment objective which is executed by the Funds' portfolio managers as a team. The financial information in the form of the Funds' portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Funds' comparative benchmarks and to make resource allocation decisions for the Funds' single segment, is consistent with that presented within the Funds' financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as
"total assets", significant segment expenses are listed on the accompanying statement of operations, and other information about the segment's performance, including total return, portfolio turnover and expense ratios are reflected within the Financial
Highlights
Fund
Market Value
of Securities
Loaned
Payable on
Collateral Due to
Broker
Non-Cash
Collateral Value *
Over (Under)
Collateralized
Small Cap Fund $ 18,550,541 $ — $ 18,955,136 $ 404,595
US Sustainable Economy Fund 124,365 126,875 — 2,510
Core Bond Fund 1,891,515 810,775 1,121,609 40,869

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Annual Report
December 31, 2025
NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties
Each of Trust I and Trust III have entered into an Investment Advisory Contract (the “Management Contract”) with Impax Asset
Management LLC (“IAM”) (the “Adviser”). Pursuant to the terms of the Management Contract, the Adviser, subject to the supervision of the Boards of Trustees of the Trusts, is responsible for managing the assets of the Funds in accordance with the
Funds’ investment objectives, investment programs and policies.
Pursuant to the Management Contract, the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested.
The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds.
In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):
* The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, custodian fees, legal fees and other expenses.
1
The management fee is 0.65% based on average net assets up to $2 billion; 0.62% for assets of $2 billion to $3 billion; 0.58% for assets of
$3 billion to $4 billion; and 0.55% for assets over $4 billion.
2
Management contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2026. The gross management fee (before waiver) is 0.65% based on average net assets up to $225 million; 0.55% for assets of $225 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.
3
The management fee is 0.65% based on average net assets up to $150 million; 0.55% for assets of $150 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.
4
Management has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and
Acquired Fund Fees and Expenses, if any) allocable to Institutional Class and Investor Class shares of the Fund to the extent such expenses exceed 0.98% and 1.23% of the average daily net assets of Institutional Class and Investor Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2026.
5
The management fee is 0.80% based on average net assets up to $1 billion; 0.75% for assets of $1 billion to $1.5 billion; 0.70% for assets of
$1.5 billion to $2 billion; 0.65% for assets of $2 billion to $3 billion; and 0.60% for assets over $3 billion.
Fund Annual Rate
Large Cap Fund
1
0.65%
Small Cap Fund 0.75%
US Sustainable Economy Fund
2
0.45%*
Global Sustainable Infrastructure Fund
3
0.65%*
Global Opportunities Fund
4
0.80%
Global Environmental Markets Fund
5
0.76%
Global Social Leaders Fund
6
0.80%
Global Women’s Leadership Fund
7
0.53%*
International Sustainable Economy Fund
8
0.44%*
Core Bond Fund 0.40%
High Yield Bond Fund 0.50%
Sustainable Allocation Fund 0.05%*

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Annual Report
Notes to Financial Statements, continued
December 31, 2025
6
Management has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and
Acquired Fund Fees and Expenses, if any) allocable to Institutional Class and Investor Class shares of the Fund to the extent such expenses exceed 0.98% and 1.23% of the average daily net assets of Institutional Class and Investor Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund’s Board of Trustees before May 1, 2027.
7
The management fee is 0.55% based on average net assets up to $375 million; 0.50% for assets of $375 million to $750 million; and 0.45%
for assets over $750 million.
8
The management fee is 0.48% based on average net assets up to $600 million; 0.45% for assets of $600 million to $750 million; and 0.40%
for assets over $750 million.
For the year ended December 31, 2025, the Funds incurred the following advisory fees:
The Adviser has contractually agreed to reimburse the Funds or limit expenses of the Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:
1
The Adviser has contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2026.
2
Expense caps for funds represent their respective unified management fees plus distribution and/or service fees payable under a plan pursuant to Rule 12b-1, as applicable to particular classes of shares.
3
The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2026.
Fund Amount
Large Cap Fund $ 7,140,304
Small Cap Fund 5,202,774
US Sustainable Economy Fund 2,723,497
Global Sustainable Infrastructure Fund 629,302
Global Opportunities Fund 1,020,184
Global Environmental Markets Fund 15,493,973
Global Social Leaders Fund 17,181
Global Women’s Leadership Fund 3,704,511
International Sustainable Economy Fund 6,326,359
Core Bond Fund 3,364,883
High Yield Bond Fund 2,642,451
Sustainable Allocation Fund 1,150,813
Expense Caps by Class
Fund Investor Class Class A Institutional Class
US Sustainable Economy Fund
1,2
0.70% 0.70% 0.45%
Global Sustainable Infrastructure Fund
2
0.90% 0.65%
Global Opportunities Fund
3
1.23% 0.98%
Global Social Leaders Fund
4
1.23% 0.98%
Global Women’s Leadership Fund
2
0.78% 0.53%
International Sustainable Economy Fund
2
0.69% 0.44%
Sustainable Allocation Fund
2
0.30% 0.05%

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Annual Report
December 31, 2025
4
The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 1, 2027.
Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Boards of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.
For the year ended December 31, 2025, the dollar amounts of expense reimbursements were as follows:
In addition, the Adviser waived its management fee from the following Funds:
Pursuant to a sub-advisory agreement, Impax Asset Management Ltd. (the “Sub-Adviser”) assists in the management of the
Global Environmental Markets Fund’s, Global Opportunities Fund’s and Global Social Leaders Fund's portfolios of securities.
The Sub-Adviser makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of the Fund and the determination of IAM that the contemplated investments satisfy the sustainable investing criteria applied to the Funds. As compensation for its sub-advisory services, the Sub-Adviser receives a fee from the Adviser, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets.
The Trusts have adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of certain shares as described below and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. Under the Plan, each Fund will pay its Distributor a distribution fee equal to 0.25% of the annual average daily net assets attributable to the Investor Class shares and Class A shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, or for providing personal services to investors in the indicated shares of such Fund and/or the maintenance of shareholder accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor’s services as principal underwriter of the indicated shares of such Fund.
Several individuals who are officers and/or Trustees of the Trusts are also employees of the Adviser.
NOTE C—Investment Information
Purchases and proceeds from sales of investments for the Funds for the year ended December 31, 2025 were as follows:
Total expenses reimbursed by Advisor
Fund Investor Class Institutional Class
Global Opportunities Fund $ 7,951 $ 122,749
Global Social Leaders Fund 28,840 196,579
Fund Amount
US Sustainable Economy Fund $ 628,895
Global Social Leaders Fund 14,224
Purchases Sales
Fund Investments
1
U.S. Gov’t Bonds Investments
1
U.S. Gov’t Bonds
Large Cap Fund $ 649,822,987 $ — $ 1,171,397,165 $ —
Small Cap Fund 242,684,490 — 302,753,406 —

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Annual Report
Notes to Financial Statements, continued
December 31, 2025
For federal income tax purposes, the identified cost of investments owned at December 31, 2025 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of December
31, 2025 were as follows for the Funds:
At December 31, 2025 the following Funds had unrealized foreign currency gains (losses):
Purchases Sales
Fund Investments
1
U.S. Gov’t Bonds Investments
1
U.S. Gov’t Bonds
US Sustainable Economy Fund $ 375,052,372 $ — $ 242,989,182 $ —
Global Sustainable Infrastructure Fund 49,838,655 — 54,142,412 —
Global Opportunities Fund 61,494,477 — 73,202,612 —
Global Environmental Markets Fund 772,881,029 — 1,647,785,644 —
Global Social Leaders Fund 1,031,754 — 542,007 —
Global Women’s Leadership Fund 263,058,164 — 382,780,803 —
International Sustainable Economy Fund 777,090,338 — 732,825,541 —
Core Bond Fund 456,921,045 686,484,180 470,685,895 676,419,238
High Yield Bond Fund 431,692,349 — 457,870,661 —
Sustainable Allocation Fund 416,363,783 — 307,000,001 —
1
Excluding short-term investments and U.S. Government Bonds
Fund
Identified cost of
investments for
Federal income
tax basis
Gross unrealized
appreciation
Gross unrealized
depreciation
Net unrealized
appreciation
(depreciation)
Large Cap Fund $ 631,316,186 $ 326,075,927 $ 22,669,504 $ 303,406,423
Small Cap Fund 616,207,939 206,514,219 76,515,960 129,998,259
US Sustainable Economy Fund 374,869,395 190,054,186 10,702,705 179,351,481
Global Sustainable Infrastructure Fund 84,499,713 14,998,799 2,271,238 12,727,561
Global Opportunities Fund 97,583,199 32,392,677 3,563,773 28,828,904
Global Environmental Markets Fund 1,190,058,598 527,065,173 49,496,442 477,568,731
Global Social Leaders Fund 2,174,067 468,905 110,055 358,850
Global Women’s Leadership Fund 494,218,509 231,732,938 19,146,115 212,586,823
International Sustainable Economy Fund 1,192,635,737 429,622,778 35,408,331 394,214,447
Core Bond Fund 862,524,634 7,611,055 18,811,806 (11,200,751)
High Yield Bond Fund 517,997,690 15,185,340 4,161,617 11,023,723
Sustainable Allocation Fund 2,119,704,319 337,191,813 72,989,794 264,202,019
Fund Amount
Small Cap Fund $ (32)
Global Sustainable Infrastructure Fund 13,197
Global Opportunities Fund 10,347
Global Environmental Markets Fund 152,599
Global Social Leaders Fund 3
Global Women’s Leadership Fund 51,571
International Sustainable Economy Fund 451,068

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Annual Report
December 31, 2025
Netting Agreements  During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of December 31, 2025, there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of December 31,
2025.
Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s
Adviser. At December 31, 2025, the Sustainable Allocation Fund held the following investments in affiliated Funds:
1
Includes realized capital gain distributions from an affiliated fund, if any.
Fund
Shares
Held at
12/31/2024
Gross
Additions
Gross
Reductions
Shares
Held at
12/31/2025
Sustainable Allocation Fund
Large Cap Fund 74,884,780 16,037,059 20,162,634 70,759,205
Small Cap Fund 6,320,888 369,644 279,798 6,410,734
US Sustainable Economy Fund — 6,988,938 267,379 6,721,559
Global Sustainable Infrastructure Fund 6,547,668 157,000 293,255 6,411,413
Global Opportunities Fund 4,214,207 276,943 220,995 4,270,155
Global Environmental Markets Fund 2,782,977 632,674 116,459 3,299,192
Global Women's Leadership Fund 1,970,528 191,328 84,293 2,077,563
International Sustainable Economy Fund 9,428,525 671,560 419,111 9,680,974
Core Bond Fund 84,651,569 3,332,255 4,226,941 83,756,883
High Yield Fund 18,221,512 1,156,962 — 19,378,474
Fund
Value at
12/31/2024
Dividend
Income
Realized
Gains/
Losses
1
Net change in
Unrealized
Appreciation/
Depreciation
Value at
12/31/2025
Sustainable Allocation Fund
Large Cap Fund $ 957,027,489 $ 3,267,898 $ 180,803,725 $ (116,379,523) $ 784,719,589
Small Cap Fund 112,195,771 — 6,690,248 5,930,596 119,816,615
US Sustainable Economy Fund — 1,844,861 8,309,182 28,529,700 181,683,743
Global Sustainable Infrastructure
Fund 57,750,434 1,592,126 54,734 9,127,351 65,524,645
Global Opportunities Fund 68,986,564 184,541 4,705,812 1,818,981 71,695,897
Global Environmental Markets
Fund 63,396,210 427,524 13,234,621 (4,808,321) 69,250,035
Global Women's Leadership Fund 64,396,865 1,315,131 5,561,890 4,295,377 72,569,263
International Sustainable
Economy Fund 95,888,097 3,149,849 5,657,957 18,508,795 118,204,698
Core Bond Fund 734,775,623 29,479,026 (5,269,408) 24,293,661 746,273,828
High Yield Fund 109,693,503 7,056,550 — 2,815,133 119,565,185
Total $ 2,264,110,556 $ 48,317,506 $ 219,748,761 $ (25,868,250) $ 2,349,303,498

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Annual Report
Notes to Financial Statements, continued
December 31, 2025
The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trusts’ Boards of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Fund from or to another Fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. The Funds did not engage in cross trades during the year ended December 31, 2025.
Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the
Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith pursuant to policies and procedures approved by the Boards. At December 31,
2025, the Core Bond Fund held $147,778,250 or 17.24% of net assets and the High Yield Bond Fund held $441,892,401 or
82.47% of net assets in securities exempt from registration under Rule 144A of the Act.
At December 31, 2025, the Core Bond Fund held $249,275 of illiquid securities, representing 0.03% of net assets and High
Yield Bond Fund held $684,530 of illiquid securities, representing 0.13% of net assets. The Fund will classify as “illiquid” all securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.
NOTE D—Tax Information
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss)
and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.
The tax character of distributions paid during 2025 and 2024 was as follows:
Security Acquisition Date Range Cost Market Value
Core Bond Fund
Envest Microfinance Cooperative, 4.000%, 4/20/2026 04/20/22-04/20/22 $ 250,000 $ 249,275
High Yield Bond Fund
Digicel Holdings Bermuda Ltd., Preferred Stocks 01/29/24-01/29/24 8,925 13,944
Digicel Holdings Bermuda Ltd., Common Stocks 01/29/24-01/29/24 44,161 421,311
Envest Microfinance Cooperative, 4.000%, 4/20/2026 04/20/22-04/20/22 250,000 249,275

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Annual Report
December 31, 2025
For the year ended December 31, 2025, the components of distributable earnings on a tax basis are as follows:
As of December 31, 2025, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:
Distributions paid in 2025 Distributions paid in 2024
Fund
Ordinary
income
Tax Return
of capital
Long term
capital gains
Ordinary
income
Tax Return
of capital
Long-term
capital gains
Large Cap Fund $ 4,539,016 $ — $ 212,278,441 $ 51,639,928 $ — $ 166,052,009
Small Cap Fund 7,087,736 — 38,038,681 16,720,693 — 19,495,795
US Sustainable Economy Fund 10,449,149 — 17,970,039 11,188,524 — 36,340,505
Global Sustainable Infrastructure Fund 2,355,106 — — 2,025,391 — —
Global Opportunities Fund 299,761 — 7,938,819 496,195 — 3,096,687
Global Environmental Markets Fund 12,521,524 — 329,412,886 12,785,996 — 93,630,588
Global Social Leaders Fund 10,630 — — 54,076 — 37
Global Women’s Leadership Fund 15,153,769 — 51,508,139 18,721,747 — 48,978,819
International Sustainable Economy Fund 58,510,952 — 49,983,576 41,137,069 — —
Core Bond Fund 33,680,445 — — 32,591,122 — —
High Yield Bond Fund 32,367,631 — — 31,046,952 — —
Sustainable Allocation Fund 78,286,675 — 134,895,325 49,296,554 — 35,651,867
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gain
Other Temporary
Differences
Net U nrealized
Appreciation
(Depreciation)
Large Cap Fund $ 849,965 $ 12,843,859 $ –
$ 303,406,423
Small Cap Fund 17,635,341 5,426,614 –
129,998,227
US Sustainable Economy Fund 1,609,774 3,362,275 –
179,351,482
Global Sustainable Infrastructure Fund – – (8,626,228)
12,740,758
Global Opportunities Fund 48,503 1,004,759 –
28,839,251
Global Environmental Markets Fund 7,993,466 16,202,265 (49,029)
477,721,328
Global Social Leaders Fund 129 – (34,614)
358,85 3
Global Women’s Leadership Fund 992,494 22,069,584 –
212,638,673
International Sustainable Economy Fund 2,728,308 2,630,047 (2,518,378)
394,665,516
Core Bond Fund 1,113,051 – (84,931,830)
(11,200,751)
High Yield Bond Fund – – (143,806,701)
11,023,722
Sustainable Allocation Fund 21,721,567 204,159,773 –
264,202,019
No Expiration
Fund Short-term Long-term
Global Sustainable Infrastructure Fund $ 361,708 $ 8,130,661
Global Social Leaders Fund 30,209 4,405
Core Bond Fund 36,131,373 48,800,457
High Yield Bond Fund 32,133,699 111,411,480
NOTE D—Tax Information

www.impaxam.com
Annual Report
Notes to Financial Statements, continued
December 31, 2025
The Global Sustainable Infrastructure Fund, Global Environmental Markets Fund and International Sustainable Economy Fund
incurred late-year ordinary losses of $133,859, $49,029 and $2,518,378, respectively. These losses are treated for federal income tax purposes as if they had occurred on January 1, 2026.
For the year ended December 31, 2025, the Funds recorded the following reclassifications:
For financial reporting purposes, the capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and tax treatment related to REITs, Passive Foreign Investment Companies, paydowns and bond amortization adjustments.
Distributions received from REITs may be classified as dividends, capital gains and/or return of capital.
Uncertain Tax Positions Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2022 through 2025). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the year ended December 31, 2025, no provision for federal income tax is necessary and, therefore, the
Funds did not have a liability for any unrecognized tax expenses.
Note E—Subsequent Events
On October 1, 2025, the Board approved a proposal to reorganize the Impax Global Sustainable Infrastructure Fund (the
"Target Fund") with and into Impax Global Infrastructure ETF (the "Acquiring Fund"), a newly organized series of the Trust that operates as an exchange-traded fund ("ETF") (the "Reorganization"). Upon completion of the Reorganization on February
2, 2026, all of the Target Fund's assets were transferred to the Acquiring Fund, and ETF shares of the Acquiring Fund were distributed to the Target Fund's shareholders in complete liquidation of the Target Fund.
Fund
Undistributed
Net Investment
Income
Accumulated Net
Realized Gain/
(Loss)
Paid In
Capital
Large Cap Fund $ (161,610) $ 161,610 $ –
Small Cap Fund 262,697 (262,697) –
US Sustainable Economy Fund 1,492,689 (1,492,689) –
Global Sustainable Infrastructure Fund (40,633) 40,633 –
Global Opportunities Fund 30,055 (30,055) –
Global Environmental Markets Fund (265,939) 265,939 –
Global Social Leaders Fund (205) 205 –
Global Women’s Leadership Fund 1,648,871 (1,648,871) –
International Sustainable Economy Fund 5,503,041 (5,503,041) –
Core Bond Fund 253,064 (253,064) –
High Yield Bond Fund (74,996) 74,996 –
Sustainable Allocation Fund 247 (247) –
NOTE D—Tax Information

Annual Report
Report of Independent Registered Public Accounting Firm
December 31, 2025
To the Boards of Trustees and Shareholders of Impax Funds Series Trust I and Impax Funds Series Trust III:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Impax Funds Series Trust I (“Trust I”) (comprising
Impax Sustainable Allocation Fund, Impax US Sustainable Economy Fund, Impax Small Cap Fund, Impax High Yield Bond
Fund, Impax Global Environmental Markets Fund, Impax International Sustainable Economy Fund, Impax Core Bond Fund,
Impax Large Cap Fund, Impax Global Opportunities Fund, Impax Global Sustainable Infrastructure Fund, and Impax Global
Social Leaders Fund) and Impax Funds Series Trust III (“Trust III”) (comprising Impax Ellevate Global Women’s Leadership
Fund) (Trust I and Trust III collectively, the “Trusts”) (all funds comprising the Trusts collectively, the “Funds”), including the schedules of investments, as of December 31, 2025, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at December 31, 2025, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the
Trusts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
Funds comprising Trust I
Statement of
Operations
Statements of
Changes in Net
Assets Financial Highlights
Impax Sustainable Allocation Fund
Impax US Sustainable Economy Fund
Impax Small Cap Fund
Impax High Yield Bond Fund
Impax Global Environmental Markets Fund
Impax International Sustainable Economy Fund
Impax Large Cap Fund
Impax Global Sustainable Infrastructure Fund
Impax Core Bond Fund
Impax Global Opportunities Fund
For the year ended
December 31, 2025
For each of the
two years in the
period ended
December 31, 2025
For each of the
five years in the
period ended
December 31, 2025
Impax Global Social Leaders Fund For the year ended
December 31, 2025
For each of the
two years in the
period ended
December 31, 2025
For each of the two
years in the period
ended December 31,
2025 and the period
from November 30,
2023 (commencement
of operations) through
December 31, 2023
Fund comprising Trust III
Statement of
Operations
Statements of
Changes in Net
Assets Financial Highlights
Impax Ellevate Global Women’s Leadership Fund For the year ended
December 31, 2025
For each of the
two years in the
period ended
December 31, 2025
For each of the
five years in the
period ended
December 31, 2025

Annual Report
December 31, 2025
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of the Impax Funds Series Trust I and Impax Funds Series Trust III since 2003
.
Boston, Massachusetts
February 23, 2026

www.impaxam.com
Annual Report
December 31, 2025
Proxy Voting (Unaudited)
You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.767.1729 or on the SEC’s website at www.sec.gov.
The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning Impax (toll-free) at 800.767.1729 or visiting Impax’s website at www.impaxam.com and will be available without charge by visiting the SEC’s website at www.sec.gov.
Portfolio Holdings (Unaudited)
Each Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year (or as an exhibit to its reports Form N-PORT). Each Fund’s Forms N-PORT are available on the SEC’s web site at www.sec.gov.

Annual Report
December 31, 2025
Federal Tax Information (Unaudited)
The percentages of ordinary income distributed by each of the Funds that is Qualified Dividend Income (QDI) and that qualifies for corporate Dividends Received Deduction (DRD) are as follows:
For the fiscal year ended December 31, 2025 the International Sustainable Economy Fund earned foreign source income totaling $43,806,341 and paid $2,386,913 foreign taxes which it intends to pass through to its shareholders.
Fund QDI% DRD%
Large Cap Fund 100.00%
100.00%
Small Cap Fund 54.32%
36.44%
US Sustainable Economy Fund 52.70%
32.72%
Global Sustainable Infrastructure Fund 92.91%
13.20%
Global Opportunities Fund 100.00%
100.00%
Global Environmental Markets Fund 100.00%
75.11%
Global Social Leaders Fund 100.00%
41.88%
Global Women’s Leadership Fund 86.92%
43.02%
International Sustainable Economy Fund 70.43%
0.00%
Core Bond Fund 0.00%
0.00%
High Yield Bond Fund 0.00%
0.00%
Sustainable Allocation Fund 4.60%
2.42%

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Annual Report
December 31, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
None.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
              This information is disclosed as part of the financial statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Review Process .  The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of
Trustees (the “Trustees”) of Impax Funds Series Trust I (the “Trust”) and a majority of the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, approve any new investment advisory contract or subadvisory contract, or any amendment thereof, for any series of the Trust.
The 1940 Act also requires that the Trustees request and evaluate, and that Impax Asset Management LLC (the “Adviser”)
furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the amended and restated
advisory contract between the Trust and the Adviser (the “Management Contract”) with respect to Impax Global Infrastructure
ETF (the “Fund”). The Independent Trustees met in March, June, August and September of 2025 for the purpose of considering the approval of the Management Contract (the “contract review meetings”).
During the course of the contract review meetings, the Trustees met and discussed the Management Contract with representatives of the Adviser. The Independent Trustees were assisted in their evaluation of the Management Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees requested additional information, including in connection with the proposed
Reorganization (as defined below), and discussed with management information that was provided.
In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another or given different weights to various factors in reaching their conclusion. The Trustees’ conclusions were based, in part, on information they receive and consider throughout the year, both in connection with the general oversight of the Impax Funds and on the information they had obtained from the Adviser at other meetings, including in connection with their approval on June 11-12, 2025 of the continuation of the Management Contract for all of the Impax Funds, including the Fund (the “2025 annual contract review process”). The Trustees also considered the fact that the changes to the Management Contract were being proposed in connection with the reorganization of Impax Global
Sustainable Infrastructure Fund (the “Target Fund”), a series of the Trust, with and into the Fund, a newly organized series of the Trust (the “Reorganization”).
Nature, Extent, and Quality of Services .  In considering the Management Contract, the Trustees, including the Independent
Trustees, evaluated the nature, extent, and quality of the advisory services to be provided to the Fund by the Adviser. They considered the terms of the Management Contract and received and considered information provided by management that described, among other matters:

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Annual Report
December 31, 2025
● the nature and scope of the advisory services to be provided to the Fund and information regarding the experience, qualifications and adequacy of the personnel providing those services;
● the investment program to be used by the Adviser to manage the Fund;
● possible conflicts of interest and fall-out benefits;
● brokerage practices;
● the compliance functions of the Adviser; and
● financial results, assets under management and other information relating to the financial resources of the Adviser.
The Trustees considered, among other matters, the general oversight of the Fund to be provided by the Adviser. They also took into account information concerning the investment philosophies and processes to be used by the Adviser in managing the Fund as well as its in-house investment and sustainable research capabilities.
The Trustees considered, among other matters, that the Adviser provides the Trust with office space and personnel and provides oversight and coordination of the services to be provided by the Fund’s third-party service providers. These services include accounting, administration, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. The Trustees also took into account the Adviser’s compliance and operational functions, as well as the resources being devoted by the Adviser to such functions.
The Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the scope of the services to be provided to the Fund under the Management Contract was consistent with the Fund’s operational requirements; that the Adviser has the capabilities, resources and personnel necessary to provide the advisory services currently required by the Fund; and that, overall, the nature, extent and quality of the services to be provided by the Adviser to the Fund were sufficient to warrant approval of the Management Contract.
Fund Performance .  Because the Fund is expected to be the survivor of the Reorganization for performance and accounting purposes, the Trustees considered the Fund’s performance information provided in connection with the 2025 annual contract review process, as well as other performance information they receive and consider throughout the year. The Trustees also considered the Adviser’s performance and reputation generally, the Adviser’s historical responsiveness to Trustee concerns about performance and the Adviser’s willingness to take steps intended to improve performance. Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the performance record of the Adviser was sufficient to support approval of the Management Contract.
Fees and Other Expenses .  The Trustees, including the Independent Trustees, considered the proposed advisory fees to be paid by the Fund to the Adviser, as well as the Fund’s anticipated “other expenses” and total expenses. In doing so, the
Trustees noted that the Fund would retain the Target Fund’s unified fee structure as well as the Target Fund’s fee schedule, except that the Fund’s first breakpoint would be set at 60 basis points (instead of 65 basis points) for average net assets up to $150 million. The Trustees also reviewed information provided by the Adviser regarding the proposed expenses of the Fund relative to those of an Adviser-selected peer group. The Independent Trustees considered that the proposed expense ratio of the Fund was above the average expense ratio of active ETF peers and below the average expense ratio of U.S. fund infrastructure peers. Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract, that the fees and expenses to be charged represented reasonable compensation to the Adviser in light of the services to be provided to the Fund.
Costs of Services Provided and Profitability .  The Trustees, including the Independent Trustees, considered the cost of services to be provided by the Adviser and the anticipated profitability to the Adviser of its relationship with the Fund. The
Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services to be provided to the Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory contracts because

www.impaxam.com
Annual Report
December 31, 2025
comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and the Adviser’s capital structure and cost of capital. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the anticipated level of profitability of the Adviser from its relationship with the Fund was not excessive.
Possible Fall-Out Benefits .  The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser from its relationship with the Fund, including reputational and other “fall out” benefits. The
Trustees considered the receipt of these benefits in light of the Adviser’s anticipated profitability and concluded that such benefits were not excessive.
Possible Economies of Scale .  The Trustees, including the Independent Trustees, considered whether the Fund would benefit from economies of scale. The Trustees considered information regarding the proposed fee arrangement for the Fund.
In this regard, the Independent Trustees took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.
The Trustees concluded that the Fund’s proposed fee arrangement represents an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of the Fund at asset levels anticipated in the near term.
Conclusions .  Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, concluded that the approval of the Management Contract with respect to the Fund was in the best interests of the Fund and that the Management Contract should be approved.

Account Options and Services
December 31, 2025

www.impaxam.com
Annual Report
At Impax, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.
Types of Accounts Services
Regular Accounts Individual, business and trust accounts
are available for all Impax Funds.
Traditional IRA Contributions to an IRA may be tax-
deductible. Taxes are paid only when funds are withdrawn,
when investors may be in a lower tax bracket.
Roth IRA Contributions to a Roth IRA are not deductible, but after five years some types of withdrawals are tax-free.
SIMPLE IRA This is an easy-to maintain retirement plan
designed for small businesses.
SEP IRA This is an employer funded retirement plan popular
with small businesses and self-employed persons.
Coverdell Education Savings Account & Uniform
Transfers/Gifts to Minors Act (UTMA/UGMA) These plans
provide excellent ways to save for a child’s education.
Services
Automatic Investment Plan You may arrange to have a
fixed amount automatically deducted from your checking
or savings account and invested in your Impax account on
a monthly or quarterly basis. Automatic investment plans
do not assure a profit and do not protect against loss in
declining markets.
Online Account Access Impax shareholders can view
account balances and recent transaction history, purchase
and redeem shares or make exchanges between different
Impax Funds.
www.impaxam.com Learn all about Impax Funds through
our web site. You can check Fund performance, read about
our portfolio managers, view Connection—our quarterly
newsletter, and see how we voted on various proxies for the
companies in our portfolios.
Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.
This annual report is intended for shareholders of the Impax Funds only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 800.767.1729, emailing impaxfunds@impaxam.com or visiting www.impaxam.com.
Distributor: Foreside Financial Services, LLC Member of FINRA 2/26 .

30 Penhallow Street, Suite 1 00
Portsmouth NH 03801
800.767.1729
www.impaxam.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in materials filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See attached for the ETF.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 16. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Registrant’s code of ethics, or any amendment thereto, that is the subject of the disclosure required by Item 2 of Form N-CSR is filed with the Registrant’s annual Form N-CSR.

(a)(2) Not Applicable

(a)(3) Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

(a)(4) Not applicable.

(a)(5) There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)           Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Impax Funds Series Trust I

By (Signature and Title)                     /s/ Edward Farrington
                                                                Edward Farrington, President

Date                       2/23/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Edward Farrington
                                                                Edward Farrington, President (Principal Executive Officer)

Date                       2/23/26

By (Signature and Title)                     /s/ Daniel Saltus
                                                                Daniel Saltus, Treasurer (Principal Financial Officer)

Date                       2/23/26